                                 SEMIANNUAL REPORT
                                   June 30, 1998


                                     [PICTURE]


                                SAFECO MUTUAL FUNDS

                                 FIXED INCOME FUNDS

                                   NO-LOAD CLASS

                                      --------
                                      --------



                                  TAXABLE BOND FUNDS
Intermediate-Term U.S. Treasury Fund . . . . . . . . . . . . . . . . . . . . 2
GNMA Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
High-Yield Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
Managed Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .15

                                TAX-EXEMPT BOND FUNDS

Municipal Bond Market Overview . . . . . . . . . . . . . . . . . . . . . . .19
California Tax-Free Income Fund. . . . . . . . . . . . . . . . . . . . . . .20
Municipal Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . .24
Washington State Municipal Bond Fund . . . . . . . . . . . . . . . . . . . .32
Intermediate-Term Municipal Bond Fund. . . . . . . . . . . . . . . . . . . .36
Insured Municipal Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . .41

                                 MONEY MARKET FUNDS

Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
Tax-Free Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . .49

                                        [LOGO]

                            REPORT FROM THE FUND MANAGER
                              SAFECO INTERMEDIATE-TERM
                                 U.S. TREASURY FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      [PHOTO]
                                 RONALD SPAULDING

     The Intermediate-Term U.S. Treasury Fund beat its peer funds and benchmark index for the quarter, six months and year ending June 30, 1998.

     For the quarter, the Fund returned 2.06%, compared to 1.83% for the Merrill Lynch Intermediate-Term Treasury Index. The six-month returns were 3.55% for the Fund versus 3.41% for the index. For the 12 months, it was Fund 9.94% versus 8.45% index. For further comparison, the average intermediate-term U.S. Treasury fund returned 2.05%, 3.44% and 9.55% for the three-, six- and 12-month periods, according to Lipper Analytical Services, Inc.

     The Fund outperformed its benchmark index because its average maturity at
6.0 years is longer than the index at 3.7 years. During a period of declining interest rates, which we have experienced, longer maturities perform better, everything else being equal. The Fund was also overweighted in U.S. agencies, which outperformed, compared to its benchmark index in June. On June 30, the Fund

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------



     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     -------------------------------------------------------
     1-Year              9.94%
     5-Year              5.34%
     Since Inception*    7.55%
     -------------------------------------------------------


     [GRAPH]

INTERMEDIATE-TERM TREASURY FUND


                                                  Merrill Lynch
                          Intermediate-Term     Intermediate-Term
                            Treasury Fund      U.S. Treasury Index
                          ----------------------------------------
             09/30/88          10,000               10,000
             10/31/88          10,192               10,136
             11/30/88          10,113               10,048
             12/31/88          10,125               10,057
             01/31/89          10,185               10,156
             02/28/89          10,133               10,114
             03/31/89          10,151               10,164
             04/30/89          10,330               10,351
             05/31/89          10,511               10,569
             06/30/89          10,751               10,839
             07/31/89          10,939               11,060
             08/31/89          10,837               10,906
             09/30/89          10,882               10,961
             10/31/89          11,065               11,186
             11/30/89          11,146               11,295
             12/31/89          11,169               11,324
             01/31/90          11,102               11,259
             02/28/90          11,158               11,288
             03/31/90          11,152               11,310
             04/30/90          11,123               11,270
             05/31/90          11,334               11,509
             06/30/90          11,449               11,658
             07/31/90          11,603               11,826
             08/31/90          11,561               11,774
             09/30/90          11,606               11,882
             10/31/90          11,699               12,047
             11/30/90          11,820               12,227
             12/31/90          11,968               12,400
             01/31/91          12,022               12,526
             02/28/91          12,116               12,591
             03/31/91          12,202               12,660
             04/30/91          12,337               12,791
             05/31/91          12,402               12,864
             06/30/91          12,417               12,877
             07/31/91          12,572               13,016
             08/31/91          12,783               13,259
             09/30/91          12,976               13,485
             10/31/91          13,115               13,637
             11/30/91          13,250               13,797
             12/31/91          13,586               14,134
             01/31/92          13,431               13,991
             02/28/92          13,448               14,044
             03/31/92          13,399               13,987
             04/30/92          13,501               14,115
             05/31/92          13,695               14,316
             06/30/92          13,909               14,524
             07/31/92          14,256               14,793
             08/31/92          14,367               14,964
             09/30/92          14,634               15,171
             10/31/92          14,366               14,985
             11/30/92          14,277               14,918
             12/31/92          14,478               15,115
             01/31/93          14,851               15,397
             02/28/93          15,179               15,628
             03/31/93          15,241               15,686
             04/30/93          15,350               15,810
             05/31/93          15,299               15,763
             06/30/93          15,670               15,990
             07/31/93          15,694               16,022
             08/31/93          16,081               16,267
             09/30/93          16,172               16,337
             10/31/93          16,208               16,366
             11/30/93          15,948               16,287
             12/31/93          16,048               16,351
             01/31/94          16,256               16,514
             02/28/94          15,826               16,279
             03/31/94          15,493               16,051
             04/30/94          15,383               15,942
             05/31/94          15,390               15,959
             06/30/94          15,361               15,970
             07/31/94          15,564               16,168
             08/31/94          15,604               16,219
             09/30/94          15,434               16,088
             10/31/94          15,440               16,092
             11/30/94          15,408               16,012
             12/31/94          15,468               16,072
             01/31/95          15,645               16,339
             02/28/95          15,879               16,652
             03/31/95          15,960               16,743
             04/30/95          16,157               16,935
             05/31/95          16,774               17,419
             06/30/95          16,886               17,533
             07/31/95          16,755               17,545
             08/31/95          16,955               17,689
             09/30/95          17,142               17,808
             10/31/95          17,403               18,008
             11/30/95          17,757               18,232
             12/31/95          18,059               18,418
             01/31/96          18,117               18,576
             02/28/96          17,676               18,368
             03/31/96          17,490               18,280
             04/30/96          17,454               18,222
             05/31/96          17,451               18,212
             06/30/96          17,577               18,390
             07/31/96          17,632               18,447
             08/31/96          17,631               18,467
             09/30/96          17,828               18,701
             10/31/96          18,047               19,006
             11/30/96          18,279               19,240
             12/31/96          18,128               19,135
             01/31/97          18,184               19,206
             02/28/97          18,136               19,227
             03/31/97          17,915               19,129
             04/30/97          18,167               19,343
             05/31/97          18,307               19,492
             06/30/97          18,489               19,660
             07/31/97          19,022               20,029
             08/31/97          18,793               19,944
             09/30/97          19,075               20,164
             10/31/97          19,410               20,398
             11/30/97          19,419               20,445
             12/31/97          19,631               20,619
             01/30/98          19,947               20,897
             02/28/98          19,879               20,869
             03/31/98          19,917               20,938
             04/30/98          19,989               21,032
             05/31/98          20,159               21,174
             06/30/98          20,327               21,321


     INVESTMENT VALUE

     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND: $20,327
     -------------------------------------------------------
     -------------------------------------------------------

     MERRILL LYNCH INTERMEDIATE-TERM TREASURY INDEX: $21,321
     -------------------------------------------------------
     -------------------------------------------------------

* The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

had 24% of assets invested in agency securities, while the index had 16%.

     The economic environment for bonds has been quite good for the last year. While the strength in the economy has been worrisome for the bond market, the moderate rate of price inflation has been just the tonic to keep the bond bears in check. Problems in Asia, along with good news in inflation, have caused the Federal Reserve Board (Fed) to be more cautious than they might normally be in the face of such a strong economy. The Fed has made no move to change interest rates since March 1997.

     The focus of economic problems in Asia shifted to Japan in the second quarter of 1998. As concerns about Japan grew, the yen weakened against the dollar and prompted a flight to quality, with many foreigners abandoning their Asian issues and buying U.S. Treasury securities as a safe haven. We experienced a bond market rally--especially in the benchmark 30-year treasury--which had little to do with U.S. economic fundamentals.

     The mandate of the Intermediate-Term U.S. Treasury Fund is to buy U.S. Treasury securities with maturities between three and 10 years. The primary tool I have to distinguish this Fund from the index and its peers is setting the average maturity.

     We believe the United States is in the middle of a long-term secular decline in interest rates. While interest rates may rise and fall as dictated by the business cycle, the general trend is down. For that reason, we want to maintain the average maturity of the Fund longer than the benchmark index and benefit from the better performance of longer bonds.

     Trading in the Fund has been minimal and has focused on maintaining an average maturity in the range of 6 to 6.5 years. We have also modestly increased the weighting in U.S. agencies. That paper now provides relatively more yield as the spring's strong rally in U.S. Treasuries caused their yields to fall.

     While the long-term outlook is for lower rates, the near-term is more problematical. For more than a year, we have enjoyed a near perfect bond environment, with the economy strong and price inflation subdued. The strength in the economy has continued longer than most forecasters envisioned, and we are seeing some signs of inflation accelerating. The Federal Reserve Board, to head off inflation, may be forced to begin raising interest rates at the end of this year or

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            REPORT FROM THE INTERMEDIATE-
                               TERM U.S. TREASURY FUND
                                       MANAGER


early in 1999. We believe we can get through this period without the Fed acting, but concede there is a nearly 50% probability they will begin raising rates by February 1999.

     If the Fed does move to raise rates, I would expect to significantly shorten the average maturity of the portfolio to be more closely aligned with the benchmark index.

Ronald Spaulding

--------------------------------------------------------------------------------

Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an M.B.A. from the University of Washington and is a Chartered Financial Analyst.

                              PORTFOLIO OF INVESTMENTS

                                       SAFECO
                                 INTERMEDIATE-TERM
                                 U.S. TREASURY FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 96.0%

U.S. FEDERAL AGENCY NOTES - 23.5%
 $1,500        6.875%, due 11/22/06. . . . . . . . . . . . . . . . . . . $ 1,540
  1,500        6.26%, due 9/24/04. . . . . . . . . . . . . . . . . . . . . 1,541
    500        5.785%, due 4/14/08 . . . . . . . . . . . . . . . . . . . . . 500
    500        5.75%, due 2/15/08. . . . . . . . . . . . . . . . . . . . . . 499

U.S. TREASURY NOTES - 65.4%
  2,200        7.75%, due 2/15/01. . . . . . . . . . . . . . . . . . . . . 2,318
  1,200        7.50%, due 11/15/01 . . . . . . . . . . . . . . . . . . . . 1,271
  2,070        7.25%, due 8/15/04. . . . . . . . . . . . . . . . . . . . . 2,253
  1,310        6.875%, due 3/31/00 . . . . . . . . . . . . . . . . . . . . 1,339
  3,900        6.50%, due 10/15/06 . . . . . . . . . . . . . . . . . . . . 4,143

U.S. TREASURY PRINCIPAL STRIPS - 7.1%
  1,975        0.00%, due 2/15/07  . . . . . . . . . . . . . . . . . . . . 1,227
                                                                        --------
TOTAL U.S. GOVERNMENT SECURITIES . . . . . . . . . . . . . . . . . . . . .16,631
                                                                        --------
TEMPORARY INVESTMENTS - 2.8%

INVESTMENT COMPANIES:
    480        SSgA Prime Money
               Market Portfolio  . . . . . . . . . . . . . . . . . . . . . . 480
                                                                        --------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . 480
                                                                        --------
TOTAL INVESTMENTS - 98.8%. . . . . . . . . . . . . . . . . . . . . . . . .17,111
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . . 207
                                                                        --------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $17,318
                                                                        --------
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . 4.78%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . 6.0 YEARS



                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                                  SAFECO GNMA FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       [PHOTO]
                                   PAUL STEVENSON

     For the quarter ended June 30, 1998, the SAFECO GNMA Fund returned 1.89% versus 1.71% for the peer group of GNMA funds, according to Lipper Analytical Services, Inc. For the six and 12 months, the Fund returned 3.33% and 8.74% compared to the peer group's 3.18% and 8.59%. The Merrill Lynch GNMA index posted 3.47% and 8.98% for the six- and 12-month periods.

     Our underperformance compared to the index is due to expenses, of which the index has none. I attribute our outperformance of other GNMA funds to timely trading (moving out of bonds that were susceptible to prepayments) and having slightly longer bonds than my peers.

     I felt interest rates would fall this year, so I completed (and will continue to complete) trades to capitalize on this stance. My trading activity was quite heavy and consisted of selling more callable paper, which I felt was trading too expensively. I replaced seasoned paper and many of the premium coupon (8.5%+) bonds with more liquid and lower interest rate (6%-7%) bonds or call-protected Collateralized Mortgage Obligations (CMOs). I also kept the cash balance to a minimum.

     At June 30, the portfolio had a decidedly longer average maturity

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------

     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     ------------------------------------
     1-Year              8.74%
     5-Year              5.63%
     10-Year             8.02%
     ------------------------------------


     [GRAPH]


GNMA Fund


                                                    Merrill
                                GNMA                 Index
                               ------               ------
             06/30/88          10,000               10,000
             07/31/88           9,989                9,962
             08/31/88          10,001                9,969
             09/30/88          10,167               10,217
             10/31/88          10,439               10,465
             11/30/88          10,383               10,305
             12/31/88          10,372               10,258
             01/31/89          10,481               10,435
             02/28/89          10,450               10,362
             03/31/89          10,460               10,365
             04/30/89          10,634               10,564
             05/31/89          10,902               10,889
             06/30/89          11,168               11,228
             07/31/89          11,412               11,427
             08/31/89          11,260               11,286
             09/30/89          11,311               11,335
             10/31/89          11,515               11,624
             11/30/89          11,641               11,763
             12/31/89          11,713               11,833
             01/31/90          11,583               11,709
             02/28/90          11,636               11,814
             03/31/90          11,650               11,829
             04/30/90          11,490               11,717
             05/31/90          11,842               12,090
             06/30/90          12,000               12,289
             07/31/90          12,220               12,497
             08/31/90          12,111               12,597
             09/30/90          12,191               12,711
             10/31/90          12,294               12,867
             11/30/90          12,567               13,153
             12/31/90          12,733               13,371
             01/31/91          12,914               13,563
             02/28/91          12,988               13,658
             03/31/91          13,056               13,762
             04/30/91          13,198               13,899
             05/31/91          13,302               14,010
             06/30/91          13,317               14,031
             07/31/91          13,529               14,266
             08/31/91          13,746               14,535
             09/30/91          13,985               14,797
             10/31/91          14,192               15,031
             11/30/91          14,263               15,134
             12/31/91          14,618               15,509
             01/31/92          14,415               15,321
             02/28/92          14,533               15,473
             03/31/92          14,449               15,375
             04/30/92          14,556               15,539
             05/31/92          14,837               15,826
             06/30/92          14,995               16,073
             07/31/92          15,209               16,167
             08/31/92          15,365               16,404
             09/30/92          15,489               16,527
             10/31/92          15,329               16,400
             11/30/92          15,395               16,484
             12/31/92          15,598               16,686
             01/31/93          15,827               16,906
             02/28/93          16,000               17,063
             03/31/93          16,065               17,168
             04/30/93          16,120               17,262
             05/31/93          16,167               17,353
             06/30/93          16,440               17,517
             07/31/93          16,507               17,601
             08/31/93          16,681               17,636
             09/30/93          16,699               17,645
             10/31/93          16,727               17,699
             11/30/93          16,568               17,705
             12/31/93          16,702               17,880
             01/31/94          16,888               18,021
             02/28/94          16,632               17,936
             03/31/94          16,104               17,470
             04/30/94          15,964               17,341
             05/31/94          16,018               17,378
             06/30/94          15,947               17,341
             07/31/94          16,254               17,683
             08/31/94          16,292               17,731
             09/30/94          16,046               17,532
             10/31/94          16,004               17,520
             11/30/94          15,865               17,476
             12/31/94          15,988               17,662
             01/31/95          16,316               18,044
             02/28/95          16,698               18,527
             03/31/95          16,754               18,618
             04/30/95          16,969               18,883
             05/31/95          17,437               19,446
             06/30/95          17,510               19,573
             07/31/95          17,531               19,623
             08/31/95          17,720               19,832
             09/30/95          17,891               20,038
             10/31/95          18,029               20,205
             11/30/95          18,240               20,424
             12/31/95          18,464               20,685
             01/31/96          18,586               20,844
             02/28/96          18,335               20,678
             03/31/96          18,227               20,651
             04/30/96          18,154               20,584
             05/31/96          18,113               20,507
             06/30/96          18,363               20,739
             07/31/96          18,390               20,832
             08/31/96          18,387               20,861
             09/30/96          18,692               21,197
             10/31/96          19,037               21,623
             11/30/96          19,319               21,953
             12/31/96          19,199               21,838
             01/31/97          19,323               21,991
             02/28/97          19,367               22,075
             03/31/97          19,161               21,867
             04/30/97          19,476               22,216
             05/31/97          19,643               22,451
             06/30/97          19,882               22,713
             07/31/97          20,307               23,123
             08/31/97          20,234               23,093
             09/30/97          20,476               23,391
             10/31/97          20,689               23,629
             11/30/97          20,723               23,691
             12/31/97          20,922               23,922
             01/30/98          21,134               24,153
             02/28/98          21,176               24,237
             03/31/98          21,219               24,342
             04/30/98          21,348               24,502
             05/31/98          21,496               24,685
             06/30/98          21,619               24,753

     INVESTMENT VALUE

     SAFECO GNMA FUND: $21,619
     ------------------------------------
     ------------------------------------

     MERRILL LYNCH GNMA INDEX: $24,753
     ------------------------------------
     ------------------------------------


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         REPORT FROM THE GNMA FUND MANAGER


and lower coupon emphasis. Our duration and weighted average maturity were 3.3 and 6.8 years versus 2.2 and 5.2 years for the indices. The Fund's average coupon and projected yield were 7% and 6.44% versus 7.2% and 6.57%. Approximately 64% of the portfolio consisted of GNMAs with the balance in CMOs, Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Company (FHLMC) obligations.

     The bond market rally continued as interest rates fell during the past quarter. The Asian financial crisis was a major impetus behind the recent drop in rates for many reasons. First, overseas buyers have been buying U.S. Treasury securities as protection against their own falling currencies. Second, the well-publicized weakness in the Asian economies has made bond market participants more comfortable with a slowing domestic economy. And, that slowdown has fueled domestic demand for U.S. bonds. Finally, inflation fears and the need for the Federal Reserve to raise rates abated, further supporting the bond markets.

     Regarding the mortgage-backed securities market, prepayment fears and strong demand have been the year's dominant themes. Many Wall Street economists feel that we have seen the greatest surge in homeowner refinancing. This means the mortgage-backed securities most susceptible to early prepayments will start to do better, although I don't feel they represent good value yet.

     The second driver in the mortgage-backed market was the overwhelming buy programs put into place by the two main issuers. FHLMC and FNMA, by some estimates, have purchased 60%-75% of new MBS issuance this year and show little pullback for the balance of the year. Add to this demand from domestic participants who are buying mortgage-backs for their attractive spread over U.S. Treasury securities, and the mortgage market has done very well in this rally (except those securities susceptible to early refinance or call risks).

     It was no surprise that the longer and more call-protected bonds generally outperformed. In looking at the various mortgage-back sectors, the major difference

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . 5.65%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . 6.8 YEARS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

was whether a bond was collateralized with low interest rate (less-callable discount pools) or high interest rate (more-callable premiums) mortgages. Discount and longer-maturity securities (6%-7% 30-year mortgages) out-performed shorter and premium-backed securities (five-year balloons and bonds with 8.5% and above coupons) by a full percentage point.

     The portfolio is currently structured with this combination--a decidedly longer average maturity and lower-coupon emphasis. I will change that formula as market conditions dictate, but as long as our outlook for rates stays favorable, I am happy to hold this bullish stance.

Paul Stevenson

--------------------------------------------------------------------------------

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.


                              PORTFOLIO OF INVESTMENTS

                                       SAFECO
                                     GNMA FUND
                          As of June 30, 1998 (Unaudited)



PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND
AGENCY SECURITIES - 95.8%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 11.4%
  $3,000       7.00%, FNMA REMIC
               1993-127J PAC,
               due 9/25/22 . . . . . . . . . . . . . . . . . . . . . . . $ 3,136

   1,283       6.50%, FNMA REMIC
               1993-119 H PAC,
               due 7/25/23 . . . . . . . . . . . . . . . . . . . . . . . . 1,304

FEDERAL HOME LOAN MORTGAGE
CORP. (FHLMC) - 8.2%
   3,131       6.50%, due 4/15/23. . . . . . . . . . . . . . . . . . . . . 3,192

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) - 12.3%
     407       10.00%, due 12/01/08. . . . . . . . . . . . . . . . . . . . . 427
   1,489       9.00%, due 6/01/22 - 11/01/22 . . . . . . . . . . . . . . . 1,578
   2,779       6.50%, due 8/01/23 - 10/01/23 . . . . . . . . . . . . . . . 2,781

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) - 63.9%
   1,002       9.50%, due 3/15/20. . . . . . . . . . . . . . . . . . . . . 1,091
   9,769       7.50%, due 1/15/22 - 5/15/28. . . . . . . . . . . . . . . .10,056
   5,550       7.00%, due 5/15/28. . . . . . . . . . . . . . . . . . . . . 5,632
   4,183       6.50%, due 1/20/24 - 3/20/26. . . . . . . . . . . . . . . . 4,158
   3,956       6.00%, due 5/15/13. . . . . . . . . . . . . . . . . . . . . 3,926
                                                                        --------
TOTAL U.S. GOVERNMENT AND AGENCY
SECURITIES     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .37,281
                                                                        --------
TEMPORARY INVESTMENTS - 0.6%
INVESTMENT COMPANIES:
     215       SSgA Prime Money
               Market Portfolio. . . . . . . . . . . . . . . . . . . . . . . 215
                                                                        --------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . 215
                                                                        --------
TOTAL INVESTMENTS - 96.4%. . . . . . . . . . . . . . . . . . . . . . . . .37,496

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . 1,429
                                                                        --------

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $38,925
                                                                        --------
                                                                        --------
--------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                            SAFECO HIGH-YIELD BOND FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      [PHOTO]
                                    ROBERT KERN

     Year to date the SAFECO High-Yield Bond Fund returned 4.37% as compared to a 4.40% average return for the Lipper Analytical Services, Inc. High Current Yield Funds group and 4.58% for the Merrill Lynch High-Yield Master Index. For the year ended June 30, 1998, the Fund returned 11.40% while the peer group returned 11.45% and the index 11.80%. Our Fund's return is in line with the two groups, largely because of the well-diversified nature of our holdings.

     The below investment grade market was sailing along nicely for the first quarter of 1998, as cash poured into high-yield mutual funds, and record amounts of new bonds were issued. Things changed in late April, however, and the waters became increasingly treacherous to navigate. There are a number of reasons for the change in market conditions, including a significant deceleration in cash flowing into high-yield mutual funds beginning in late April, an uptick in the Moody's default rate over the three months between March to May from 2.18% to 2.53%, indicating an increase in the riskiness of

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- No-Load Class
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     ---------------------------------------
     1-Year                   11.40%
     5-Year                    9.12%
     Since Inception*          9.65%
     ---------------------------------------


     [GRAPH]


HIGH-YIELD BOND FUND


                             High-Yield          Merrill Lynch
                             Bond Fund          High-Yield Index
                             ---------          ----------------
             09/30/88          10,000               10,000
             10/31/88          10,156               10,144
             11/30/88          10,156               10,163
             12/31/88          10,271               10,207
             01/31/89          10,435               10,374
             02/28/89          10,471               10,436
             03/31/89          10,404               10,395
             04/30/89          10,346               10,399
             05/31/89          10,509               10,595
             06/30/89          10,653               10,757
             07/31/89          10,716               10,800
             08/31/89          10,697               10,850
             09/30/89          10,647               10,736
             10/31/89          10,507               10,470
             11/30/89          10,488               10,485
             12/31/89          10,475               10,443
             01/31/90          10,319               10,161
             02/28/90          10,111               10,007
             03/31/90          10,316               10,196
             04/30/90          10,377               10,259
             05/31/90          10,582               10,430
             06/30/90          10,702               10,692
             07/31/90          10,947               10,961
             08/31/90          10,612               10,460
             09/30/90          10,216               10,030
             10/31/90           9,888                9,736
             11/30/90           9,997                9,838
             12/31/90          10,098                9,987
             01/31/91          10,044               10,192
             02/28/91          10,459               11,076
             03/31/91          10,828               11,625
             04/30/91          11,159               12,026
             05/31/91          11,292               12,073
             06/30/91          11,415               12,347
             07/31/91          11,667               12,678
             08/31/91          11,894               12,970
             09/30/91          12,073               13,153
             10/31/91          12,352               13,600
             11/30/91          12,507               13,746
             12/31/91          12,551               13,899
             01/31/92          12,900               14,369
             02/28/92          13,124               14,732
             03/31/92          13,265               14,939
             04/30/92          13,257               15,017
             05/31/92          13,436               15,239
             06/30/92          13,610               15,414
             07/31/92          13,844               15,714
             08/31/92          14,015               15,914
             09/30/92          14,188               16,083
             10/31/92          13,910               15,876
             11/30/92          14,145               16,119
             12/31/92          14,292               16,324
             01/31/93          14,683               16,713
             02/28/93          14,974               17,012
             03/31/93          15,229               17,301
             04/30/93          15,339               17,420
             05/31/93          15,571               17,646
             06/30/93          15,866               17,975
             07/31/93          16,052               18,156
             08/31/93          16,161               18,322
             09/30/93          16,216               18,403
             10/31/93          16,446               18,753
             11/30/93          16,572               18,851
             12/31/93          16,709               19,049
             01/31/94          17,024               19,461
             02/28/94          16,941               19,326
             03/31/94          16,342               18,701
             04/30/94          16,211               18,469
             05/31/94          16,358               18,428
             06/30/94          16,429               18,512
             07/31/94          16,424               18,634
             08/31/94          16,484               18,772
             09/30/94          16,478               18,768
             10/31/94          16,411               18,818
             11/30/94          16,196               18,656
             12/31/94          16,333               18,852
             01/31/95          16,525               19,117
             02/28/95          16,873               19,730
             03/31/95          17,027               19,996
             04/30/95          17,349               20,513
             05/31/95          17,804               21,146
             06/30/95          17,894               21,289
             07/31/95          18,132               21,566
             08/31/95          18,140               21,679
             09/30/95          18,361               21,936
             10/31/95          18,615               22,116
             11/30/95          18,646               22,336
             12/31/95          18,888               22,710
             01/31/96          19,125               23,089
             02/28/96          19,310               23,160
             03/31/96          19,246               23,065
             04/30/96          19,285               23,097
             05/31/96          19,405               23,264
             06/30/96          19,455               23,368
             07/31/96          19,658               23,510
             08/31/96          19,937               23,802
             09/30/96          20,341               24,356
             10/31/96          20,419               24,567
             11/30/96          20,723               25,061
             12/31/96          20,850               25,269
             01/31/97          21,024               25,459
             02/28/97          21,410               25,851
             03/31/97          20,963               25,494
             04/30/97          21,124               25,821
             05/31/97          21,700               26,364
             06/30/97          22,032               26,772
             07/31/97          22,600               27,482
             08/31/97          22,612               27,449
             09/30/97          23,003               27,942
             10/31/97          22,986               28,085
             11/30/97          23,201               28,348
             12/31/97          23,517               28,620
             01/30/98          24,013               29,077
             02/28/98          24,120               29,194
             03/31/98          24,409               29,472
             04/30/98          24,329               29,598
             05/31/98          24,439               29,776
             06/30/98          24,544               29,930


     INVESTMENT VALUE

     SAFECO HIGH-YIELD BOND FUND: $24,544
     ---------------------------------------
     ---------------------------------------

     MERRILL LYNCH HIGH-YIELD INDEX: $29,930
     ---------------------------------------
     ---------------------------------------

* The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the market, and continued concerns about Asia's woes, and how this will impact the domestic U.S. economy. All of these factors contributed to investors demanding more compensation (yield) for owning "junk" bonds, which in turn led to lower prices overall.

     I have emphasized domestically-oriented companies in my purchases for the Fund during the first half of the year. The strength in the U.S. economy is currently coming from domestic consumption, particularly consumers. At the same time, U.S. exporters are struggling, and our trade deficit is widening. Companies such as Ziff-Davis, Niagara Mohawk Power, 21st Century Telecom and Level 3 Communications should do well in this environment, and are among the names added to the portfolio since year-end.

     Ziff-Davis is the largest technology publisher in the country (PC MAGAZINE, PC WEEK, and COMPUTER SHOPPER are among the numerous titles they produce). In addition, the company also produces trade shows and conferences worldwide, among them the Comdex computer events. They are involved in

S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
------------------------------------------------------------

     [PIE CHART]

     1    BB: 12%
     2    B: 76%
     3    Not Rated: 5%
     4    Preferred Stock: 2%
     5    Cash & Other: 5%


--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------


                                                 PERCENT OF
TOP FIVE HOLDINGS                                NET ASSETS
------------------------------------------------------------
Level 3 Communications, Inc. (144A). . . . . . . . . . .2.5%
  (Telephone)
Randall's Food Markets, Inc. . . . . . . . . . . . . . .2.3
  (Retail - Food Chains)
Numatics, Inc. (144A). . . . . . . . . . . . . . . . . .2.0
  (Manufacturing - Specialized)
Perkins Family Restaurants . . . . . . . . . . . . . . .2.0
  (Restaurants)
Tekni-Plex, Inc. . . . . . . . . . . . . . . . . . . . .2.0
(Manufacturing - Diversified)



TOP FIVE PURCHASES                                     COST
(Jan. to June)                                       (000's)
------------------------------------------------------------
Level 3 Communications, Inc. (144A). . . . . . . . . .$1,978
Randall's Food Markets, Inc. . . . . . . . . . . . . . 1,845
Numatics, Inc. (144A). . . . . . . . . . . . . . . . . 1,611
Tekni-Plex, Inc. (144A). . . . . . . . . . . . . . . . 1,564
Ziff-Davis, Inc. . . . . . . . . . . . . . . . . . . . 1,497



TOP FIVE SALES                                      PROCEEDS
(Jan. to June)                                       (000's)
------------------------------------------------------------
Coca-Cola Bottling Group (Southwest), Inc. . . . . . .$1,294
Speedway Motorsports, Inc. . . . . . . . . . . . . . . 1,289
Jitney-Jungle Stores of America, Inc.. . . . . . . . . 1,278
PhoneTel Technologies, Inc.. . . . . . . . . . . . . . 1,088
Plastic Specialties and Technologies, Inc. . . . . . . 1,085

                                                  PERCENT OF
TOP FIVE INDUSTRIES                               NET ASSETS
------------------------------------------------------------
Broadcasting (Television, Radio & Cable) . . . . . . . . 11%
Telephone  . . . . . . . . . . . . . . . . . . . . . . . .9
Telecommunications (Long Distance) . . . . . . . . . . . .5
Manufacturing (Specialized). . . . . . . . . . . . . . . .4
Entertainment. . . . . . . . . . . . . . . . . . . . . . .4

  CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . 7.93%

  WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . 8.3 YEARS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE HIGH-YIELD BOND FUND MANAGER


other media as well, and are currently developing a cable channel aimed at computer users, and an Internet web site.

     21st Century is a cable and telecommunications provider targeting the high-density, multi-dwelling units in the Chicago metropolitan area. They will provide residents and small businesses with a bundled offering of phone services in addition to Internet access and cable television. Level 3 is building a nationwide "Internet-Protocol" (IP) based telephony network that will deliver voice and data using IP-packet switched technology. Such networks provide cost savings, additional accessibility, and technological efficiencies.

     Niagara Mohawk is an electric utility serving upstate New York. The company is an improving credit story and is positioned well for the deregulated electricity market evolving in its service territory over the next two years. Niagara is selling their generating assets and will become a low-risk distributor of electricity.

     I sold holdings in United Refining, PhoneTel Technologies, and Gorges/Quick-to-Fix Foods during the quarter because of poor operating performance, and unfavorable outlooks. Over time, each of these names has seen leverage increase and cash flow deteriorate.I felt in each case that the high degree of downside risk warranted our exiting the bonds.

     In my last letter to you, I said that I was cautiously optimistic about the high-yield market. The same can be said today. In the current economic environment, credit selection, always an important component of my job, will take on even greater importance. I will continue to look for companies with good earnings and cash-flow prospects and strong management teams. Thank you for your continued interest in the SAFECO High-Yield Bond Fund.

Robert Kern

--------------------------------------------------------------------------------

Robert Kern joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS

                            SAFECO HIGH-YIELD BOND FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
CORPORATE BONDS - 92.5%

ADVERTISING - 1.4%
  $1,000       Lamar Advertising Co.
               9.625%, due 12/01/06. . . . . . . . . . . . . . . . . . . .$1,070

AEROSPACE/DEFENSE - 1.3%
   1,000       BE Aerospace, Inc.
               8.00%, due 3/01/08. . . . . . . . . . . . . . . . . . . . . . 997

AGRICULTURE/FERTILIZER PRODUCTS - 1.4%
   1,000       Sun World International
               11.25%, due 4/15/04 . . . . . . . . . . . . . . . . . . . . 1,100

ALUMINUM - 2.6%
   1,000       Commonwealth Aluminum Corp.
               10.75%, due 10/01/06. . . . . . . . . . . . . . . . . . . . 1,050

   1,000       Wells Aluminum Corp.
               10.125%, due 6/01/05. . . . . . . . . . . . . . . . . . . . 1,050

AUTO PARTS & EQUIPMENT - 2.2%
     750    -  Breed Technologies, Inc. (144A)
               9.25%, due 4/15/08
               (acquired 4/20/98). . . . . . . . . . . . . . . . . . . . . . 733

   1,000    -  Diamond Triumph
               Auto Glass, Inc. (144A)
               9.25%, due 4/01/08
               (acquired 3/25/98). . . . . . . . . . . . . . . . . . . . . 1,017

BANKS (REGIONAL) - 1.6%
   1,250       Bay View Capital Corp.
               9.125%, due 8/15/07 . . . . . . . . . . . . . . . . . . . . 1,287

BROADCASTING (TELEVISION, RADIO & CABLE) - 8.9%
  $1,750    -  21st Century Telecom
               Group, Inc. (144A)
               12.25%, due 2/15/03 Step
               Bond (acquired 2/02/98) . . . . . . . . . . . . . . . . . .$  980

   1,250       Adelphia Communications Corp.
               9.25%, due 10/01/02 . . . . . . . . . . . . . . . . . . . . 1,297

     500       CSC Holdings, Inc.
               9.875%, due 5/15/06 . . . . . . . . . . . . . . . . . . . . . 546

               Century Communications Corp.
     500       9.50%, due 3/01/05. . . . . . . . . . . . . . . . . . . . . . 541
     500       8.875%, due 1/15/07 . . . . . . . . . . . . . . . . . . . . . 530

   1,000       Jones Intercable, Inc.
               8.875%, due 4/01/07 . . . . . . . . . . . . . . . . . . . . 1,070

     500       SFX Broadcasting, Inc.
               10.75%, due 5/15/06 . . . . . . . . . . . . . . . . . . . . . 552

     500       Sinclair Broadcast Group, Inc.
               8.75%, due 12/15/07 . . . . . . . . . . . . . . . . . . . . . 515

   1,000       Young Broadcasting, Inc.
               9.00%, due 1/15/06. . . . . . . . . . . . . . . . . . . . . 1,040

BUILDING MATERIALS - 0.6%
     500       Synthetic Industries, Inc.
               9.25%, due 2/15/07  . . . . . . . . . . . . . . . . . . . . . 515

CHEMICALS (SPECIALTY) - 0.6%
     500       Sovereign Specialty
               Chemicals, Inc.
               9.50%, due 8/01/07  . . . . . . . . . . . . . . . . . . . . . 510

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                           As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%
  $1,500    -  National Equipment
               Services, Inc. (144A)
               10.00%, due 11/30/04
               (acquired 11/20/97) . . . . . . . . . . . . . . . . . . . .$1,530

CONTAINERS (PACKAGING & PAPER) - 1.4%
     500       Applied Extrusion
               Technologies, Inc.
               11.50%, due 4/01/02 . . . . . . . . . . . . . . . . . . . . . 527
     500       Printpack, Inc.
               10.625%, due 8/15/06. . . . . . . . . . . . . . . . . . . . . 535

COSMETICS - 2.0%
     500       Coty, Inc.
               10.25%, due 5/01/05 . . . . . . . . . . . . . . . . . . . . . 536
   1,000       French Fragrances, Inc.
               10.375%, due 5/15/07  . . . . . . . . . . . . . . . . . . . 1,070

ELECTRIC COMPANIES - 1.3%
   1,500       Niagara Mohawk Power Corp.
               8.50%, due 7/01/03
               Step Bond . . . . . . . . . . . . . . . . . . . . . . . . . 1,027

ELECTRICAL EQUIPMENT - 1.9%
   1,500    -  Advanced Lighting
               Technologies, Inc. (144A)
               8.00%, due 3/15/08
               (acquired 6/04/98). . . . . . . . . . . . . . . . . . . . . 1,492

ENTERTAINMENT - 3.5%
   1,000       AMC Entertainment, Inc.
               9.50%, due 3/15/09. . . . . . . . . . . . . . . . . . . . . 1,000
     750       Premier Parks, Inc.
               9.25%, due 4/01/06. . . . . . . . . . . . . . . . . . . . . . 774
     500       Cinemark USA, Inc. (Series B)
               9.625%, due 8/01/08 . . . . . . . . . . . . . . . . . . . . . 515
     500       Cinemark USA, Inc. (Series D)
               9.625%, due 8/01/08 . . . . . . . . . . . . . . . . . . . . . 515

ENVIRONMENTAL - 1.6%
  $1,000       Allied Waste Industries, Inc.
               11.30%, due 6/01/02
               Step Bond . . . . . . . . . . . . . . . . . . . . . . . . .$  730
     500       Allied Waste North America, Inc.
               10.25%, due 12/01/06  . . . . . . . . . . . . . . . . . . . . 547

FINANCIAL (DIVERSIFIED) - 2.0%
   1,000       Americredit Corp.
               9.25%, due 2/01/04  . . . . . . . . . . . . . . . . . . . . 1,025
     500       DVI, Inc.
               9.875%, due 2/01/04 . . . . . . . . . . . . . . . . . . . . . 520

FOODS - 1.5%
     500       Chiquita Brands International, Inc.
               10.25%, due 11/01/06. . . . . . . . . . . . . . . . . . . . . 540
     500       Curtice Burns Foods, Inc.
               12.25%, due 2/01/05 . . . . . . . . . . . . . . . . . . . . . 552
     100    -  Eagle Family Foods, Inc. (144A)
               8.75%, due 1/15/08
               (acquired 1/16/98). . . . . . . . . . . . . . . . . . . . . . .98

GAMING & LOTTERY - 0.7%
     500       Aztar Corp.
               13.75%, due 10/01/04. . . . . . . . . . . . . . . . . . . . . 568

HEALTH CARE (MEDICAL PRODUCTS
& SUPPLIES) - 0.6%
     500       Conmed Corp.
               9.00%, due 3/15/08. . . . . . . . . . . . . . . . . . . . . . 497

HEALTH CARE (HOSPITAL MANAGEMENT) - 3.0%
   1,250       Integrated Health Services, Inc.
               9.50%, due 9/15/07  . . . . . . . . . . . . . . . . . . . . 1,306
   1,000       Quorum Health Group, Inc.
               8.75%, due 11/01/05 . . . . . . . . . . . . . . . . . . . . 1,030

HOUSEHOLD FURNITURE & APPLIANCES - 2.0%
  1,500        Holmes Products Corp.
               9.875%, due 11/15/07. . . . . . . . . . . . . . . . . . . . 1,545


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                            SAFECO HIGH-YIELD BOND FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                  VALUE (000's)
--------------------------------------------------------------------------------
IRON & STEEL - 0.6%
  $  500       Armco, Inc.
               9.00%, due 9/15/07  . . . . . . . . . . . . . . . . . . . .$  493

MANUFACTURING (DIVERSIFIED) - 2.0%
   1,560    -  Tekni-Plex, Inc. (144A)
               9.25%, due 3/01/08
               (acquired 02/26/98) . . . . . . . . . . . . . . . . . . . . 1,560

MANUFACTURING (SPECIALIZED) - 3.9%
   1,500       Flextronics International, Ltd.
               8.75%, due 10/15/07 . . . . . . . . . . . . . . . . . . . . 1,511
   1,600    -  Numatics, Inc. (144A)
               9.625%, due 4/01/08
               (acquired 3/18/98). . . . . . . . . . . . . . . . . . . . . 1,616

OIL (DOMESTIC) - 0.7%
     500       Crown Central Petroleum Corp.
               10.875%, due 2/01/05. . . . . . . . . . . . . . . . . . . . . 530

OIL & GAS (DRILLING & EQUIPMENT) - 2.5%
     500       ICO, Inc.
               10.375%, due 6/01/07  . . . . . . . . . . . . . . . . . . . . 510
   1,500       Newpark Resources, Inc.
               8.625%, due 12/15/07  . . . . . . . . . . . . . . . . . . . 1,508

PAPER & FOREST PRODUCTS - 0.7%
     500       Fibermark, Inc.
               9.375%, due 10/15/06. . . . . . . . . . . . . . . . . . . . . 523

PERSONAL CARE - 1.1%
     750       Chattem, Inc.
               12.75%, due 6/15/04 . . . . . . . . . . . . . . . . . . . . . 840

POWER PRODUCER (INDEPENDENT) - 1.3%
   1,000       AES Corp.
               8.50%, due 11/01/07 . . . . . . . . . . . . . . . . . . . . 1,010

PUBLISHING - 1.9%
   1,500       Ziff-Davis, Inc.
               8.50%, due 5/01/08. . . . . . . . . . . . . . . . . . . . . 1,519

RESTAURANTS - 2.0%
   1,500       Perkins Family Restaurants
               10.125%, due 12/15/07 . . . . . . . . . . . . . . . . . . . 1,583

RETAIL (DEPARTMENT STORES) - 1.7%
  $1,250       Specialty Retailers, Inc.
               9.00%, due 7/15/07. . . . . . . . . . . . . . . . . . . . .$1,302

RETAIL (FOOD CHAINS) - 2.3%
   1,750       Randall's Food Markets, Inc.
               9.375%, 7/01/07 . . . . . . . . . . . . . . . . . . . . . . 1,846

RETAIL (OTHER) - 1.0%
     750    -  Purina Mills, Inc. (144A)
               9.00%, due 3/15/10
               (acquired 3/06/98). . . . . . . . . . . . . . . . . . . . . . 771
RETAIL (SPECIALTY) - 2.2%
   1,250       Big 5 Corp.
               10.875%, due 11/15/07 . . . . . . . . . . . . . . . . . . . 1,294
     500       Finlay Fine Jewelry Corp.
               8.375%, due 5/1/08  . . . . . . . . . . . . . . . . . . . . . 502

SERVICES (COMMERCIAL & CONSUMER) - 3.2%
   1,000    -  Bluegreen Corp. (144A)
               10.50%, due 4/01/08
               (acquired 3/26/98). . . . . . . . . . . . . . . . . . . . . 1,000
   1,500       Unicco Service Corp.
               9.875%, due 10/15/07  . . . . . . . . . . . . . . . . . . . 1,515

TELECOMMUNICATIONS (LONG DISTANCE) - 5.3%
   1,250    -  Flag Ltd. (144A)
               8.25%, due 1/30/08
               (acquired 1/23/98). . . . . . . . . . . . . . . . . . . . . 1,263
   1,500    -  Qwest Communications
               International, Inc. (144A)
               8.29%, due 2/01/03 Step Bond
               (acquired 1/22/98). . . . . . . . . . . . . . . . . . . . . 1,080
   2,000       Qwest Communications
               International, Inc.
               9.47%, due 10/15/07 . . . . . . . . . . . . . . . . . . . . 1,495
     500       Telegroup, Inc.
               10.50%, due 5/01/00 Step Bond . . . . . . . . . . . . . . . . 398


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                           As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
TELEPHONE - 9.1%
  $1,250       GCI, Inc.
               9.75%, due 8/01/07. . . . . . . . . . . . . . . . . . . . .$1,313

               Intermedia Communication, Inc.
   1,000       11.25%, due 7/15/02 Step Bond . . . . . . . . . . . . . . . . 731
   1,000       8.875%, due 11/01/07  . . . . . . . . . . . . . . . . . . . 1,022
     500       8.50%, due 1/15/08  . . . . . . . . . . . . . . . . . . . . . 500

     500    -  Intermedia
               Communication, Inc.  (144A)
               8.60%, due 6/01/08
               (acquired 5/21/98). . . . . . . . . . . . . . . . . . . . . . 506

   2,000    -  Level 3
               Communications, Inc. (144A)
               9.125%, due 5/01/08
               (acquired 6/02/98). . . . . . . . . . . . . . . . . . . . . 1,947

   2,000    -  NEXTLINK
               Communications, Inc. (144A)
               9.45%, due 4/15/08 Step Bond
               (acquired 3/27/98). . . . . . . . . . . . . . . . . . . . . 1,223

TELEPHONE (CELLULAR/WIRELESS) - 1.3%
   1,000       Paging Network, Inc.
               10.00%, due 10/15/08  . . . . . . . . . . . . . . . . . . . 1,035

TEXTILES (APPAREL) - 1.5%
   1,250       Dyersburg Corp.
               9.75%, due 9/01/07  . . . . . . . . . . . . . . . . . . . . 1,203

TEXTILES (HOME FURNISHINGS) - 1.3%
   1,000    -  Maxim Group, Inc. (144A)
               9.25%, due 10/15/07 . . . . . . . . . . . . . . . . . . . . 1,028

TEXTILES (SPECIALTY) - 1.3%
   1,000       Polymer Group, Inc.
               9.00%, due 7/01/07  . . . . . . . . . . . . . . . . . . . . 1,011

TRUCKERS - 1.6%
 $ 1,250       Allied Holdings, Inc.
               8.625%, due 10/01/07  . . . . . . . . . . . . . . . . . . $ 1,263
                                                                         -------

TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . .73,330
                                                                         -------
PREFERRED STOCK - 2.2%
BROADCASTING (TELEVISION, RADIO & CABLE) - 2.2%
       5       CBS Radio, Inc. . . . . . . . . . . . . . . . . . . . . . . . 625
       6       SFX Broadcasting, Inc.. . . . . . . . . . . . . . . . . . . . 601
       5       Sinclair Broadcast Group, Inc.. . . . . . . . . . . . . . . . 554
                                                                         -------
TOTAL PREFERRED STOCK. . . . . . . . . . . . . . . . . . . . . . . . . . . 1,780
                                                                         -------

TEMPORARY INVESTMENTS - 3.2%

COMMERCIAL PAPER:
  $2,511       Countrywide Funding Corp. . . . . . . . . . . . . . . . . . 2,511
               6.35%, due 7/01/98                                        -------

INVESTMENT COMPANIES:
       1       SSgA Prime Money
               Market Portfolio. . . . . . . . . . . . . . . . . . . . . . . . 1
                                                                         -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . 2,512
                                                                         -------
TOTAL INVESTMENTS - 97.9%. . . . . . . . . . . . . . . . . . . . . . . . .77,622
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . 1,649
                                                                         -------
NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $79,271
                                                                         -------
                                                                         -------


- Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $17,782,459 and the total value is 22.5% of net assets.

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            REPORT FROM THE FUND MANAGER
                              SAFECO MANAGED BOND FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      [PHOTO]
                                   MICHAEL HUGHES

     The SAFECO Managed Bond Fund outperformed its peer funds for the quarter, six and 12 months ending June 30, 1998. The Fund returned 2.47% for the quarter compared to 2.05% for the average intermediate investment grade debt fund according to Lipper Analytical Services, Inc. The six- and 12-month comparisons are 3.98% versus 3.61% and 10.43% versus 9.42%, respectively. The Fund's benchmark index, the Lehman Brothers Government/Corporate Bond Index, which incurs no fees or expenses, returned 2.61%, 4.17%, and 11.28% for the quarter, six and 12 months ending June 30, 1998.

     Last year, I made some strategic changes to increase the Fund's competitiveness, adopting a more balanced approach. I limited the range in which the portfolio's average maturity would be allowed to fluctuate and concentrated my efforts on creating additional value through sector rotation, yield curve positioning and credit selection.

    The market environment over the last 12 months has been particularly favorable towards

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- No-Load Class
--------------------------------------------------------------------------------

     INVESTMENT VALUE

     SAFECO MANAGED BOND FUND: $12,811
     ------------------------------------------
     ------------------------------------------

     LEHMAN BROTHERS GOV'T/CORP. INDEX: $13,634
     ------------------------------------------
     ------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     ------------------------------------------
     1-Year              10.43%
     Since Inception*     5.88%
     ------------------------------------------


     [GRAPH]


MANAGED BOND FUND

                            Managed Bond        Lehman Brothers
                            Fund               Gov't/Corp. Index
                            ------------       -----------------
             02/28/94          10,000               10,000
             03/31/94           9,666                9,755
             04/30/94           9,657                9,674
             05/31/94           9,666                9,657
             06/30/94           9,653                9,634
             07/31/94           9,757                9,827
             08/31/94           9,780                9,831
             09/30/94           9,703                9,683
             10/31/94           9,709                9,672
             11/30/94           9,680                9,655
             12/31/94           9,699                9,718
             01/31/95           9,828                9,905
             02/28/95           9,991               10,135
             03/31/95          10,038               10,203
             04/30/95          10,167               10,344
             05/31/95          10,533               10,778
             06/30/95          10,615               10,864
             07/31/95          10,541               10,822
             08/31/95          10,674               10,960
             09/30/95          10,791               11,072
             10/31/95          10,962               11,235
             11/30/95          11,178               11,420
             12/31/95          11,382               11,588
             01/31/96          11,400               11,660
             02/28/96          11,127               11,412
             03/31/96          11,010               11,317
             04/30/96          11,004               11,239
             05/31/96          11,009               11,219
             06/30/96          11,092               11,370
             07/31/96          11,127               11,396
             08/31/96          11,148               11,369
             09/30/96          11,239               11,571
             10/31/96          11,357               11,841
             11/30/96          11,486               12,058
             12/31/96          11,384               11,925
             01/31/97          11,407               11,939
             02/28/97          11,383               11,964
             03/31/97          11,236               11,822
             04/30/97          11,380               11,994
             05/31/97          11,469               12,106
             06/30/97          11,601               12,251
             07/31/97          11,942               12,626
             08/31/97          11,777               12,484
             09/30/97          11,968               12,680
             10/31/97          12,161               12,883
             11/30/97          12,180               12,952
             12/31/97          12,321               13,088
             01/31/98          12,528               13,272
             02/28/98          12,477               13,246
             03/31/98          12,502               13,287
             04/30/98          12,553               13,353
             05/31/98          12,691               13,496
             06/30/98          12,811               13,634


* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994 (initial public offering).

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE MANAGED BOND FUND MANAGER

S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS

[PIE CHART]

               1 AAA: 76%
               2 AA: 1%
               3 A: 17%
               4 BBB: 2%
               5 CASH AND OTHER: 4%

fixed-income securities. Inflation is low and shows no signs of accelerating. The economy, which grew very rapidly during the first quarter, is showing welcome signs of moderation due to the continuing Asian economic crisis. The Federal Reserve, which has not changed the Fed Funds Rate since March 1997, is likely to remain on hold for the next several months, at least. And, the growing federal budget surplus is shrinking the available supply of U.S. Treasury Bonds, causing them to richen.

     The objective of the Managed Bond Fund is to provide as high a level of total return as is consistent with relative stability of capital through the purchase of investment-grade debt securities. Preservation of capital is in part achieved by the Fund's mandate to maintain a 50% weighting in U.S. government securities. The Fund makes modest changes in its average maturity in response to interest rate trends and further distinguishes itself from its index and its peers through selection.

     During the quarter, we moved portions of the portfolio into and out of investment-grade corporate bonds as this sector cheapened, richened and cheapened again relative to U.S. Treasuries. We sold some government and corporate holdings in the very rich 10-year maturity sector of the yield curve and bought a higher-yielding combination of securities with maturities of two and 20 years. Finally, we concentrated our holding in issues insulated from the problems in Asia, such as U.S. Treasuries and agency mortgage-backed securities and notes.

     At quarter end, the Fund held 47% of its assets in U.S. Treasury obligations, 21% in high-grade corporate bonds, 20% in mortgage-backed securities, 1% in U.S. agency debentures, and 7% in AAA asset-backed securities. The portfolio's effective duration was 5.7 years on June 30, 1998, slightly longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.5 years.

     The wild card for the fixed-income markets is the continuing Asian economic crisis. If the crisis continues to worsen, U.S. economic growth could be adversely affected. Under this scenario,

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

U.S. Treasuries will increase in value due to a flight to quality from global investors, diminished inflationary pressures, and the perception that the next Fed move will be to lower interest rates. Corporate bonds would underperform Treasuries as earnings come under increased pressure. If the Asian economic crisis abates, U.S. economic growth could re-accelerate, increasing inflationary pressures and the likelihood of a Fed tightening. Under this scenario, U.S. Treasuries would decrease in value and corporate bonds would outperform. We will watch the world economy closely and invest accordingly.

MICHAEL HUGHES

--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  PERCENT OF
BONDS BY TYPE                                     NET ASSETS
------------------------------------------------------------
U.S. Treasury Securities . . . . . . . . . . . . . . . . 47%
Asset-Backed Securities. . . . . . . . . . . . . . . . . 27
Corporate Bonds. . . . . . . . . . . . . . . . . . . . . 22
Cash and Other . . . . . . . . . . . . . . . . . . . . . .4
                                                       -----
                                                        100%
                                                       -----
                                                       -----

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . 4.70%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . 8.7 YEARS




                               PORTFOLIO OF INVESTMENTS
                                   SAFECO MANAGED
                                      BOND FUND
                           As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 26.8%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 19.8%
    $150       FHLMC REMIC 1587
               6.50%, due 10/15/08 . . . . . . . . . . . . . . . . . . . . .$152
     150       FNMA 1997-M5 C
               6.74%, due 8/25/07. . . . . . . . . . . . . . . . . . . . . . 157
     130       FNMA G93-33J
               6.75%, due 6/25/22. . . . . . . . . . . . . . . . . . . . . . 134
     150       FNMA REMIC 1993-11
               7.35%, due 6/25/07. . . . . . . . . . . . . . . . . . . . . . 155
      75       FNMA REMIC 1992-108
               7.00%, due 7/25/07. . . . . . . . . . . . . . . . . . . . . . .78
     125       FNMA REMIC 1993-44PH
               6.75%, due 5/25/19. . . . . . . . . . . . . . . . . . . . . . 128
     100       FNMA REMIC 1993-23
               6.70%, due 7/25/19. . . . . . . . . . . . . . . . . . . . . . 101
     200       FNMA REMIC 1993-55
               6.50%, due 2/25/05. . . . . . . . . . . . . . . . . . . . . . 204

CONSUMER (FINANCE) - 3.5%
     108       AFG Receivables Trust
               6.20%, due 2/15/03. . . . . . . . . . . . . . . . . . . . . . 108
      90       Premier Auto Trust
               6.20%, due 1/06/01. . . . . . . . . . . . . . . . . . . . . .  90

FINANCIAL (DIVERSIFIED) - 2.0%
      38       Chevy Chase Auto ABS
               Series 1996-1 (Class A)
               6.60%, due 12/15/02 . . . . . . . . . . . . . . . . . . . . .  38
      74       DLJ Commercial Mortgage Corp.
               1998-CF1 A1A
               6.14%, due 10/15/06 . . . . . . . . . . . . . . . . . . . . .  74

MANUFACTURING (SPECIALIZED) - 1.5%
      85       Harley Davidson Eagle
               6.20%, due 1/15/03  . . . . . . . . . . . . . . . . . . . . .  86
                                                                           -----
TOTAL ASSET-BACKED SECURITIES. . . . . . . . . . . . . . . . . . . . . . . 1,505
                                                                           -----

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                               SAFECO MANAGED BOND FUND
                           As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
CORPORATE BONDS - 21.3%
AUTOMOBILES - 2.2%
    $120       Hertz Corp. Notes
               7.00%, due 7/01/04. . . . . . . . . . . . . . . . . . . . . $ 125

BANKS (MAJOR REGIONAL) - 0.9%
      50       U.S. Bancorp
               6.75%, due 10/15/05 . . . . . . . . . . . . . . . . . . . . .  52

BUILDING MATERIALS - 1.8%
     100       Hanson Overseas
               6.75%, due 9/15/05  . . . . . . . . . . . . . . . . . . . . . 103

ENGINEERING & CONSTRUCTION - 1.9%
      97       Halliburton Co.
               6.75%, due 2/01/27. . . . . . . . . . . . . . . . . . . . . . 106

FINANCE (CONSUMER) - 1.7%
      90       Household Finance Corp.
               7.25%, due 7/15/03  . . . . . . . . . . . . . . . . . . . . .  94

FINANCIAL (DIVERSIFIED) - 4.6%
     105       General Motors Acceptance Corp.
               6.875%, due 7/15/01 . . . . . . . . . . . . . . . . . . . . . 108
               St. Paul Companies, Inc.
      80       7.33%, due 8/18/06. . . . . . . . . . . . . . . . . . . . . .  87
      60       7.05%, due 3/07/07. . . . . . . . . . . . . . . . . . . . . .  64

INVESTMENT BANKING/BROKERAGE - 3.7%
      95       Donaldson, Lufkin & Jenrette, Inc.
               6.90%, due 10/01/07 . . . . . . . . . . . . . . . . . . . . .  99
     115       Lehman Brothers Holding, Inc.
               6.05%, due 4/15/08. . . . . . . . . . . . . . . . . . . . . . 115

RETAIL (COMPUTERS & ELECTRIC) - 3.0%
     160       Tandy Corp.
               6.95%, due 9/1/07 . . . . . . . . . . . . . . . . . . . . . . 166

RETAIL (GENERAL MERCHANDISE) - 1.4%
      75       Sears Roebuck Acceptance Corp.
               6.75%, due 9/15/05. . . . . . . . . . . . . . . . . . . . . .  77
                                                                         -------
TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . . 1,196
                                                                         -------
U.S. GOVERNMENT SECURITIES - 47.7%

U.S. FEDERAL AGENCY NOTES - 0.9%
   $  50       Federal Home Loan
               Mortgage Corp.
               6.943%, due 3/21/07 . . . . . . . . . . . . . . . . . . . . $  54

U.S. TREASURY NOTES - 18.3%
      50       7.50%, due 11/15/16 . . . . . . . . . . . . . . . . . . . . .  60
     325       7.25%, due 8/15/04. . . . . . . . . . . . . . . . . . . . . . 354
     265       6.50%, due 10/15/06 . . . . . . . . . . . . . . . . . . . . . 281
     325       6.375%, due 9/30/01 . . . . . . . . . . . . . . . . . . . . . 333

U.S. TREASURY PRINCIPAL STRIP - 28.5%
     710       0.00%, due 5/15/07. . . . . . . . . . . . . . . . . . . . . . 435
   1,875       0.00%, due 2/15/07. . . . . . . . . . . . . . . . . . . . . 1,164
                                                                         -------
TOTAL U.S. GOVERNMENT SECURITIES . . . . . . . . . . . . . . . . . . . . . 2,681
                                                                         -------
TEMPORARY INVESTMENTS - 3.7%

INVESTMENT COMPANIES:
     210       SSgA Prime Money
               Market Portfolio. . . . . . . . . . . . . . . . . . . . . . . 210
                                                                         -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . 210
                                                                         -------
TOTAL INVESTMENTS - 99.5%. . . . . . . . . . . . . . . . . . . . . . . . . 5,592

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . . .26
                                                                         -------
NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$5,618
                                                                         -------
                                                                         -------


                           SEE NOTES TO FINANCIAL STATEMENTS

                                   MUNICIPAL BOND
                                  MARKET OVERVIEW
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      [PHOTO]
                                  STEPHEN C. BAUER

     The municipal bond market was little changed for the quarter and six months ending June 30, 1998, and total returns were modest for both periods.

     In a flat market, the three keys to performance are: 1. staying fully invested since bonds yield more than money market instruments; 2. holding the longest bonds available because longer bonds yield more than shorter ones; and
3. buying lower-quality bonds because lower-rated bonds yield more than higher-rated ones. I have consistently practiced the first two strategies, but I am reluctant to downgrade quality. The meager additional yields that lower-quality bonds currently offer don't seem worth the additional risk. Fortunately, two out of three has been good enough to produce good results.

     Over the last six months, long-term municipal yields fluctuated only slightly to end the period at 5.22%. The taxable bond market rallied much more aggressively and long Treasury yields fell to 5.63% on June 30. (On June 15, the U.S .Treasury 30-year bond closed at a yield of 5.57%, the lowest yield in the 18-year history of the long-term government bond.)

     The underperformance by the tax-exempt market caused the ratio of tax-exempt to taxable bond yields to rise to 93%. This means munis currently pay on a tax-free basis 93% of what a similar-length taxable treasury bond yields. This is the highest ratio since 1995 and compares to 84% one year ago.

     There are two reasons for the extraordinary cheapness of the muni market: low absolute yields and heavy new issue supply. Yields near 25-year lows, coupled with the record-high stock market returns, have created little demand for long-term muni bonds. On top of this is a new issue market that brought $146 billion in supply over the last six months.

     At the same time, the U.S. Treasury market has enjoyed increased demand from foreign investors fleeing weakened Asian currencies and benefited by shrinking supply due to the Federal budget surplus. It is no surprise that munis are cheap compared to Treasuries. And that creates an attractive opportunity for high tax bracket bond investors.

     In the extremely stable market that municipal bonds have enjoyed this year, the only aberration is the relationship between tax-exempt and taxable bonds. As long as current economic conditions persist, however, I don't see this changing. Historically, low rates will continue to encourage issuers of new debt while discouraging investors. The best hope for the municipal market is a correction in the stock market, which would encourage equity buyers to reevaluate their asset allocation and to see bonds in a more attractive light.

                            REPORT FROM THE FUND MANAGER
                                 SAFECO CALIFORNIA
                                TAX-FREE INCOME FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      [PHOTO]
                                  STEPHEN C. BAUER

     For the year ended June 30, 1998, the California Tax-Free Income Fund was truly the best of the bunch. With a total return of 11.19%, Lipper Analytical Services, Inc. ranked it first of 100 California tax-exempt funds, which returned 8.61% on average. (For the 5 and 10 years, the Fund was 5th of 57 funds and 1st of 30.) For the six months, the Fund returned 2.49% to the peer group's 2.28%.

     The Fund also outperformed the Lehman Brothers Long Municipal Bond Fund Index, which returned 10.77% for the 12 months. This is due to our strategy of staying fully invested in long, call-protected bonds.

     The California Tax-Free Income Fund had little activity during the last six months. I took advantage of the slight downtick in prices in May to do two swaps in order to partially offset gains taken earlier this year.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     --------------------------------------------------
     1-Year              11.19%
     5-Year               7.05%
     10-Year              8.78%
     --------------------------------------------------

     [GRAPH]


CALIFORNIA TAX-FREE INCOME FUND


                                            Lehman Brothers
                      California Tax-Free   Long Municipal
                      Income Fund           Bond Index
                      ---------------       --------------
             06/30/88          10,000               10,000
             07/31/88          10,027               10,067
             08/31/88          10,072               10,107
             09/30/88          10,309               10,336
             10/31/88          10,615               10,571
             11/30/88          10,455               10,457
             12/31/88          10,676               10,639
             01/31/89          10,932               10,890
             02/28/89          10,774               10,737
             03/31/89          10,769               10,746
             04/30/89          11,019               11,061
             05/31/89          11,243               11,318
             06/30/89          11,364               11,490
             07/31/89          11,494               11,642
             08/31/89          11,354               11,465
             09/30/89          11,351               11,430
             10/31/89          11,461               11,581
             11/30/89          11,665               11,827
             12/31/89          11,734               11,914
             01/31/90          11,604               11,794
             02/28/90          11,745               11,927
             03/31/90          11,724               11,939
             04/30/90          11,546               11,793
             05/31/90          11,899               12,126
             06/30/90          12,013               12,245
             07/31/90          12,242               12,461
             08/31/90          11,937               12,165
             09/30/90          11,920               12,146
             10/31/90          12,221               12,403
             11/30/90          12,506               12,717
             12/31/90          12,552               12,773
             01/31/91          12,743               12,945
             02/28/91          12,782               13,036
             03/31/91          12,753               13,067
             04/30/91          12,951               13,269
             05/31/91          13,077               13,426
             06/30/91          13,014               13,400
             07/31/91          13,214               13,607
             08/31/91          13,396               13,803
             09/30/91          13,639               14,003
             10/31/91          13,786               14,149
             11/30/91          13,709               14,167
             12/31/91          14,127               14,504
             01/31/92          14,079               14,496
             02/28/92          14,082               14,518
             03/31/92          14,083               14,555
             04/30/92          14,187               14,694
             05/31/92          14,401               14,909
             06/30/92          14,684               15,197
             07/31/92          15,180               15,754
             08/31/92          14,889               15,543
             09/30/92          14,996               15,612
             10/31/92          14,579               15,351
             11/30/92          15,058               15,783
             12/31/92          15,257               15,988
             01/31/93          15,416               16,139
             02/28/93          16,115               16,889
             03/31/93          15,897               16,686
             04/30/93          16,130               16,914
             05/31/93          16,197               17,054
             06/30/93          16,499               17,375
             07/31/93          16,478               17,392
             08/31/93          16,941               17,838
             09/30/93          17,147               18,086
             10/31/93          17,147               18,120
             11/30/93          16,881               17,901
             12/31/93          17,275               18,362
             01/31/94          17,533               18,579
             02/28/94          17,072               17,964
             03/31/94          16,211               16,892
             04/30/94          16,152               17,022
             05/31/94          16,303               17,221
             06/30/94          16,147               17,014
             07/31/94          16,521               17,452
             08/31/94          16,516               17,488
             09/30/94          16,097               17,082
             10/31/94          15,707               16,558
             11/30/94          15,417               16,121
             12/31/94          15,686               16,693
             01/31/95          16,406               17,427
             02/28/95          17,208               18,137
             03/31/95          17,347               18,355
             04/30/95          17,270               18,346
             05/31/95          18,244               19,128
             06/30/95          17,686               18,775
             07/31/95          17,766               18,871
             08/31/95          18,045               19,137
             09/30/95          18,184               19,287
             10/31/95          18,668               19,754
             11/30/95          19,354               20,264
             12/31/95          19,787               20,580
             01/31/96          19,715               20,668
             02/28/96          19,464               20,416
             03/31/96          18,886               20,042
             04/30/96          18,718               19,962
             05/31/96          18,736               19,972
             06/30/96          19,103               20,280
             07/31/96          19,321               20,480
             08/31/96          19,274               20,454
             09/30/96          19,735               20,908
             10/31/96          19,982               21,163
             11/30/96          20,508               21,618
             12/31/96          20,288               21,488
             01/31/97          20,073               21,445
             02/28/97          20,292               21,677
             03/31/97          19,858               21,302
             04/30/97          20,163               21,553
             05/31/97          20,551               21,971
             06/30/97          20,861               22,253
             07/31/97          21,952               23,063
             08/31/97          21,469               22,756
             09/30/97          21,766               23,084
             10/31/97          21,954               23,282
             11/30/97          22,170               23,489
             12/31/97          22,632               23,919
             01/30/98          22,875               24,175
             02/28/98          22,829               24,163
             03/31/98          22,808               24,197
             04/30/98          22,541               24,066
             05/31/98          23,108               24,538
             06/30/98          23,194               24,643


     INVESTMENT VALUE

     SAFECO CALIFORNIA TAX-FREE INCOME FUND: $23,194
     --------------------------------------------------
     --------------------------------------------------

     LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX: $24,643
     --------------------------------------------------
     --------------------------------------------------

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------


TOP FIVE                                                              PERCENT OF
TYPES OF BONDS                                                        NET ASSETS
--------------------------------------------------------------------------------
Local General Obligation - Limited Tax . . . . . . . . . . . . . . . . . . . 17%
Lease Rental . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
Hospital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Toll Road. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Utilities - Water. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
--------------------------------------------------------------------------------
San Francisco Bay Area Rapid Transit
  District . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4.5%
Los Angeles Wastewater System. . . . . . . . . . . . . . . . . . . . . . . .4.5
Airports Commission City and County of
  San Francisco International Airport. . . . . . . . . . . . . . . . . . . .4.4
San Joaquin Hills Transportation
  Corridor Agency. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4.4
Redding Joint Powers Financing Authority
  Solid Waste and Corporation Yard . . . . . . . . . . . . . . . . . . . . .4.3

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . . 4.38%

WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . . . .24.1 YEARS


S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[PIE CHART]

1    AAA: 58%
2    AA: 3%
3    A: 15%
4    BBB: 13%
5    Not Rated: 3%
6    Cash and Other: 8%

                              PORTFOLIO OF INVESTMENTS
                                       SAFECO
                                     CALIFORNIA
                                      TAX-FREE
                                    INCOME FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 92.4%
  $5,000       Airports Commission City and
               County of San Francisco
               International Airport Revenue
               4.90%, due 5/01/19 [MBIA] . . . . . . . . . . . . . . . . $4,823

   4,750       Arcade Water District Water
               Revenue
               5.00%, due 11/01/27 [FGIC]. . . . . . . . . . . . . . . . .4,621

               California Health Facilities
               Financing Authority Insured
               Health Facility Revenue
               (Catholic Health Care West)
   2,250       4.75%, due 7/01/19 [MBIA] . . . . . . . . . . . . . . . . .2,122

   2,500       5.125%, due 7/01/24 . . . . . . . . . . . . . . . . . . . .2,453

   3,715       California Statewide Communities
               Development Authority
               Certificates of Participation
               (Children's Hospital of
               Los Angeles)
               4.75%, due 6/01/21 [MBIA] . . . . . . . . . . . . . . . . .3,488

      20       Concord Redevelopment Agency
               Tax Allocation Central Concord
               Redevelopment Project
               8.00%, due 7/01/18. . . . . . . . . . . . . . . . . . . . . . 21

   3,750       Culver City Redevelopment
               Financing Authority
               Tax Allocation Revenue
               4.60%, due 11/01/20 [AMBAC] . . . . . . . . . . . . . . . .3,469

   4,195       Foothill/Eastern Transportation
               Corridor Agency
               Toll Road Revenue
               5.00%, due 1/01/35. . . . . . . . . . . . . . . . . . . . .3,993



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                       SAFECO CALIFORNIA TAX-FREE INCOME FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

  $  670       Inglewood Insured Hospital
               Revenue
               (Daniel Freeman Hospital)
               6.75%, due 5/01/13  . . . . . . . . . . . . . . . . . . . $  731

   1,200    -  Los Angeles Convention and
               Exhibition Center
               Authority Certificates of
               Participation
               9.00%, due 12/01/20 (Prerefunded
               12/01/05 @ 100) . . . . . . . . . . . . . . . . . . . . . .1,560

   3,800       Los Angeles Department of
               Water and Power
               Waterworks Revenue
               4.75%, due 11/15/19 [FGIC]. . . . . . . . . . . . . . . . .3,604

   5,000       Los Angeles Wastewater
               System Revenue
               5.00%, due 6/01/28 [FGIC] . . . . . . . . . . . . . . . . .4,871

   3,585       Metropolitan Water District of
               Southern California
               Waterworks Revenue
               5.00%, due 07/01/37 . . . . . . . . . . . . . . . . . . . .3,472

   2,500       Northern California Power
               Agency
               Geothermal Project Revenue
               5.00%, due 07/01/09 . . . . . . . . . . . . . . . . . . . .2,500

               Palm Desert Financing Authority
               Tax Allocation Revenue
   2,595       5.625%, due 4/01/23 [MBIA]. . . . . . . . . . . . . . . . .2,720
   4,260       5.10%, due 10/01/27 [MBIA]. . . . . . . . . . . . . . . . .4,183

   2,350       Palomar Pomerado Health System
               California Insured Revenue
               4.75%, due 11/01/23 [MBIA]. . . . . . . . . . . . . . . . .2,199

   4,435       Pittsburg Redevelopment Agency
               Los Medanos Community
               Development Project
               Tax Allocation
               4.625%, due 8/01/21 [AMBAC] . . . . . . . . . . . . . . . .4,111

               Pleasanton Joint Powers
               Financing Authority
               Reassessment Revenue
  1,610        6.20%, due 9/02/17. . . . . . . . . . . . . . . . . . . .  1,696

  1,785        6.15%, due 9/02/12  . . . . . . . . . . . . . . . . . . . .1,917

  4,900        Redding Joint Powers
               Financing Authority
               Solid Waste and Corporation
               Yard Revenue
               5.00%, due 1/01/23. . . . . . . . . . . . . . . . . . . . .4,680

   2,000       Riverside County Certificates
               of Participation
               (Capital Projects)
               6.125%, due 11/01/21. . . . . . . . . . . . . . . . . . . .2,167

   2,500       San Bernardino County
               Cerificates of Participation
               (Medical Center Financing
               Project)
               5.50%, due 8/01/24. . . . . . . . . . . . . . . . . . . . .2,537

   4,000       San Diego County Certificates of
               Participation Central Jail
               5.00%, due 10/01/25 [AMBAC] . . . . . . . . . . . . . . . .3,895

   5,000       San Francisco Bay Area Rapid
               Transit District Revenue
               5.00%, due 7/01/28 [AMBAC]. . . . . . . . . . . . . . . . .4,871

   4,000       San Gabriel Valley School Finance
               Authority Revenue (Pamona
               Unified School District)
               5.50%, due 2/01/24. . . . . . . . . . . . . . . . . . . . .4,068

   5,000       San Joaquin Hills Transportation
               Corridor Agency Senior Lien
               Toll Road Revenue
               5.00%, due 1/01/33. . . . . . . . . . . . . . . . . . . . .4,764



                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                       SAFECO CALIFORNIA TAX-FREE INCOME FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
  $4,000       San Jose Redevelopment Agency
               (Merged Area Redevelopment
               Project Tax Allocation)
               4.75%, due 8/01/22. . . . . . . . . . . . . . . . . . . . $3,733

   3,000       Santa Rosa Wastewater Revenue
               (Subregional Wastewater Project)
               5.00%, due 9/01/22 [FGIC] . . . . . . . . . . . . . . . . .2,926

               Southern California Public Power
               Authority Power Project Revenue
               (Multiple Projects)
   2,665    -  5.50%, due 7/01/20 (Prerefunded
               7/01/00 @ 100). . . . . . . . . . . . . . . . . . . . . . .2,751
   1,335       5.50%, due 7/01/20. . . . . . . . . . . . . . . . . . . . .1,343

     900       Stanislaus Waste to Energy
               Financing Agency Solid Waste
               Facility Revenue
               7.625%, due 1/01/10 . . . . . . . . . . . . . . . . . . . . .953

               State of California General
               Obligation Bonds
   2,500       5.625%, due 09/01/24. . . . . . . . . . . . . . . . . . . .2,615
   1,075       5.625%, due 10/01/23 [FGIC] . . . . . . . . . . . . . . . .1,124
                                                                        --------

TOTAL BONDS    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .100,981
                                                                        --------

TEMPORARY INVESTMENTS - 6.0%

INVESTMENT COMPANIES:
   1,115       Provident Bankshares Corp.. . . . . . . . . . . . . . .    1,115

   5,461       SEI Tax-Exempt Trust
               Institutional Tax-Free
               Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .5,461
                                                                        --------

TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .6,576
                                                                        --------

TOTAL INVESTMENTS - 98.4%. . . . . . . . . . . . . . . . . . . . . . . .107,557

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . .1,792
                                                                        --------

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . $109,349
                                                                        --------
                                                                        --------

--------------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:


MBIA:       Municipal Bond Investors
            Assurance Corp.. . . . . . . . . . . . . . . . . . . . . .18.2%
AMBAC:      AMBAC Indemnity Corp.. . . . . . . . . . . . . . . . . . .15.2
FGIC:       Financial Guaranty Insurance Corp. . . . . . . . . . . . .15.9
                                                                   --------
                                                                      49.3%
                                                                   --------
                                                                   --------

- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                             SAFECO MUNICIPAL BOND FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      [PHOTO]
                                  STEPHEN C. BAUER

     The SAFECO Municipal Bond Fund returned 2.90% for the six months and 10.53% for the 12 months ended June 30, 1998, outperforming its peer group's 2.26% and 8.39% total returns, according to Lipper Analytical Services, Inc. Lipper's total return ranking of general municipal bond funds placed the SAFECO Fund at 7th of 233 funds for the one year, 16th of 124 funds for the five years and 12th of 70 funds for the 10 years ended June 30, 1998.

     The Fund slightly under-performed the 10.77% posted by the Lehman Brothers Long Municipal Bond Index, but that is to be expected. It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. The difference between the performance of the Fund and its peer group is the better measure of success.

     Activity in the Municipal Bond Fund was directed at attractive new issues in the marketplace. Two new positions for the Fund were District of Columbia G.O. 5.25%, due 2027 at a yield of 5.39%, and Washington State Health Care Facilities

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     --------------------------------------------------
     1-Year         10.53%
     5-Year         6.46%
     10-Year        8.65%
     --------------------------------------------------


     [GRAPH]


MUNICIPAL BOND FUND


                                            Lehman Brothers
                       Municipal Bond       Long Municipal
                       Fund                 Bond Index
                       --------------       --------------
             06/30/88          10,000               10,000
             07/31/88          10,051               10,067
             08/31/88          10,103               10,107
             09/30/88          10,329               10,336
             10/31/88          10,613               10,571
             11/30/88          10,489               10,457
             12/31/88          10,697               10,639
             01/31/89          10,944               10,890
             02/28/89          10,780               10,737
             03/31/89          10,780               10,746
             04/30/89          11,033               11,061
             05/31/89          11,240               11,318
             06/30/89          11,382               11,490
             07/31/89          11,498               11,642
             08/31/89          11,397               11,465
             09/30/89          11,387               11,430
             10/31/89          11,498               11,581
             11/30/89          11,705               11,827
             12/31/89          11,776               11,914
             01/31/90          11,639               11,794
             02/28/90          11,773               11,927
             03/31/90          11,756               11,939
             04/30/90          11,576               11,793
             05/31/90          11,942               12,126
             06/30/90          12,053               12,245
             07/31/90          12,284               12,461
             08/31/90          11,964               12,165
             09/30/90          11,941               12,146
             10/31/90          12,169               12,403
             11/30/90          12,507               12,717
             12/31/90          12,559               12,773
             01/31/91          12,758               12,945
             02/28/91          12,813               13,036
             03/31/91          12,829               13,067
             04/30/91          13,044               13,269
             05/31/91          13,176               13,426
             06/30/91          13,130               13,400
             07/31/91          13,339               13,607
             08/31/91          13,542               13,803
             09/30/91          13,758               14,003
             10/31/91          13,905               14,149
             11/30/91          13,861               14,167
             12/31/91          14,290               14,504
             01/31/92          14,166               14,496
             02/28/92          14,203               14,518
             03/31/92          14,185               14,555
             04/30/92          14,319               14,694
             05/31/92          14,560               14,909
             06/30/92          14,875               15,197
             07/31/92          15,448               15,754
             08/31/92          15,131               15,543
             09/30/92          15,161               15,612
             10/31/92          14,830               15,351
             11/30/92          15,284               15,783
             12/31/92          15,540               15,988
             01/31/93          15,692               16,139
             02/28/93          16,370               16,889
             03/31/93          16,114               16,686
             04/30/93          16,335               16,914
             05/31/93          16,428               17,054
             06/30/93          16,765               17,375
             07/31/93          16,701               17,392
             08/31/93          17,145               17,838
             09/30/93          17,337               18,086
             10/31/93          17,384               18,120
             11/30/93          17,164               17,901
             12/31/93          17,508               18,362
             01/31/94          17,720               18,579
             02/28/94          17,196               17,964
             03/31/94          16,323               16,892
             04/30/94          16,338               17,022
             05/31/94          16,534               17,221
             06/30/94          16,351               17,014
             07/31/94          16,728               17,452
             08/31/94          16,740               17,488
             09/30/94          16,326               17,082
             10/31/94          15,977               16,558
             11/30/94          15,649               16,121
             12/31/94          16,064               16,693
             01/31/95          16,655               17,427
             02/28/95          17,354               18,137
             03/31/95          17,481               18,355
             04/30/95          17,455               18,346
             05/31/95          18,267               19,128
             06/30/95          17,876               18,775
             07/31/95          17,961               18,871
             08/31/95          18,193               19,137
             09/30/95          18,329               19,287
             10/31/95          18,713               19,754
             11/30/95          19,231               20,264
             12/31/95          19,514               20,580
             01/31/96          19,577               20,668
             02/28/96          19,362               20,416
             03/31/96          18,919               20,042
             04/30/96          18,777               19,962
             05/31/96          18,808               19,972
             06/30/96          19,085               20,280
             07/31/96          19,319               20,480
             08/31/96          19,250               20,454
             09/30/96          19,639               20,908
             10/31/96          19,871               21,163
             11/30/96          20,314               21,618
             12/31/96          20,134               21,488
             01/31/97          20,038               21,445
             02/28/97          20,245               21,677
             03/31/97          19,900               21,302
             04/30/97          20,151               21,553
             05/31/97          20,489               21,971
             06/30/97          20,747               22,253
             07/31/97          21,592               23,063
             08/31/97          21,220               22,756
             09/30/97          21,513               23,084
             10/31/97          21,681               23,282
             11/30/97          21,844               23,489
             12/31/97          22,285               23,919
             01/30/98          22,515               24,175
             02/28/98          22,502               24,163
             03/31/98          22,507               24,197
             04/30/98          22,306               24,066
             05/31/98          22,790               24,538
             06/30/98          22,931               24,643


     INVESTMENT VALUE

     SAFECO MUNICIPAL BOND FUND: $22,931
     --------------------------------------------------
     --------------------------------------------------

     LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX: $24,643
     --------------------------------------------------
     --------------------------------------------------

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Authority for Swedish Health System 5.25%, due 2026 at 5.58% yield. Both issues were insured and carry AAA ratings.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . .4.66%

WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . . . 24.1 YEARS


                                                                      PERCENT OF
TOP FIVE STATES                                                       NET ASSETS
--------------------------------------------------------------------------------
California . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22%
Washington . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Texas. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Illinois . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
New York . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7


                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills Transportation
  Corridor Agency. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6%
Illinois Educational Facilities Authority. . . . . . . . . . . . . . . . . 3.7
Wyoming Community Development. . . . . . . . . . . . . . . . . . . . . . . 3.6
Alaska Housing Finance Corp. . . . . . . . . . . . . . . . . . . . . . . . 3.2
Austin Combined Utility System . . . . . . . . . . . . . . . . . . . . . . 3.1



S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[PIE CHART]

1.   AAA: 40%
2.   AA: 21%
3.   A: 22%
4.   BBB: 11%
5.   BB: 1%
6.   Not Rated: 3%
7.   Cash and Other: 2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* -  97.8%

ALABAMA - 1.7%
  $2,000      Alabama Special Care, Facilities
              Financing Authority of
              Birmingham (Daughters of
              Charity, Providence Hospital and
              St. Vincent's Hospital)
              5.00%, due 11/01/25  . . . . . . . . . . . . . . . . . . .$ 1,914

   1,310      Board of Trustees Alabama
              Agriculture and Mechanical
              University Revenue
              5.50%, due 11/01/20 [MBIA] . . . . . . . . . . . . . . . . .1,429

   1,000      Citronelle Industrial Development
              Board Pollution Control Revenue
              8.00%, due 12/01/12  . . . . . . . . . . . . . . . . . . . .1,080

   4,250      Jefferson County Sewer Revenue
              5.70%, due 2/01/20 [FGIC]. . . . . . . . . . . . . . . . . .4,492

ALASKA - 3.3%
     495      Alaska Housing Finance Corp.
              Collateralized (Veterans
              Mortgage Program)
              6.50%, due 6/01/31 . . . . . . . . . . . . . . . . . . . . . .509

  17,000      Alaska Housing Finance Corp
              (General Housing Purpose)
              5.00%, due 12/01/18  . . . . . . . . . . . . . . . . . . . 16,596

ARIZONA - 1.8%
   9,800      Phoenix Civic Improvement Corp.
              Wastewater System Lease
              Revenue
              4.75%, due 7/01/23 . . . . . . . . . . . . . . . . . . . . .9,252

CALIFORNIA - 21.9%
   3,600      Airports Commission City and
              County of San Francisco
              International Airport Revenue
              6.00%, due 5/01/25 [FGIC]. . . . . . . . . . . . . . . . . .3,903

   1,500      Foothill/Eastern Transportation
              Corridor Agency Toll Road
              Revenue
              5.00%, due 1/01/35 . . . . . . . . . . . . . . . . . . . . .1,428

   2,500      Los Angeles County Certificates
              of Participation (Disney Parking
              Project)
              5.50%, due 9/01/21 . . . . . . . . . . . . . . . . . . . . .2,510

  13,000      Los Angeles Department of Water
              and Power Electric Plant Revenue
              5.25%, due 11/15/26  . . . . . . . . . . . . . . . . . . . 13,031

   5,000      Los Angeles Wastewater System
              Revenue
              4.70%, due 11/01/19 [FGIC] . . . . . . . . . . . . . . . . .4,710

   2,200      Metropolitan Water District of
              Southern California Waterworks
              Revenue
              5.75%, due 3/01/14 . . . . . . . . . . . . . . . . . . . . .2,236

   5,250      Northern California Power
              Agency Geothermal Project
              Revenue
              5.00%, due 7/01/09 . . . . . . . . . . . . . . . . . . . . .5,251

              Pittsburg Redevelopment Agency
              Los Medanos Community
              Development Project Tax
              Allocation

  11,995      5.80%, due 8/01/34 [FSA] . . . . . . . . . . . . . . . . . 13,103
   6,400      4.625%, due 8/01/21 [AMBAC]  . . . . . . . . . . . . . . . .5,933

   2,000      Redding Joint Powers Financing
              Authority Solid Waste and
              Corporation Yard Revenue
              5.00%, due 1/01/23 . . . . . . . . . . . . . . . . . . . . .1,910

   8,750      Sacramento County Sanitation
              District Finance Authority
              Revenue
              4.75%, due 12/01/23  . . . . . . . . . . . . . . . . . . . .8,233

  10,000      San Francisco Bay Area Rapid
              Transit District Revenue
              5.00%, due 7/01/28 [AMBAC] . . . . . . . . . . . . . . . . .9,742

   1,700      San Francisco City and County
              Redevelopment  Financing
              Authority Tax Allocation Revenue
              4.75%, due 8/01/18 [FGIC]. . . . . . . . . . . . . . . . . .1,611


                          SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
 $ 8,010      San Joaquin County Public
              Facilities Financing Corp.
              Certificates of Participation
              Capital Facilities Project
              4.75%, due 11/15/19 [MBIA] . . . . . . . . . . . . . . . .$ 7,587

  25,000      San Joaquin Hills Transportation
              Corridor Agency Senior Lien Toll
              Road Revenue
              5.00%, due 1/01/33 . . . . . . . . . . . . . . . . . . . . 23,818

              Southern California Public Power
              Authority Power Project Revenue
              (Multiple Projects)
   4,085   -  5.50%, due 7/01/20 (Prerefunded
              7/01/00 @ 100) . . . . . . . . . . . . . . . . . . . . . . .4,217
   3,165      5.50%, due 7/01/20 . . . . . . . . . . . . . . . . . . . . .3,183

COLORADO - 0.3%
   1,000      Colorado Housing Finance
              Authority Multi-Family
              Mortgage Revenue
              8.30%, due 10/01/23  . . . . . . . . . . . . . . . . . . . .1,100

     220      Colorado Housing Finance
              Authority Single Family
              Residential Housing Revenue
              8.75%, due 9/01/17 . . . . . . . . . . . . . . . . . . . . . .225

DISTRICT OF COLUMBIA - 1.9%
  10,000      District of Columbia General
              Obligation
              5.25%, due 6/01/27 [MBIA]. . . . . . . . . . . . . . . . . .9,955

FLORIDA - 0.6%
   2,750      Mid-Bay Bridge Authority
              Revenue
              6.05%, due 10/01/22  . . . . . . . . . . . . . . . . . . . .2,947

GEORGIA - 2.4%
   6,750      Atlanta Water and Sewage
              Revenue
              4.50%, due 1/01/18 . . . . . . . . . . . . . . . . . . . . .6,261

   5,000      Municipal Electric Authority
              Project One Special Obligation
              Fourth Crossover Series
              6.50%, due 1/01/20 . . . . . . . . . . . . . . . . . . . . .5,864

ILLINOIS - 7.1%
              Illinois Dedicated Tax Revenue
              (Civic Center)
   3,975      7.00%, due 12/15/10 [AMBAC]. . . . . . . . . . . . . . . . .4,315
   1,525   -  7.00%, due 12/15/10 [AMBAC]
              (Prerefunded 12/15/00 @ 102) . . . . . . . . . . . . . . . .1,662

  17,500      Illinois Educational Facilities
              Authority Adjustable Demand
              Revenue (University of Chicago)
              5.70%, due 12/01/25. . . . . . . . . . . . . . . . . . . . 19,048

   5,000      Metropolitan Pier and Exposition
              Authority McCormick Place
              Convention Complex Hospitality
              Facilities Revenue
              7.00%, due 7/01/26 . . . . . . . . . . . . . . . . . . . . .6,307

   4,770      University of Illinois
              Auxiliary Facilities System
              Revenue
              5.75%, due 4/01/22 . . . . . . . . . . . . . . . . . . . . .4,948

INDIANA - 5.2%
     200      Beech Grove Economic
              Development Revenue
              (Westvaco Corp.)
              8.75%, due 7/01/10 . . . . . . . . . . . . . . . . . . . . . .204

  11,000   -  East Chicago Elementary School
              Building Corp.  First Mortgage
              7.00%, due 1/15/16 (Prerefunded
              1/15/03 @ 102) . . . . . . . . . . . . . . . . . . . . . . 12,438


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
INDIANA (CONTINUED)
 $ 7,715      Hammond Multi-School Building
              Corp.
              First Mortgage Revenue
              6.20%, due 7/10/15 . . . . . . . . . . . . . . . . . . . .$ 8,242

   6,450      Indianapolis Gas Utility System
              Revenue
              4.00%, due 6/01/11 [FGIC]  . . . . . . . . . . . . . . . . .6,052

KENTUCKY - 2.3%
  12,000      Louisville and Jefferson Counties
              Metropolitan Sewer
              District Sewer and Drain System
              Revenue
              5.00%, due 5/15/30 [FGIC]. . . . . . . . . . . . . . . . . 11,646

MARYLAND - 1.9%
   5,125      Baltimore Project and Revenue
              (Water Projects)
              5.00%, due 7/01/24 [FGIC]. . . . . . . . . . . . . . . . . .5,140

   5,000      Maryland Health and Higher
              Educational Facilities Authority
              Revenue  (University of Maryland
              Medical System)
              4.75%, due 7/01/23 [FGIC]. . . . . . . . . . . . . . . . . .4,694

MASSACHUSETTS - 4.0%
   8,295      Massachusetts Bay
              Transportation Authority
              General Transportation System
              5.00%, due 3/01/27 [FGIC]. . . . . . . . . . . . . . . . . .8,061

   5,140      Massachusetts Housing Finance
              Agency (Rental Housing and
              Mortgage Revenue)
              6.20%, due 7/01/38 [AMBAC] . . . . . . . . . . . . . . . . .5,466

              Massachusetts Water Resources
              Authority General Revenue
   4,500      6.00%, due 4/01/20 . . . . . . . . . . . . . . . . . . . . .4,664
   2,500      4.75%, due 12/01/23  . . . . . . . . . . . . . . . . . . . .2,326

MICHIGAN - 1.4%
   5,250      Detroit Water Supply System
              Revenue
              4.75%, due 7/01/19 [FGIC]. . . . . . . . . . . . . . . . .  4,982

   2,000      University of Michigan Hospital
              Revenue
              6.375%, due 12/01/24 . . . . . . . . . . . . . . . . . . . .2,110

MISSOURI - 2.0%
   5,000      Missouri Health and Education
              Facilities Authority
              Educational Facilities Revenue
              5.00%, due 11/15/37. . . . . . . . . . . . . . . . . . . . .4,857

   5,000      University of Missouri System
              Facilities Revenue
              5.80%, due 11/01/27. . . . . . . . . . . . . . . . . . . . .5,328

NEW JERSEY - 0.3%
   1,275   -  New Jersey Turnpike Authority
              Revenue
              10.375%, due 1/01/03 (Escrowed
              to Maturity) . . . . . . . . . . . . . . . . . . . . . . . .1,472

NEW MEXICO - 0.5%
   2,500      Farmington Collateralized
              Pollution Control Revenue
              (Tucson Gas and Electric Co.)
              6.10%, due 1/01/08 . . . . . . . . . . . . . . . . . . . . .2,502

NEW YORK - 6.6%
   4,025      Long Island Power Authority
              Electric System General Revenue
              5.25%, due 12/01/26. . . . . . . . . . . . . . . . . . . . .3,984

              New York City Municipal Water
              Finance Authority  Water and
              Sewer System Revenue
   2,205      6.00%, due 6/15/19 . . . . . . . . . . . . . . . . . . . . .2,254
   2,100      5.00%, due 6/15/17 [FGIC]  . . . . . . . . . . . . . . . . .2,072



                          SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
NEW YORK (CONTINUED)
              New York Dormitory Authority
              State University Educational
              Facilities Revenue
 $ 4,400      7.50%, due 5/15/11 . . . . . . . . . . . . . . . . . . . .$ 5,364
   5,250      7.50%, due 5/15/13 . . . . . . . . . . . . . . . . . . . . .6,679
   5,500      5.25%, due 5/15/15 . . . . . . . . . . . . . . . . . . . . .5,668
   1,500      5.00%, due 7/01/15 . . . . . . . . . . . . . . . . . . . . .1,497

   6,500      Urban Development Corp.
              Correctional Facilities Revenue
              5.375%, due 1/01/25  . . . . . . . . . . . . . . . . . . . .6,531

NORTH CAROLINA - 2.3%
  11,000      North Carolina Eastern Municipal
              Power Agency Power System
              Revenue
              6.00%, due 1/01/22 . . . . . . . . . . . . . . . . . . . . 11,766

OKLAHOMA - 1.2%
   5,590      McGee Creek Authority Water
              Revenue
              6.00%, due 1/01/23 [MBIA]  . . . . . . . . . . . . . . . . .6,349

PENNSYLVANIA - 0.9%
   5,000      Centre County University Area
              Joint Authority Sewer Revenue
              4.75%, due 11/01/20 [MBIA] . . . . . . . . . . . . . . . . .4,730

SOUTH CAROLINA - 1.3%
   1,040      Charleston County Pollution
              Control Facilities Revenue
              5.90%, due 8/01/03   . . . . . . . . . . . . . . . . . . . .1,041

   5,500      Pickens and Richland Counties
              Hospital Facilities Revenue
              5.75%, due 8/01/21 [AMBAC] . . . . . . . . . . . . . . . . .5,626

TEXAS - 9.4%
  10,000      Austin Combined Utility System
              Revenue
              12.50%, due 11/15/07 [MBIA]  . . . . . . . . . . . . . . . 15,884

              Austin Water, Sewer and Electric
              Revenue
   3,825      14.00%, due 11/15/01 . . . . . . . . . . . . . . . . . . . .4,453

      65   -  14.00%, due 11/15/01
              (Prerefunded 5/15/99 @ 100). . . . . . . . . . . . . . . . . . 67

      60   -  14.00%, due 11/15/01
              (Prerefunded various
              dates/prices). . . . . . . . . . . . . . . . . . . . . . . . . 67

   1,600   -  Coastal Industrial Water Authority
              Water Revenue
              5.50%, due 12/15/09
              (Escrowed to Maturity) . . . . . . . . . . . . . . . . . . .1,628

   2,000      Houston Water and Sewer System
              Junior Lien Revenue
              5.375%, due 12/01/27 [FGIC]. . . . . . . . . . . . . . . . .2,042

  15,000      Matagorda County Navigation
              District #1
              5.15%, due 11/01/29 [MBIA] . . . . . . . . . . . . . . . . 14,769

   2,260      Texas Municipal Power Agency
              Revenue
              5.50%, due 9/01/13 [FGIC]. . . . . . . . . . . . . . . . . .2,261

   7,500      Waco Texas Health Facilities
              Development Corp.
              Hospital Revenue
              5.00%, due 11/01/25. . . . . . . . . . . . . . . . . . . . .7,303


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
UTAH - 0.4%
  $1,900      Intermountain Power Agency
              Power Supply Revenue
              6.00%, due 7/01/23 . . . . . . . . . . . . . . . . . . . . $1,917

VIRGINIA - 0.2%
   1,055   -  Richmond Metropolitan
              Expressway Authority Revenue
              5.60%, due 1/15/13
              (Escrowed to Maturity) . . . . . . . . . . . . . . . . . . .1,100

WASHINGTON - 13.1%
   7,000      CDP-King County III Lease
              Revenue  (King Street Center
              Project)
              5.25%, due 6/01/26 [MBIA]. . . . . . . . . . . . . . . . . .6,979

              Douglas County Public Utility
              District #1 Wells Hydroelectric
              Revenue
   5,055      8.75%, due 9/01/18 . . . . . . . . . . . . . . . . . . . . .6,662
   2,200      8.75%, due 9/01/18 . . . . . . . . . . . . . . . . . . . . .2,951

   2,500      Everett School District #2
              Snohomish County Unlimited Tax
              General Obligation
              6.20%, due 12/01/12 [MBIA] . . . . . . . . . . . . . . . . .2,786

   2,200      King County Housing Authority
              Pooled Housing Revenue
              6.80%, due 3/01/26 . . . . . . . . . . . . . . . . . . . . .2,345

   1,650      King County Limited Tax General
              Obligation (Various Purpose)
              4.75%, due 1/01/19 . . . . . . . . . . . . . . . . . . . . .1,561

   2,255      King County Public Hospital
              District #1 Hospital Facilities
              Revenue (Valley Medical Center)
              5.50%, due 9/01/17 [AMBAC] . . . . . . . . . . . . . . . . .2,282

   4,800      Lewis County Public Utility
              District #1 Cowlitz Falls
              Hydroelectric Project Revenue
              6.00%, due 10/01/24  . . . . . . . . . . . . . . . . . . . .5,014

   4,000      Port of Seattle Revenue
              6.00%, due 12/01/14 [AMBAC]. . . . . . . . . . . . . . . . .4,189

   2,944      Seattle Housing Authority Low
              Income Housing Revenue (Mt.
              Zion Project)
              6.60%, due 8/20/38 . . . . . . . . . . . . . . . . . . . . .3,238

   3,000      Washington Health Care Facilities
              Authority Revenue (Fred
              Hutchinson Cancer Research
              Center)
              7.375%, due 1/01/18  . . . . . . . . . . . . . . . . . . . .3,270

  10,000      Washington Health Care Facilities
              Authority Revenue  (Swedish
              Hospital Medical Center)
              5.25%, due 11/15/26 [AMBAC]. . . . . . . . . . . . . . . . .9,956

   8,500      Washington Public Power Supply
              System Nuclear Project #1
              Revenue
              6.00%, due 7/01/17 . . . . . . . . . . . . . . . . . . . . .8,832


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                             SAFECO MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
 $ 4,000      Washington Public Power Supply
              System Nuclear Project #2
              Revenue
              6.30%, due 7/01/12 . . . . . . . . . . . . . . . . . . . $  4,536

   2,610      Washington Public Power Supply
              System Nuclear Project #3
              Revenue
              5.50%, due 7/01/18 . . . . . . . . . . . . . . . . . . . . .2,621

WISCONSIN - 0.2%
   1,000      Wisconsin Health and Educational
              Facilities Authority Revenue
              6.00%, due 10/01/12 [MBIA] . . . . . . . . . . . . . . . . .1,024

WYOMING - 3.6%
  18,375      Wyoming Community
              Development Authority Housing
              Revenue
              5.60%, due 6/01/29 . . . . . . . . . . . . . . . . . . . . 18,637
                                                                        -------

TOTAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .502,429
                                                                        -------

TEMPORARY INVESTMENTS - 0.7%

INVESTMENT COMPANIES:
  $3,471      Federated Tax-Exempt
              Money Market Fund, Inc.. . . . . . . . . . . . . . . . . $  3,471
                                                                       --------

TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .3,471
                                                                       --------
TOTAL INVESTMENTS - 98.5%. . . . . . . . . . . . . . . . . . . . . . . .505,900
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . .7,815
                                                                       --------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $513,715
                                                                       --------
                                                                       --------
--------------------------------------------------------------------------------
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of  the portfolio they guarantee at the period end are as follows:

MBIA:      Municipal Bond Investors
           Assurance Corp. . . . . . . . . . . . . . . . . . . . . . . . .14.1%
FGIC:      Financial Guaranty Insurance Corp.  . . . . . . . . . . . . . .12.2
AMBAC:     AMBAC Indemnity Corp. . . . . . . . . . . . . . . . . . . . . . 9.7
FSA:       Financial Security
           Assurance, Inc. . . . . . . . . . . . . . . . . . . . . . . . . 2.6
                                                                        --------
                                                                          38.6%
                                                                        --------
                                                                        --------

- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                              SAFECO WASHINGTON STATE
                                MUNICIPAL BOND FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      [PHOTO]
                                  BEVERLY R. DENNY

     The SAFECO Washington State Municipal Bond Fund returned 8.96% for the year ending June 30,1998, outperforming 8.91%, the Lipper Analytical Services, Inc. average for Washington funds. The Fund also bested its peers for the six months, returning 2.69% versus the competition's 2.65%.

     The Fund came in below the Lehman Brothers Long Municipal Bond Index return of 10.77%, which is a national index and not as valid a performance yardstick as other Washington funds which participate in a limited market that is currently high-priced with few attractive selections. This is due to a scarcity of long local bonds, high demand and the type of deals coming to market. Further skewing the comparison is the fact that a bond index has no expenses, no cash and no call features.

     The Fund had a large inflow of cash (about 5 percent of net assets) at the end of the first quarter. I bought Spokane General Obligation (GOs) bonds on March 23. Unfortunately, Murphy's Law

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     -----------------------------------------------------
     1-Year              8.96%
     5-Year              5.64%
     Since Inception*    6.06%
     -----------------------------------------------------

     [GRAPH]


WASHINGTON STATE MUNICIPAL BOND FUND


                                            Lehman Brothers
                      Washington State      Long Municipal
                      Municipal Bond Fund   Bond Index
                      -------------------   --------------
             03/31/93          10,000               10,000
             04/30/93          10,065               10,137
             05/31/93          10,107               10,221
             06/30/93          10,351               10,413
             07/31/93          10,319               10,423
             08/31/93          10,600               10,690
             09/30/93          10,723               10,839
             10/31/93          10,742               10,859
             11/30/93          10,573               10,728
             12/31/93          10,788               11,005
             01/31/94          10,956               11,135
             02/28/94          10,581               10,766
             03/31/94           9,988               10,123
             04/30/94          10,035               10,201
             05/31/94          10,177               10,321
             06/30/94          10,003               10,197
             07/31/94          10,255               10,459
             08/31/94          10,219               10,481
             09/30/94           9,971               10,238
             10/31/94           9,705                9,923
             11/30/94           9,478                9,661
             12/31/94           9,855               10,004
             01/31/95          10,258               10,444
             02/28/95          10,645               10,870
             03/31/95          10,701               11,000
             04/30/95          10,669               10,995
             05/31/95          11,100               11,463
             06/30/95          10,899               11,252
             07/31/95          10,965               11,310
             08/31/95          11,107               11,469
             09/30/95          11,185               11,559
             10/31/95          11,428               11,839
             11/30/95          11,692               12,144
             12/31/95          11,816               12,333
             01/31/96          11,864               12,386
             02/28/96          11,754               12,235
             03/31/96          11,528               12,011
             04/30/96          11,465               11,963
             05/31/96          11,488               11,969
             06/30/96          11,621               12,154
             07/31/96          11,739               12,274
             08/31/96          11,705               12,258
             09/30/96          11,934               12,530
             10/31/96          12,038               12,683
             11/30/96          12,244               12,956
             12/31/96          12,174               12,878
             01/31/97          12,105               12,852
             02/28/97          12,223               12,991
             03/31/97          12,014               12,766
             04/30/97          12,168               12,917
             05/31/97          12,367               13,168
             06/30/97          12,501               13,336
             07/31/97          12,917               13,822
             08/31/97          12,760               13,638
             09/30/97          12,920               13,834
             10/31/97          12,993               13,953
             11/30/97          13,076               14,077
             12/31/97          13,263               14,335
             01/30/98          13,385               14,488
             02/28/98          13,404               14,481
             03/31/98          13,425               14,501
             04/30/98          13,328               14,423
             05/31/98          13,561               14,706
             06/30/98          13,621               14,769


     INVESTMENT VALUE

     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND: $13,621
     -----------------------------------------------------
     -----------------------------------------------------

     LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX: $14,769
     -----------------------------------------------------
     -----------------------------------------------------

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

applied, and the money left in early April, necessitating the sale of the Whatcom GOs. In May, the Fund received another large inflow. I bought Seattle Water System Revenue bonds, and a new issue of Seattle Wastewater bonds came to market. Neither one was cheap, but preferable to money market rates. Both Seattle bonds have good structure with 5% coupons and 2027 maturities that extend the Fund's duration.

     As of June 15, the Fund may invest in bonds subject to the Alternative Minimum Tax (AMT). As always, I will continue to look for long, discount bonds that represent value in the market. With a longer duration, the Fund should outperform its peer Washington Funds during market rallies when interest rates drop.

Beverly R. Denny

--------------------------------------------------------------------------------

Beverly R. Denny came to SAFECO in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/economics from Babson College. She is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . . 4.03%
WEIGHTED AVERAGE MATURITY . . . . . . . . . . . . . . . . . . . . . . 23.9 YEARS


                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
--------------------------------------------------------------------------------
Renton Limited Tax
  General Obligation . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.5%
Housing Authority of Vancouver Clark County
  Pooled Housing Revenue . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Grant County Public Utility District #2
  Wanapum Hydroelectric Revenue. . . . . . . . . . . . . . . . . . . . . . 4.1
Washington Higher Education
  Facilities Authority Revenue
  and Refunding Revenue
    (Gonzaga University Project) . . . . . . . . . . . . . . . . . . . . . 4.1
Washington State Housing
  Finance Commission Housing
  and Nonprofit Revenue (Seattle
  University Auxiliary Service Project). . . . . . . . . . . . . . . . . . 4.0


TOP FIVE                                                              PERCENT OF
TYPES OF BONDS                                                        NET ASSETS
--------------------------------------------------------------------------------
Housing. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .18%
Local General Obligation - Limited Tax . . . . . . . . . . . . . . . . . . .13
Hospital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
University Revenue . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Electric Utility - Hydroelectric . . . . . . . . . . . . . . . . . . . . . . 9


S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
---------------------------------------

[PIE CHART]

1.   AAA: 46%
2.   AA: 26%
3.   A: 17%
4.   Not Rated: 11%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                              SAFECO WASHINGTON STATE
                                MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 100.3%

ILLINOIS - 2.4%
    $200       Wood Dale Industrial
               Development Revenue
               4.75%, due 9/01/25. . . . . . . . . . . . . . . . . . . . .$200

WASHINGTON - 97.9%
     300       Bellingham Housing Authority
               Housing Revenue
               (Cascade Meadows)
               5.20%, due 11/1/27 [MBIA] . . . . . . . . . . . . . . . . . 296

     315       Grant County Public Utility
               District #2 Wanapum
               Hydroelectric Revenue
               6.375%, due 1/01/23 . . . . . . . . . . . . . . . . . . . . 336

     350       Housing Authority of Vancouver
               Clark County Pooled Housing
               Revenue
               5.50%, due 3/1/28 . . . . . . . . . . . . . . . . . . . . . 351

     100       Kent Limited Tax General
               Obligation
               5.75%, due 12/01/26 [MBIA]. . . . . . . . . . . . . . . . . 106

     300       King County Housing Authority
               Pooled Housing Revenue
               6.80%, due 3/01/26. . . . . . . . . . . . . . . . . . . . . 320

     250       King County Limited Tax
               General Obligation
               (Various Purposes)
               4.75%, due 1/01/19. . . . . . . . . . . . . . . . . . . . . 237

     200       King County Public Hospital
               District #1 Hospital Facilities
               Revenue (Valley Medical Center)
               5.25%, due 9/01/15 [AMBAC]. . . . . . . . . . . . . . . . . 201

     200       Kitsap County School District #401
               Unlimited Tax General Obligation
               (Central Kitsap)
               5.50%, due 12/01/11 . . . . . . . . . . . . . . . . . . . . 209

     100       Kitsap County Sewer Revenue
               5.75%, due 7/01/16 [MBIA] . . . . . . . . . . . . . . . . . 105

     250       Klickitat County Public Utility
               District # 1 Electric Revenue
               5.75%, due 10/01/27 [FGIC]. . . . . . . . . . . . . . . . . 263

     100       Lewis County Public Utility
               District #1 Cowlitz Falls
               Hydroelectric Project Revenue
               6.00%, due 10/01/24 . . . . . . . . . . . . . . . . . . . . 104

     200       Municipality of Metropolitan
               Seattle General Obligation
               5.65%, due 1/01/20. . . . . . . . . . . . . . . . . . . . . 206

     200       Municipality of Metropolitan
               Seattle Sewer Revenue
               6.30%, due 1/01/33 [MBIA] . . . . . . . . . . . . . . . . . 217

     350       Renton Limited Tax General
               Obligation
               5.75%, due 12/01/17 [MBIA]. . . . . . . . . . . . . . . . . 371

               Seattle Drainage and Wastewater
               Utility  Improvement Revenue
     175       5.25%, due 12/01/25 [MBIA]. . . . . . . . . . . . . . . . . 175

     200       5.00%, due 11/01/27 . . . . . . . . . . . . . . . . . . . . 194

     250       Seattle Housing Authority Low
               Income Housing Revenue
               (Mt. Zion Project)
               6.60%, due 8/20/38. . . . . . . . . . . . . . . . . . . . . 275

     300       Seattle Municipal Light and
               Power Revenue
               5.00%, due 7/01/20. . . . . . . . . . . . . . . . . . . . . 293

               Seattle Water System Revenue
     200       5.25%, due 12/01/23 . . . . . . . . . . . . . . . . . . . . 201

     300       5.00%, due 10/01/27 [FGIC]. . . . . . . . . . . . . . . . . 290

     300       Spokane County General
               Obligation
               5.10%, due 12/01/18 . . . . . . . . . . . . . . . . . . . . 298

     100       Tacoma Sold Waste Utilities
               Revenue
               5.50%, due 12/01/19 [AMBAC] . . . . . . . . . . . . . . . . 104

     200       Tukwila Limited Tax General
               Obligation
               5.90%, due 1/01/14. . . . . . . . . . . . . . . . . . . . . 214


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                    SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                VALUE (000's)
--------------------------------------------------------------------------------
    $100       Washington Certificates of
               Participation Municipal
               Lease Obligation (State Office
               Building Project)
               6.00%, due 4/01/12. . . . . . . . . . . . . . . . . . . . .$105

     200       Washington Health Care Facilities
               Authority Revenue (Franciscan
               Health System/St. Joseph
               Hospital and Health Care Center,
               Tacoma)
               5.625%, due 1/01/13 [MBIA]. . . . . . . . . . . . . . . . . 209

     150       Washington Health Care Facilities
               Authority Revenue (Grays Harbor
               Medical Center)
               5.90%, due 7/01/23. . . . . . . . . . . . . . . . . . . . . 158

     250       Washington Health Care Facilities
               Authority Revenue (Highline
               Community Hospital)
               5.00%, due 8/15/21. . . . . . . . . . . . . . . . . . . . . 238

     200       Washington Health Care Facilities
               Authority Revenue (Northwest
               Hospital, Seattle)
               5.75%, due 11/15/23 [AMBAC] . . . . . . . . . . . . . . . . 208

     100       Washington Health Care Facilities
               Authority Revenue (Swedish
               Hospital Medical System)
               6.30%, due 11/15/22 [AMBAC] . . . . . . . . . . . . . . . . 110

     250       Washington Higher Education
               Facilities Authority Revenue
               (Pacific Lutheran University
               Project)
               5.70%, due 11/01/26 . . . . . . . . . . . . . . . . . . . . 262

     350       Washington Higher Education
               Facilities Authority Revenue and
               Refunding Revenue (Gonzaga
               University Project)
               4.75%, due 4/01/22 [MBIA] . . . . . . . . . . . . . . . . . 331

     250       Washington State Housing
               Finance Commission Revenue
               (Horizon House Project)
               6.125%, due 7/01/27 [MBIA]. . . . . . . . . . . . . . . . . 265

     325       Washington State Housing
               Finance Commission Housing and
               Nonprofit Revenue (Seattle
               University Auxiliary Service
               Project)
               5.30%, due 7/01/31. . . . . . . . . . . . . . . . . . . . . 324

     200       Washington State Various
               Purpose General Obligation
               5.25%, due 1/01/19. . . . . . . . . . . . . . . . . . . . . 201

     200       Yakima-Tieton Irrigation District
               Revenue
               6.20%, due 6/01/19 [FSA]. . . . . . . . . . . . . . . . . . 217
                                                                        -------

TOTAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8,194
                                                                        -------

TEMPORARY INVESTMENTS - 2.0%

INVESTMENT COMPANIES:
     164       Federated Tax-Exempt
               Money Market Fund, Inc. . . . . . . . . . . . . . . . . . . 164
                                                                        -------

TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . 164
                                                                        -------

TOTAL INVESTMENTS - 102.3% . . . . . . . . . . . . . . . . . . . . . . . 8,358
Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . . . . .(190)
                                                                        -------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$8,168
                                                                        -------
                                                                        -------

--------------------------------------------------------------------------------
*    The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at period end are as follows:

MBIA:       Municipal Bond Investors
            Assurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .24.8%
AMBAC:      AMBAC Indemnity Corp.. . . . . . . . . . . . . . . . . . . . . 7.5
FGIC:       Financial Guaranty
            Insurance Corp.. . . . . . . . . . . . . . . . . . . . . . . . 6.6
FSA:        Financial Security
            Assurance, Inc.. . . . . . . . . . . . . . . . . . . . . . . . 2.6
                                                                        -------
                                                                          41.5%
                                                                        -------
                                                                        -------


                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                              SAFECO INTERMEDIATE-TERM
                                MUNICIPAL BOND FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      [PHOTO]
                                 MARY V. METASTASIO

     For the year ending June 30, 1998, the SAFECO Intermediate-Term Municipal Bond Fund returned 6.72%, compared to 6.69% for the peer group defined by Lipper Analytical Services, Inc., and 7.34% for the Lehman 7-Year Municipal Bond Index. For the year to date, the Fund returned 1.76% while its peers and the index returned 2.05% and 2.32%, respectively.

     Bond portfolios typically underperform bond indexes because indexes are "paper" portfolios with no expenses, no cash and no call features. The difference in the performance of the Fund and its peer group is the better measure of success.

     After starting the year with a brief uptick, the intermediate municipal bond market has traded in a narrow range, and there are no clear signals that anything else is on the horizon. Cash flow into municipal bonds has been lacking, and activity in the Fund was very limited. I did only one trade during the quarter,

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     -----------------------------------------------------
     1-Year              6.72%
     5-Year              5.29%
     Since Inception*    5.47%
     -----------------------------------------------------

     [GRAPH]


INTERMEDIATE-TERM MUNICIPAL BOND FUND


                                           Lehman Brothers
                      Intermediate-Term    7-Year Municipal
                      Municipal Bond Fund  Bond Index
                      -------------------  ----------------
             03/31/93          10,000               10,000
             04/30/93          10,044               10,062
             05/31/93          10,062               10,092
             06/30/93          10,222               10,277
             07/31/93          10,204               10,278
             08/31/93          10,414               10,461
             09/30/93          10,575               10,575
             10/31/93          10,627               10,602
             11/30/93          10,535               10,508
             12/31/93          10,719               10,701
             01/31/94          10,846               10,816
             02/28/94          10,576               10,581
             03/31/94          10,240               10,299
             04/30/94          10,285               10,375
             05/31/94          10,363               10,427
             06/30/94          10,327               10,408
             07/31/94          10,454               10,555
             08/31/94          10,527               10,610
             09/30/94          10,339               10,509
             10/31/94          10,152               10,403
             11/30/94           9,932               10,251
             12/31/94          10,117               10,407
             01/31/95          10,347               10,601
             02/28/95          10,625               10,840
             03/31/95          10,749               10,953
             04/30/95          10,797               10,982
             05/31/95          11,105               11,274
             06/30/95          11,060               11,265
             07/31/95          11,186               11,408
             08/31/95          11,301               11,543
             09/30/95          11,341               11,587
             10/31/95          11,470               11,688
             11/30/95          11,587               11,816
             12/31/95          11,656               11,879
             01/31/96          11,776               11,994
             02/28/96          11,762               11,953
             03/31/96          11,570               11,837
             04/30/96          11,548               11,816
             05/31/96          11,513               11,798
             06/30/96          11,563               11,889
             07/31/96          11,709               11,988
             08/31/96          11,728               11,994
             09/30/96          11,817               12,102
             10/31/96          11,951               12,233
             11/30/96          12,140               12,437
             12/31/96          12,093               12,399
             01/31/97          12,114               12,444
             02/28/97          12,216               12,547
             03/31/97          12,065               12,386
             04/30/97          12,098               12,450
             05/31/97          12,268               12,607
             06/30/97          12,396               12,728
             07/31/97          12,687               13,023
             08/31/97          12,566               12,931
             09/30/97          12,720               13,068
             10/31/97          12,778               13,145
             11/30/97          12,821               13,191
             12/31/97          13,000               13,353
             01/30/98          13,092               13,493
             02/28/98          13,092               13,505
             03/31/98          13,091               13,505
             04/30/98          13,005               13,427
             05/31/98          13,196               13,624
             06/30/98          13,229               13,663


     INVESTMENT VALUE

     SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND: $13,229
     -----------------------------------------------------
     -----------------------------------------------------

     LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX: $13,663
     -----------------------------------------------------
     -----------------------------------------------------


* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

a purchase of $300,000 par of Maine Municipal Bond Bank FSA insured 5% due 11/01/09 at a yield of 4.87%.

     In recent quarters, I have actually sold more securities than I have purchased. The Fund has, therefore, shortened in maturity and duration which takes us out of our normal "longer" style and hurts us in performance. I have resisted doing many swaps to extend maturity, as this would subject our shareholders to capital gains. However, I am taking another look at this. Taking a moderate amount of capital gains is not a terrible price to pay to better structure the portfolio.

Mary V. Metastasio

--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------


CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . .3.74%

WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . . . 6.7 YEARS


                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
--------------------------------------------------------------------------------
North Carolina Municipal Power Agency
  #1 Catawba Electric Revenue. . . . . . . . . . . . . . . . . . . . . . . 5.5%
New York State Housing Finance Agency
  Health Facilities Revenue  . . . . . . . . . . . . . . . . . . . . . . . 5.4
Mississippi Hospital Equipment and
  Facilities Authority (Mississippi
  Baptist Medical Center). . . . . . . . . . . . . . . . . . . . . . . . . 4.4
Oklahoma Industries Authority Health
  Facilities (Sisters of Mercy Health
  System, St. Louis, Inc.) . . . . . . . . . . . . . . . . . . . . . . . . 4.4
Trinity River Authority (Tarrant
  County Water Project). . . . . . . . . . . . . . . . . . . . . . . . . . 4.3


                                                                      PERCENT OF
TOP FIVE STATES                                                       NET ASSETS
--------------------------------------------------------------------------------
Washington . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .15%
Illinois . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Texas. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
New York . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
California . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8


S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[PIE CHART]

1.   AAA: 59%
2.   AA: 9%
3.   A: 15%
4.   BBB: 9%
5.   BB: 3%
6.   Not Rated: 2%
7.   Cash and Other: 3%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                    SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 96.8%

CALIFORNIA - 8.4%
    $225       Pleasanton Joint Powers
               Financing  Authority
               Reassessment Revenue
               5.80%, due 9/02/02. . . . . . . . . . . . . . . . . . . . . $237

     405       Sacramento Municipal Utility
               District Electric Revenue
               5.50%, due 2/01/11. . . . . . . . . . . . . . . . . . . . . .428

     500       Santa Margarita Dana Point
               Authority Revenue
               5.375%, due 8/01/04 [MBIA]. . . . . . . . . . . . . . . . . .532

CONNECTICUT - 3.9%
     100       Connecticut Housing Finance
               Authority Housing Mortgage
               Finance Program
               5.40%, due 5/15/03. . . . . . . . . . . . . . . . . . . . . .103

     400       East Haven Connecticut General
               Obligation
               6.50%, due 9/01/05 [FGIC] . . . . . . . . . . . . . . . . . .453

DISTRICT OF COLUMBIA - 3.3%
               District of Columbia General
               Obligation
     150       5.75%, due 6/01/03. . . . . . . . . . . . . . . . . . . . . .158

     300       5.30%, due 6/01/03. . . . . . . . . . . . . . . . . . . . . .308

GEORGIA - 0.7%
     100       Georgia Municipal Electric
               Authority General Power Revenue
               5.75%, due 1/01/03. . . . . . . . . . . . . . . . . . . . . .106

ILLINOIS - 14.2%
     100       Illinois Health Facilities Authority
               Revenue (Brokaw-Mennonite
               Association)
               5.60%, due 8/15/01 [FGIC] . . . . . . . . . . . . . . . . . .104

     300       Illinois Health Facilities Authority
               Revenue (Masonic Medical
               Center)
               5.20%, due 10/01/03 . . . . . . . . . . . . . . . . . . . . .310

     500       Joliet Waterworks and Sewage
               Revenue
               7.00%, due 1/01/05 [FGIC] . . . . . . . . . . . . . . . . . .573

               Metropolitan Pier and Exposition
               Authority McCormick Place
               Expansion Project
     100       5.90%, due 6/15/03. . . . . . . . . . . . . . . . . . . . . .107

     500       5.50%, due 6/15/03 [MBIA] . . . . . . . . . . . . . . . . . .529

     400       Peoria General Obligation
               5.00%, due 1/01/06 [FGIC] . . . . . . . . . . . . . . . . . .413

INDIANA - 3.0%
     200       Hammond Multi-School Building
               Corp. First Mortgage (Lake
               County)
               5.50%, due 1/15/03. . . . . . . . . . . . . . . . . . . . . .211

     100       Indiana Bond Bank State
               Revolving Fund Program
               5.90%, due 2/01/03. . . . . . . . . . . . . . . . . . . . . .107

     100       Indianapolis Local Public
               Improvement Bond Bank
               Transportation Revenue
               5.80%, due 7/01/03. . . . . . . . . . . . . . . . . . . . . .107

KENTUCKY - 3.7%
     500       Kentucky State Property and
               Buildings Commission Revenue
               5.50%, due 9/01/04. . . . . . . . . . . . . . . . . . . . . .532



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                    SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
LOUISIANA - 1.4%
    $100       Louisiana Correctional Facilities
               Corp. Lease Revenue
               5.55%, due 12/15/02 [FSA] . . . . . . . . . . . . . . . . . $105

      85       Louisiana Public Facilities
               Authority Student Loan Revenue
               6.20%, due 3/01/01. . . . . . . . . . . . . . . . . . . . . . 89

MASSACHUSETTS - 2.9%
     400       Massachusetts Water Resources
               Authority General Revenue
               5.25%, due 12/01/08 . . . . . . . . . . . . . . . . . . . . .422

MAINE - 2.1%
     300       Maine Municipal Bond Bank
               5.00%, due 11/01/09 [FSA] . . . . . . . . . . . . . . . . . .307

MISSISSIPPI - 4.4%
     600       Mississippi Hospital Equipment
               and Facilities Authority Revenue
               (Mississippi Baptist Medical
               Center)
               5.40%, due 5/01/04 [MBIA] . . . . . . . . . . . . . . . . . .632

NEW JERSEY - 0.7%
     100       New Jersey Housing and
               Mortgage Finance Agency
               Housing Revenue
               6.00%, due 11/01/02 . . . . . . . . . . . . . . . . . . . . .104

NEW YORK - 9.7%
     100       Metropolitan Transportation
               Authority Transit Facilities Service
               Contract Revenue
               5.375%, due 7/01/02 . . . . . . . . . . . . . . . . . . . . .104

     400       New York City Municipal Water
               Finance Authority Water
               and Sewer System Revenue
               5.00%, due 6/15/03. . . . . . . . . . . . . . . . . . . . . .413

     100       New York Dormitory Authority
               State University Educational
               Facilities Revenue
               5.75%, due 5/15/01. . . . . . . . . . . . . . . . . . . . . .104

     700       New York State Housing Finance
               Agency Health Facilities Revenue
               6.375%, due 11/01/04  . . . . . . . . . . . . . . . . . . . .771

NORTH CAROLINA - 7.0%
     210       North Carolina Eastern Municipal
               Power Agency System Revenue
               5.50%, due 1/01/02. . . . . . . . . . . . . . . . . . . . . .217

     800       North Carolina Municipal Power
               Agency #1 Catawba Electric
               Revenue
               4.10%, due 1/01/05 [AMBAC]. . . . . . . . . . . . . . . . . .788

OKLAHOMA - 4.4%
     600       Oklahoma Industries Authority
               Health Facilities Revenue
               (Sisters of Mercy Health System,
               St. Louis, Inc.)
               5.20%, due 6/01/05. . . . . . . . . . . . . . . . . . . . . .627

PENNSYLVANIA - 1.8%
     250       Philadelphia Water and
               Wastewater Revenue
               5.00%, due 6/15/02. . . . . . . . . . . . . . . . . . . . . .256

TEXAS - 10.3%
     250       Austin Combined Utility Systems
               Revenue
               5.25%, due 11/15/06 . . . . . . . . . . . . . . . . . . . . .272

     100       Coastal Bend Health Facility
               Development Corp. Health
               Services Revenue
               (Incarnate Word)
               5.70%, due 1/01/03 [AMBAC]. . . . . . . . . . . . . . . . . .106


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                    SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
TEXAS (CONTINUED)
    $100       Houston Water and Sewer System
               Junior Lien Revenue
               5.75%, due 12/01/02 . . . . . . . . . . . . . . . . . . . . $106

     350       Socorro Independent School
               District Unlimited Tax General
               Obligation
               5.80%, due 2/15/11. . . . . . . . . . . . . . . . . . . . . .375

     600       Trinity River Authority Revenue
               (Tarrant County Water Project)
               5.25%, due 2/01/05 [AMBAC]. . . . . . . . . . . . . . . . . .622

WASHINGTON - 14.9%
     400       Clark County Public Utility
               District #1 Generating System
               Revenue
               6.00%, due 1/01/07 [FGIC] . . . . . . . . . . . . . . . . . .442

     500       Snohomish and Island Counties
               School District #401 General
               Obligation (Stanwood)
               5.90%, due 12/15/11 [MBIA]. . . . . . . . . . . . . . . . . .538

     500       Tacoma Electric System Revenue
               5.80%, due 1/01/04 [FGIC] . . . . . . . . . . . . . . . . . .537

     100       Washington Health Care Facilities
               Authority Revenue (Empire Health
               Service, Spokane)
               5.50%, due 11/01/03 [MBIA]. . . . . . . . . . . . . . . . . .106

               Washington Public Power Supply
               System Nuclear Project #2
               Revenue
     200       5.30%, due 7/01/02. . . . . . . . . . . . . . . . . . . . . .208

     300       4.80%, due 7/01/04. . . . . . . . . . . . . . . . . . . . . .305
                                                                        -------

TOTAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13,874
                                                                        -------


TEMPORARY INVESTMENTS - 2.0%

INVESTMENT COMPANIES:
     292       Federated Tax-Exempt
               Money Market Fund, Inc. . . . . . . . . . . . . . . . . . .  292
                                                                        -------

TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . .292
                                                                        -------

TOTAL INVESTMENTS - 98.8%. . . . . . . . . . . . . . . . . . . . . . . . 14,166

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . .168
                                                                        -------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$14,334
                                                                        -------
                                                                        -------

--------------------------------------------------------------------------------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of portfolio bonds they guarantee at the period end are as follows:

FGIC:       Financial Guaranty
            Insurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .17.8%
MBIA:       Municipal Bond Investors
            Assurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .16.5
AMBAC:      AMBAC Indemnity Corp.. . . . . . . . . . . . . . . . . . . . .10.7
FSA:        Financial Security
            Assurance, Inc.. . . . . . . . . . . . . . . . . . . . . . . . 2.9
                                                                        --------
                                                                          47.9%
                                                                        --------
                                                                        --------


                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                         SAFECO INSURED MUNICIPAL BOND FUND
                                   June 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      [PHOTO]
                                  STEPHEN C. BAUER

     Returning 10.14% for the 12 months ended June 30, 1998, while the average insured muni returned 7.99%, the SAFECO Insured Municipal Bond Fund was 2nd of the 51 insured tax-exempt funds tracked by Lipper Analytical Services, Inc. (For the three and five years, the Fund was 2nd of 45 funds and 4th of 28 funds.)
For the six months, the Fund returned 2.44% to the peer group's 2.05%.

     The Fund underperformed the Lehman Long Insured Municipal Bond Index, which returned 10.89% for the 12 months. It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. Again, the difference in the performance of the Fund and its competitors is the better measure of success.

   The Insured Municipal Bond Fund continued its program of swapping to improve call protection and also bought three new issues. The ability to protect our portfolio from being called and refinanced at almost no cost continues to be an irresistibly attractive combination.

--------------------------------------------------------------------------------

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW -- NO-LOAD CLASS
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURN FOR THE
     PERIODS ENDED JUNE 30, 1998
     ----------------------------------------------------------
     1-Year              10.14%
     5-Year              6.23%
     Since Inception*    6.54%
     ----------------------------------------------------------

     [GRAPH]


INSURED MUNICIPAL BOND FUND


                                         Lehman Brothers
                      Insured Municipal  Long Insured
                      Bond Fund          Municipal Bond Index
                      -----------------  --------------------
             03/31/93          10,000               10,000
             04/30/93          10,039               10,146
             05/31/93          10,080               10,239
             06/30/93          10,311               10,430
             07/31/93          10,217               10,438
             08/31/93          10,556               10,710
             09/30/93          10,716               10,849
             10/31/93          10,720               10,861
             11/30/93          10,482               10,719
             12/31/93          10,764               10,992
             01/31/94          10,908               11,117
             02/28/94          10,453               10,726
             03/31/94           9,780               10,061
             04/30/94           9,826               10,152
             05/31/94           9,946               10,275
             06/30/94           9,781               10,152
             07/31/94          10,133               10,430
             08/31/94          10,086               10,433
             09/30/94           9,769               10,183
             10/31/94           9,482                9,872
             11/30/94           9,287                9,647
             12/31/94           9,642                9,983
             01/31/95          10,042               10,430
             02/28/95          10,564               10,851
             03/31/95          10,619               10,977
             04/30/95          10,543               10,973
             05/31/95          11,163               11,440
             06/30/95          10,845               11,220
             07/31/95          10,878               11,268
             08/31/95          11,039               11,424
             09/30/95          11,115               11,507
             10/31/95          11,420               11,800
             11/30/95          11,800               12,109
             12/31/95          11,992               12,302
             01/31/96          11,994               12,366
             02/28/96          11,850               12,194
             03/31/96          11,569               11,950
             04/30/96          11,470               11,891
             05/31/96          11,481               11,894
             06/30/96          11,645               12,078
             07/31/96          11,795               12,200
             08/31/96          11,750               12,182
             09/30/96          12,046               12,461
             10/31/96          12,138               12,610
             11/30/96          12,456               12,894
             12/31/96          12,299               12,804
             01/31/97          12,152               12,759
             02/28/97          12,280               12,893
             03/31/97          12,051               12,649
             04/30/97          12,262               12,800
             05/31/97          12,484               13,056
             06/30/97          12,663               13,211
             07/31/97          13,227               13,716
             08/31/97          12,967               13,502
             09/30/97          13,136               13,695
             10/31/97          13,242               13,787
             11/30/97          13,336               13,875
             12/31/97          13,614               14,226
             01/30/98          13,733               14,389
             02/28/98          13,698               14,362
             03/31/98          13,689               14,381
             04/30/98          13,557               14,280
             05/31/98          13,886               14,589
             06/30/98          13,947               14,651


     INVESTMENT VALUE

     SAFECO INSURED MUNICIPAL BOND FUND: $13,947
     ----------------------------------------------------------
     ----------------------------------------------------------

     LEHMAN BROTHERS LONG INSURED MUNICIPAL BOND INDEX: $14,651
     ----------------------------------------------------------
     ----------------------------------------------------------

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . .4.18%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . . . 25.5 YEARS


                                                                      PERCENT OF
TOP FIVE STATES                                                       NET ASSETS
--------------------------------------------------------------------------------
Washington . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17%
California . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Michigan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Massachusetts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Pennsylvania . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10


                                                                      PERCENT OF
TOP FIVE HOLDINGS                                                     NET ASSETS
--------------------------------------------------------------------------------
University of Michigan Hosptial Revenue
  (St. John Health System) . . . . . . . . . . . . . . . . . . . . . . . . 4.8%
Gulf Environment Services, Inc.. . . . . . . . . . . . . . . . . . . . . . 4.7
Allegheny County Hospital
  Development Authority Revenue
  (Catholic Health East) . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Washington Health Care
  Facilities Authority Revenue
  (Swedish Hospital System). . . . . . . . . . . . . . . . . . . . . . . . 4.4
Long Island Power Authority
  Electric System General Revenue. . . . . . . . . . . . . . . . . . . . . 4.4


S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[PIE CHART]

1.   AAA: 95%
2.   Not Rated: 4%
3.   Cash and Other: 1%


                              PORTFOLIO OF INVESTMENTS
                        SAFECO INSURED MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 99.1%

ALABAMA - 7.2%
  $  600       Board of Trustee Alabama
               Agriculture and Mechanical
               University Revenue
               5.50%, due 11/01/20 [MBIA]. . . . . . . . . . . . . . . . . $654

     750       Jefferson County Sewer Revenue
               5.70%, due 2/01/20 [FGIC] . . . . . . . . . . . . . . . . . .793

CALIFORNIA - 14.3%
     385       Fresno Sewer System Revenue
               4.50%, due 9/01/23 [AMBAC]  . . . . . . . . . . . . . . . . .349

     600       Los Angeles County Sanitation
               District Financing Authority
               Revenue (Capital Projects)
               5.25%, due 10/01/19 [MBIA]. . . . . . . . . . . . . . . . . .601

     500       Los Angeles Department of Water
               and Power Electric Plant Revenue
               4.25%, due 11/15/14 [MBIA]. . . . . . . . . . . . . . . . . .455

     650       Los Angeles Wastewater
               System Revenue
               4.70%, due 11/01/19 [FGIC]. . . . . . . . . . . . . . . . . .612

     750       San Diego County Certificate of
               Participation Central Jail
               5.00%, due 10/01/25 [AMBAC] . . . . . . . . . . . . . . . . .730

     145       University of California Revenue
               (Multiple Purpose Projects)
               4.75%, due 9/01/15 [AMBAC]. . . . . . . . . . . . . . . . . .140

FLORIDA - 4.8%
   1,000       Gulf Environment Services, Inc.
               5.00%, due 10/01/27 [MBIA]. . . . . . . . . . . . . . . . . .954

IDAHO - 4.2%
     900       Idaho State Building Authority
               State Building Revenue
               4.75%, due 9/01/25 [MBIA] . . . . . . . . . . . . . . . . . .850


                          SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                        SAFECO INSURED MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
ILLINOIS - 2.4%
    $500       Chicago General Obligation
               5.125%, due 1/01/25 [FGIC]. . . . . . . . . . . . . . . . . $491

INDIANA - 3.6%
     100       Indiana Municipal Power Agency
               Power Supply System Revenue
               6.125%, due 1/01/13 [MBIA]  . . . . . . . . . . . . . . . . .114

     250       Indiana State Office Building
               Commission Capital Complex
               Revenue
               5.25%, due 7/01/15 [AMBAC]. . . . . . . . . . . . . . . . . .251

     350       Indianapolis Gas Utility Revenue
               5.375%, due 6/01/21 [FGIC]  . . . . . . . . . . . . . . . . .354

IOWA - 1.3%
     250       Marshalltown Pollution Control
               Revenue (Iowa Electric Light
               and Power Co. Project)
               5.50%, due 11/01/23 [MBIA]  . . . . . . . . . . . . . . . . .257

MASSACHUSETTS - 10.9%
     750       Massachusetts Bay
               Transportation Authority
               5.00%, due 3/01/27 [FGIC] . . . . . . . . . . . . . . . . . .729

     600       Massachusetts Housing Finance
               Agency (Rental Housing and
               Mortgage Revenue)
               6.20%, due 7/01/38 [AMBAC]. . . . . . . . . . . . . . . . . .638

     850       Massachusetts Turnpike Authority
               Metropolitan Highway System
               Revenue
               5.125%, due 1/01/23 [MBIA]. . . . . . . . . . . . . . . . . .839

MICHIGAN - 13.7%
     850       Detroit Sewage Disposal
               System Revenue
               5.00%, due 7/01/27 [MBIA] . . . . . . . . . . . . . . . . . .826

     350       Detroit Water Supply System
               Revenue
               5.00%, due 7/01/23 [FGIC] . . . . . . . . . . . . . . . . . .341

     600       Huron Valley School District
               General Obligation
               5.75%, due 5/01/22 [FGIC] . . . . . . . . . . . . . . . . . .632

   1,000       University of Michigan Hospital
               Revenue (St. John Health System)
               5.00%, due 5/15/28 [AMBAC]  . . . . . . . . . . . . . . . . .962

MINNESOTA - 1.6%
     350       Minneapolis and St. Paul Housing
               and Redevelopment
               Authority Health Care System
               Revenue (HealthSpan)
               4.75%, due 11/15/18 [AMBAC] . . . . . . . . . . . . . . . . .331

NEW YORK - 4.4%
     900       Long Island Power Authority
               Electric System General Revenue
               5.125%, due 12/01/22 [FSA]. . . . . . . . . . . . . . . . . .888

NORTH CAROLINA - 0.6%
     125       North Carolina Eastern Municipal
               Power Agency Power System
               Revenue
               5.50%, due 1/01/17 [FGIC] . . . . . . . . . . . . . . . . . .127

PENNSYLVANIA - 9.8%
   1,000       Allegheny County Hospital
               Development Authority Revenue
               (Catholic Health East)
               4.875%, due 11/15/26 [AMBAC]. . . . . . . . . . . . . . . . .946

     650       Pittsburgh Water and Sewer
               Authority Revenue
               4.75%, due 9/01/16 [FGIC] . . . . . . . . . . . . . . . . . .620

     445       University Area Joint Authority
               Sewer Revenue
               4.75%, due 11/01/20 [MBIA]  . . . . . . . . . . . . . . . . .421


                          SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                        SAFECO INSURED MUNICIPAL BOND FUND
                          As of June 30, 1998 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

TEXAS - 3.4%
    $250       Harris County Toll Road
               Unlimited Tax Revenue
               5.50%, due 8/15/21 [FGIC] . . . . . . . . . . . . . . . . . $257
               Lower Colorado River Authority
               Junior Lien Revenue

     300       5.625%, due 1/01/17 [FSA] . . . . . . . . . . . . . . . . . .308

      10    -  5.625%, due 1/01/17 [FSA]
               (Prerefunded 1/01/15 @ 100) . . . . . . . . . . . . . . . . . 11

      95       Sabine River Authority Pollution
               Control Revenue (Texas Utilities
               Electric Co. Project)
               6.55%, due 10/01/22 [FGIC]  . . . . . . . . . . . . . . . . .104

WASHINGTON - 16.9%
     700       CDP-King County III Lease
               Revenue (King Street Center
               Project)
               5.25%, due 6/01/26 [MBIA] . . . . . . . . . . . . . . . . . .698

     100       King County Public Hospital
               District #1 Hospital Facilities
               Revenue (Valley Medical Center)
               5.50%, due 9/01/17 [AMBAC]  . . . . . . . . . . . . . . . . .101

     500       Municipality of Metropolitan
               Seattle Sewer Revenue
               6.30%, due 1/01/33 [MBIA] . . . . . . . . . . . . . . . . . .543

     250       Richland Water and Sewer
               Improvement Revenue
               5.625%, due 4/01/12 [MBIA]  . . . . . . . . . . . . . . . . .263

     530       Snohomish County Public Utility
               District #1 Electric Revenue
               5.50%, due 1/01/20 [FGIC] . . . . . . . . . . . . . . . . . .539

     100       Washington Health Care Facilities
               Authority Revenue (Swedish
               Hospital Medical System)
               6.30%, due 11/15/22 [AMBAC] . . . . . . . . . . . . . . . . .110

     900       Washington Health Care Facilities
               Authority Revenue (Swedish
               Hospital System)
               5.25%, due 11/15/26 [AMBAC] . . . . . . . . . . . . . . . . .896

     250       Yakima-Tieton Irrigation
               District Revenue
               6.20%, due 6/01/19 [FSA]  . . . . . . . . . . . . . . . . . .272
                                                                         -------

TOTAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20,007
                                                                         -------
TOTAL INVESTMENTS - 99.1%. . . . . . . . . . . . . . . . . . . . . . . . 20,007

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . .179
                                                                         -------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$20,186
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of portfolio bonds they guarantee at the period end are as follows:

MBIA:       Municipal Bond Investors
            Assurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .37.4%
FGIC:       Financial Guaranty
            Insurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .28.0
AMBAC:      AMBAC Indemnity Corp.. . . . . . . . . . . . . . . . . . . . .17.7
FSA:        Financial Security
            Assurance, Inc.. . . . . . . . . . . . . . . . . . . . . . . . 7.4
                                                                         -------
                                                                          90.5%
                                                                         -------
                                                                         -------

-Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                              SAFECO MONEY MARKET FUND
                                   June 30, 1998
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       [PHOTO
                                    NAOMI URATA

     In the 12-month period ending June 30, 1998, the SAFECO Money Market Fund's total return was 4.97%, slightly higher than the average money fund return of 4.96%, as calculated by Lipper Analytical Services, Inc. The Money Market Fund's return was very attractive compared to the Consumer Price Index, which rose 1.68% for the 12 months ending June 30, 1998.

     For the six months, the Fund returned 2.44% compared to its peer funds' return of 2.42%, according to Lipper Analytical Services, Inc.

     Interest rates from 1 to 120 days remained inverted over the first half of the year (the one-day rate was more than the 120-day rate), reflecting a belief that the Federal Reserve will not change the Federal Funds rate in the near term. From 120 days out to one year, yields climbed sharply, reflecting the possibility that the Fed may take action toward the end of the year.

     It appears that the Fed will hold rates steady for the third quarter, but may increase rates slightly toward the end of the year if growth continues at a high pace. On the one hand, the Asian crisis is expected to slow the Gross Domestic Product growth from 5.4% in the first quarter to about 1.2% due to a deterioration in trade and a reduction in inventories. On the other hand, consumer spending remains very strong, and we see a modest pickup in consumer prices, especially medical care.

     As a result, I have been buying securities with short maturities out to 30 days and long securities in the one-year area. This lowered the average maturity of the Fund from 83 days on December 31, 1997 to 53 days on June 30, 1998. As the one-year pieces mature, I plan to buy more, although the yields are lower now than when I first started buying them a year ago.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                   REPORT FROM THE MONEY MARKET FUND MANAGER

     I diversify the portfolio so that I have no more than 5% of any one issuer. I look for issuers with a large amount of commercial paper to distribute or with slightly lower ratings as their offerings are often cheaper. I added some new names to the portfolio to take advantage of the attractive overnight rates. Two large issuers of overnight securities I added were BP America, a subsidiary of British Petroleum, and UBS Finance, a financing arm of Union Bank of Switzerland. I hold a number of floating rate securities with

-------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY                                                53 DAYS
TOTAL RETURN (1 YEAR)                                                      4.97%


     attractive yields. If the Fed should start to raise rates, these floaters will help the Fund to respond quickly as their interest rates roll to the higher levels.

Naomi Urata

--------------------------------------------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Management from Yale University and is a Chartered Financial Analyst.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                              SAFECO MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)



PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
COMMERCIAL PAPER, BANK NOTES,
CERTIFICATES OF DEPOSIT AND
FLOATING RATE NOTES -- 88.4%

BANKS (FOREIGN) - 4.5%
  $8,100       Bayerische LandesBank
               5.81%, due 12/17/98 . . . . . . . . . . . . . . . . . . . .$8,098

BANKS (MAJOR REGIONAL) - 13.4%
   8,000       Bankers Trust
               5.91%, due 8/07/98. . . . . . . . . . . . . . . . . . . . . 8,000

               BancBoston
   5,000       5.90%, due 7/23/98. . . . . . . . . . . . . . . . . . . . . 5,000

   3,000       5.84%, due 8/05/98. . . . . . . . . . . . . . . . . . . . . 3,000

   8,000    -  Fleet National Bank
               6.01%, due 4/15/99. . . . . . . . . . . . . . . . . . . . . 8,024

BANKS (REGIONAL) - 4.0%
   7,100    -  American Express
               Centurion Bank
               5.58%, due 1/14/99. . . . . . . . . . . . . . . . . . . . . 7,100

CHEMICALS - 2.2%
   4,000       Formosa Plastics Corp.
               5.53%, due 7/08/98. . . . . . . . . . . . . . . . . . . . . 3,996

FINANCE (AUTO) - 2.7%
   4,800       General Motors
               Acceptance Corp.
               7.50%, due 6/01/99. . . . . . . . . . . . . . . . . . . . . 4,874

FINANCE (CONSUMER) - 1.6%
   2,871       Associates Corp. of
               North America
               6.10%, due 7/01/98. . . . . . . . . . . . . . . . . . . . . 2,871

FINANCE (DIVERSIFIED & BUSINESS) - 12.5%
               Finova Capital Corp.
   5,469       6.50%, due 7/01/98. . . . . . . . . . . . . . . . . . . . . 5,469

   4,000       5.54%, due 7/16/98. . . . . . . . . . . . . . . . . . . . . 3,991

   4,000       Heller Financial, Inc.
               5.63%, due 7/02/98. . . . . . . . . . . . . . . . . . . . . 3,999

   9,000    -  PHH Corp.
               5.60%, due 11/03/98 . . . . . . . . . . . . . . . . . . . . 8,996

FINANCE (MORTGAGE CO.) - 4.4%
               Countrywide Funding
   4,000       5.65%, due 7/02/98. . . . . . . . . . . . . . . . . . . . . 3,999

   4,000       5.54%, due 7/09/98. . . . . . . . . . . . . . . . . . . . . 3,995

HEALTH CARE (LONG-TERM CARE) - 0.8%
   1,450  -+   Bowie Assisted Living L.L.C.
               5.75%, due 7/01/23. . . . . . . . . . . . . . . . . . . . . 1,450

INVESTMENTS (BANK/BROKERAGE) - 18.8%
   8,000  #-   Goldman Sachs and
               Company (144A)
               5.66%, due 7/13/99
               (acquired 4/08/98). . . . . . . . . . . . . . . . . . . . . 8,000

   8,000  -+   Shearson Lehman
               Hutton Holding, Inc.
               5.78%, due 5/23/01. . . . . . . . . . . . . . . . . . . . . 8,000

               Merrill Lynch & Co., Inc.
   8,200   -   5.73%, due 12/21/98 . . . . . . . . . . . . . . . . . . . . 8,200

   1,594       5.70%, due 7/02/98. . . . . . . . . . . . . . . . . . . . . 1,594

               Salomon Smith Barney
               Holdings, Inc.
   4,000       5.59%, due 7/10/98. . . . . . . . . . . . . . . . . . . . . 3,994

   4,000       5.54%, due 7/17/98. . . . . . . . . . . . . . . . . . . . . 3,990

MUNI'S (MUNICIPALITIES) - 5.5%
   2,970  -+   Chicago, Illinois General
               Obligation Unlimited
               5.65%, due 1/01/01. . . . . . . . . . . . . . . . . . . . . 2,970

   7,000       City of St. Paul Minnesota
               5.72%, due 8/14/98. . . . . . . . . . . . . . . . . . . . . 7,000

MUNI'S (STATES) - 1.2%
   2,085  -+   Maryland Health and Higher
               Education Facilities Authority
               3.55%, due 1/01/28. . . . . . . . . . . . . . . . . . . . . 2,085

                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                              SAFECO MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------

MUNI'S (TAXABLE) - 2.8%
  $2,000  -+   Business Financial Authority of
               the State of New Hampshire
               5.70%, due 6/01/28. . . . . . . . . . . . . . . . . . . . .$2,000

   1,000  -+   Village Green Finance Co. L.L.C.
               5.61%, due 11/01/22 . . . . . . . . . . . . . . . . . . . . 1,000

   2,000  -+   Wake Forest University
               5.61%, due 7/01/17. . . . . . . . . . . . . . . . . . . . . 2,000

OIL (DOMESTIC INTEGRATED) - 5.1%
   8,820   +   BP America, Inc.
               10.00%, due 7/01/18 . . . . . . . . . . . . . . . . . . . . 9,231

RETAIL (GENERAL MERCHANDISE) - 4.5%
   8,000  -+   Racetrac Capital, L.L.C.
               5.61%, due 4/01/18. . . . . . . . . . . . . . . . . . . . . 8,000

TOBACCO - 4.3%
               B.A.T. Capital Corp.
   4,000       5.70%, due 7/14/98. . . . . . . . . . . . . . . . . . . . . 3,992

   4,000       5.62%, due 7/14/98. . . . . . . . . . . . . . . . . . . . . 3,992
                                                                         -------


TOTAL COMMERCIAL PAPER, BANK NOTES, CERTIFICATES OF DEPOSIT AND
FLOATING RATE NOTES  . . . . . . . . . . . . . . . . . . . . . . . . . . 158,910
                                                                         -------

CORPORATE BONDS - 14.9%

BANKS (FOREIGN) - 4.5%
   8,000       Abbey National Bank
               5.875%, due 12/22/98. . . . . . . . . . . . . . . . . . . . 7,997

BANKS (MAJOR REGIONAL) - 4.4%
   8,000   -   U.S. Bank Corp.
               5.52%, due 10/21/98 . . . . . . . . . . . . . . . . . . . . 7,998

FINANCE (DIVERSIFIED & BUSINESS) - 4.5%
   8,100  -+   Morgan Stanley, Dean Witter,
               Discover and Co.
               5.79%, due 3/13/01. . . . . . . . . . . . . . . . . . . . . 8,100

TOBACCO - 1.5%
   2,671       Philip Morris Cos., Inc.
               7.375%, due 2/15/99 . . . . . . . . . . . . . . . . . . . . 2,696
                                                                        --------

TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . .26,791
                                                                        --------

U.S. GOVERNMENT AND AGENCY SECURITIES - 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES
     500       5.30%, due 8/25/98. . . . . . . . . . . . . . . . . . . . . . 500
                                                                        --------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES  . . . . . . . . . . . . . . . . 500
                                                                        --------

TOTAL INVESTMENTS - 103.6% . . . . . . . . . . . . . . . . . . . . . . . 186,201

Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . . . . (6,546)
                                                                        --------

NET ASSETS. . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . .$179,655
                                                                        --------
                                                                        --------

-------------------------------------------------------------------------------

+ The fund has a right to sell the specified security at an exercise price equal to the amortized cost of the security plus interest, if any.

# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The market value of such security is $8,000,000 and represents 4.5% of net assets.

- Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on June 30, 1998.

                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                         SAFECO TAX-FREE MONEY MARKET FUND
                                   June 30, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                      [PHOTO]
                                 MARY V. METASTASIO

     The SAFECO Tax-Free Money Market started 1998 with a seven-day average yield of 3.44% and ended the second quarter at 3.19%. The Fund's performance placed it in the 78th percentile for the quarter (29 of 136 funds), the 76th percentile year to date (32 of 136), and the 73rd for the one-year period (35 of 133 funds), according to Lipper Analytical Services, Inc. (For the 5 and 10 years, the Fund was 35 of 124 funds and 12 of 68 funds.)

     Our barbell strategy (a balance of longer and shorter securities) continues to be successful.

     The Tax-Exempt Money Market Fund has, of late, been marked by two main characteristics--a voracious appetite for paper and low issuance. Tax-free money market funds continue to bring in assets, although the pace has recently slowed. Unfortunately for hungry buyers, issuance of short-term tax-exempt securities has been low. Note, issuance has been low for several years now, due to the improved economic health of states and municipalities. Variable-rate issuance is dropping because low long-term interest rates and a flat yield curve make locking in low long-term rates more appealing to issuers than playing the variable rate game. These factors obviously conspire to keep yields low.

     So what is the SAFECO Tax-Free Money Market Fund doing in this environment? Our barbell strategy, as I mentioned before, lives on, and continues to work well for us. As of quarter end, we had 63% of the Fund's assets invested in variable rate demand options, 29% in put bonds, and 4% each in notes and commercial

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                  REPORT FROM THE TAX-FREE MONEY MARKET FUND MANAGER


paper. This represents a 3% increase in puts and a corresponding decrease in variable rate securities and notes. There is no master plan behind the change, and it merely represents cyclical factors in cash flows and the market in general.

     My outlook for the market (keeping in mind that I have no ability whatsoever to predict the future) consists mainly of seeing no indication that there will be any change any time soon. There is no reason to think cash inflows will dwindle to a halt or that issuers will start issuing with wild abandon.

Mary V. Metastasio

-------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's Investment Department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

-------------------------------------------------------------------------------
                                      HIGHLIGHTS
-------------------------------------------------------------------------------

COMPARISON OF THE FUND'S
TAX-EQUIVALENT YIELDS TO THE
THREE-MONTH TREASURY BILL YIELD
-------------------------------------------------

Tax Brackets
-------------------------------------------------
SAFECO Tax-Free Money Market Fund*

Actual Yield                                 3.19

Tax-Equivalent Yield                         3.75

Tax-Equivalent Yield                         4.43

Tax-Equivalent Yield                         4.62

Tax-Equivalent Yield                         4.98

Tax-Equivalent Yield                         5.28
-------------------------------------------------
          THREE-MONTH TREASURY BILL**
-------------------------------------------------
Taxable Yield                                5.08
-------------------------------------------------


[CHART]

* Represents the SAFECO Tax-Free Money Market Fund actual yield on June 30, 1998, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons vary with market conditions.

**   Represents the Three-Month Treasury Bill yield on June 30, 1998.

WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . . . . . 45 DAYS
AVERAGE ANNUAL RETURN (1 YEAR) . . . . . . . . . . . . . . . . . . . . . . 3.16%

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)



PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.8%

ALASKA - 3.4%
  $2,575       Alaska Industrial Development
               and Export Authority Revenue
               3.65%, due 7/01/01,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . .$2,575

ARIZONA - 3.7%
   1,000       Apache County Industrial
               Development Authority
               Pollution Control Revenue
               (Tucson Electric Power Co.
               Project)
               3.55%, due 12/15/98,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,000

     800       Pima County Industrial
               Development Authority Revenue
               (Tucson Electric Power Co.
               Projects)
               3.55%, due 12/01/22,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . . 800

   1,000       Tucson Industrial Development
               Authority Revenue (Tucson City
               Center Parking Garage Project)
               3.625%, due 6/01/15,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,000

CALIFORNIA - 1.3%
   1,000       California Student Education Loan
               Marketing Corp. (Student Loan
               Revenue)
               3.85%, due 11/01/02,
               put date 11/01/98 . . . . . . . . . . . . . . . . . . . . . 1,000

DISTRICT OF COLUMBIA - 7.8%
   2,920       District of Columbia Supplemental
               Student Loan Revenue
               4.50%, due 7/01/04,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . 2,920

   3,000       District of Columbia Housing
               Finance Agency Multifamily
               Housing Revenue (McClean)
               4.35%, due 12/01/05,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 3,000

FLORIDA - 6.7%
     595       Dade County Equipment Special
               Obligation Revenue
               3.70%, due 10/01/99,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . . 595

     755       Dade County Equipment Special
               Obligation Revenue
               3.70%, due 10/01/99,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . . 755

   2,000       Florida Housing Finance Agency
               Multifamily Revenue
               (Iona Lakes Project)
               3.85%, due 4/01/04,
               put date 4/01/99. . . . . . . . . . . . . . . . . . . . . . 2,000

   1,750       Florida Housing Finance Agency
               Multifamily Revenue
               (Wood Forest II Project)
               4.10%, due 12/01/09,
               put date 12/01/98 . . . . . . . . . . . . . . . . . . . . . 1,750

                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------

GEORGIA - 4.1%
  $1,100       Burke County Development
               Authority
               3.95%, due 7/01/24,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . .$1,100

   2,000       Marietta Housing Authority
               Multifamily Housing Revenue
               (Falls at Bells Ferry)
               3.65%, due 1/15/09,
               put date 1/15/99. . . . . . . . . . . . . . . . . . . . . . 2,001

ILLINOIS - 15.5%
   3,020       Chicago - O'Hare International
               Airport Revenue 1984 A
               3.50%, due 1/01/15,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 3,020

     580       Chicago - O'Hare International
               Airport Revenue 1984 B
               3.50%, due 1/01/15,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . . 580

   1,300       Illinois Development Finance
               Authority Revenue (Countryside
               Community Institute Project)
               3.55%, due 6/01/17,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,300

   3,000       Illinois Development Finance
               Authority Revenue (Sinai
               Community Institute Project)
               3.55%, due 3/01/22,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 3,000

   3,800       Illinois Development Finance
               Authority Revenue (Swedish
               Community Institute Project)
               3.55%, due 8/01/25,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 3,800

IOWA - 5.0%
   1,000       Iowa School Corporations
               Warrant Certificate
               4.25%, due 1/28/99. . . . . . . . . . . . . . . . . . . . . 1,004

   2,750       Polk County Hospital Equipment
               and Improvement Revenue
               3.60%, due 12/01/05,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 2,750

KANSAS - 4.2%
   2,100       Burlington Pollution Control
               Revenue (Kansas City Power
               and Light)
               3.55%, due 9/01/15,
               put date 7/17/98. . . . . . . . . . . . . . . . . . . . . . 2,100

   1,100       Wichita Revenue
               (CSJ Health System)
               4.35%, due 10/01/11,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,100

KENTUCKY - 1.3%
   1,000       Clark County Pollution Control
               Revenue (Kansas City Power
               and Light)
               3.60%, due 10/15/14,
               put date 10/15/98 . . . . . . . . . . . . . . . . . . . . . 1,000

LOUISIANA - 1.3%
   1,000       Louisiana Public Facilities
               Authority Multifamily Housing
               Revenue (Kingston Village
               Apartments Project)
               3.70%, due 12/01/13,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,000


                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
MARYLAND - 3.0%
  $2,000       Howard County Multifamily
               Housing Revenue (Sherwood
               Crossing Ltd. Partnership)
               3.80%, due 6/01/08,
               put date 12/01/98 . . . . . . . . . . . . . . . . . . . . .$2,000

     300       Montgomery County Industrial
               Development Revenue
               (Information Systems &
               Networks)
               3.90%, due 4/01/14,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . . 300

MISSOURI - 5.7%
   2,100       Kansas City Industrial
               Development Authority Multifamily
               Housing Revenue
               (Coach House II Project)
               4.25%, due 12/01/15,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . 2,100

     600       Kansas City Industrial
               Development Authority Multifamily
               Housing Revenue
               (J.C. Nichols Co.)
               4.25%, due 5/01/15,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . . 600

   1,600       St. Louis Planned Industrial
               Expansion Authority Industrial
               Development Revenue
               (Italgrani U.S.A., Inc.)
               3.90%, due 6/01/03,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . 1,600

MONTANA - 2.5%
   1,855       Havre Industrial Development
               Revenue (Safeway, Inc. Projects)
               3.80%, due 6/01/06,
               put date 12/01/98 . . . . . . . . . . . . . . . . . . . . . 1,855

OKLAHOMA - 1.3%
   1,000       Oklahoma Water Resources
               Board State Loan Program
               Revenue
               3.55%, due 9/01/23,
               put date 9/01/98. . . . . . . . . . . . . . . . . . . . . . 1,000

OREGON - 1.3%
   1,000       Klamath Falls Electric Revenue
               3.80%, due 5/01/23,
               put date 5/03/99. . . . . . . . . . . . . . . . . . . . . . 1,000

PENNSYLVANIA - 4.0%
   1,560       Commonwealth Tax Exempt
               Mortgage Trust
               3.90%, due 11/01/05,
               put date 11/01/98 . . . . . . . . . . . . . . . . . . . . . 1,560

   1,490       Washington County Authority
               (Higher Education Pooled
               Equipment and Leasing Project)
               3.65%, due 11/01/05,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,490

SOUTH CAROLINA - 2.0%
   1,500       York County Pollution Control
               Revenue (North Carolina Electric
               Membership Corp. Project)
               3.50%, due 9/15/14,
               put date 9/15/98. . . . . . . . . . . . . . . . . . . . . . 1,500


                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------
TENNESSEE - 5.2%
  $3,400       Hamilton County Industrial
               Development Revenue (Komatsu
               American Manufacturing Corp.)
               4.35%, due 11/01/05,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . .$3,400

     500       Knox County Industrial
               Development Board Industrial
               Development Revenue (Service
               Merchandise)
               3.75%, due 12/15/08,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . . 500

TEXAS - 11.1%
   1,000       Harris County Housing Finance
               Corp. Multifamily Housing
               Revenue (Arbor II, Ltd. Project)
               3.95%, due 10/01/05,
               put date 10/01/98 . . . . . . . . . . . . . . . . . . . . . 1,000

   1,000       North Central Texas Health
               Facilities Development Corp.
               Hospital Revenue (Presbyterian
               Medical Center Project) 1985 D
               4.00%, due 12/01/15,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . 1,000

   2,400       North Central Texas Health
               Facilities Development Corp.
               Hospital Revenue (Presbyterian
               Medical Center Project) 1985 C
               4.00%, due 12/01/15,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . 2,400

   1,000       Sabine River Industrial
               Development Authority (Northeast
               Texas Electric Cooperative, Inc.
               Project)
               3.45%, due 8/15/14,
               put date 8/15/98. . . . . . . . . . . . . . . . . . . . . . 1,000

   2,000       State of Texas Tax and Revenue
               Anticipation Notes
               4.75%, due 8/31/98. . . . . . . . . . . . . . . . . . . . . 2,003

   1,000       Tarrant County Housing Finance
               Corp. Multifamily Housing
               Revenue (Lincoln Meadows
               Project)
               4.05%, due 12/01/14,
               put date 12/01/98 . . . . . . . . . . . . . . . . . . . . . 1,000

VIRGINIA - 1.3%
   1,000       Peninsula Ports Authority of
               Virginia Port Facility Revenue
               (CSX Transportation, Inc. Project)
               3.75%, due 12/15/12,
               put date 7/28/98. . . . . . . . . . . . . . . . . . . . . . 1,000

WASHINGTON - 10.1%
   2,000       Richland Golf Enterprise Revenue
               3.60%, due 12/01/21,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 2,000

   1,955       Washington State Housing
               Finance Commission Revenue
               (Pioneer Human Services)
               3.60%, due 7/01/11,
               put date 7/07/98. . . . . . . . . . . . . . . . . . . . . . 1,955


                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                          As of June 30, 1998 (Unaudited)


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
-------------------------------------------------------------------------------

WASHINGTON - (CONTINUED)
  $1,370       Washington State Housing
               Finance Commission Revenue
               (YMCA of Greater Seattle
               Program)
               4.00%, due 7/01/11,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . .$1,370

   2,330       Washington State Housing
               Finance Commission Revenue
               (YMCA of Snohomish County
               Program)
               4.30%, due 8/01/19,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . . 2,330
                                                                         -------

TOTAL MUNICIPAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . .77,113
                                                                         -------

TOTAL INVESTMENTS - 101.8% . . . . . . . . . . . . . . . . . . . . . . . $77,113
Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . . . .  (1,392)
                                                                         -------

NET ASSETS. . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . $75,721
                                                                         ------
                                                                         ------

-------------------------------------------------------------------------------

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on June 30, 1998. These rates change periodically based on specified market rate or indices.






-------------------------------------------------------------------------------
If a put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
-------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        STATEMENTS OF ASSETS AND LIABILITIES
                          As of June 30, 1998 (Unaudited)




                                                 SAFECO                                       SAFECO
                                      INTERMEDIATE-TERM         SAFECO         SAFECO        MANAGED
(In Thousands, Except                     U.S. TREASURY           GNMA      HIGH-YELD           BOND
Per-Share Amounts)                            BOND FUND           FUND      BOND FUND           FUND
----------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                        $  16,573      $  36,955      $  75,638      $   5,398
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------
  Investments, at Value                       $  17,111      $  37,496      $  77,622      $   5,592

  Cash                                               --             --             --             --

  Receivables
    Investment Securities Sold                       --          1,326             --             --
    Trust Shares Sold                               342            136          1,071              7
    Interest                                        265            228          1,528             53
    Deferred Organization Expense                    --             --             --              4
                                              ---------      ---------      ---------      ---------
      Total Assets                               17,718         39,186         80,221          5,656

LIABILITIES
  Payables
    Investment Securities Purchased                  --             20             --             --
    Trust Shares Redeemed                           302             20            377             --
    Dividends                                        75            181            500             20
    Investment Advisory Fees                          8             21             42              3
    Notes Payable                                    --             --             --             --
    Organization Expense                             --             --             --             --
    Other                                            15             19             31             15
                                              ---------      ---------      ---------      ---------
      Total Liabilities                             400            261            950             38
                                              ---------      ---------      ---------      ---------
NET ASSETS                                    $  17,318      $  38,925      $  79,271      $   5,618
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

NO-LOAD CLASS:
  Net Assets                                  $  16,271      $  38,925      $  77,345      $   5,224
  Trust Shares Outstanding                        1,561          4,056          8,456            598
                                              ---------      ---------      ---------      ---------
  Net Asset Value, Offering Price, and
    Redemption Price Per Share                $   10.42      $    9.60      $    9.15      $    8.73
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

CLASS A:
  Net Assets                                  $     425             --      $   1,341      $     215
  Trust Shares Outstanding                           41                           147             25
                                              ---------                     ---------      ---------
  Net Asset Value and Redemption
    Price Per Share                           $   10.43                     $    9.14      $    8.74
                                              ---------                     ---------      ---------
                                              ---------                     ---------      ---------
  Maximum Offering Price Per Share
    (Net Asset Value Plus Sales
    Charge of 4.5%)                           $   10.92                     $    9.57      $    9.15
                                              ---------                     ---------      ---------
                                              ---------                     ---------      ---------

CLASS B:
  Net Assets                                  $     622             --      $     585      $     179
  Trust Shares Outstanding                           60                            64             20
                                              ---------                     ---------      ---------
  Net Asset Value and Offering
    Price Per Share*                          $   10.42                     $    9.14      $    8.73
                                              ---------                     ---------      ---------
                                              ---------                     ---------      ---------
----------------------------------------------------------------------------------------------------


* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                          SEE NOTES TO FINANCIAL STATEMENTS


                                                   SAFECO                             SAFECO                 SAFECO         SAFECO
                                               CALIFORNIA         SAFECO    WASHINGTON STATE      INTERMEDIATE-TERM        INSURED
                                                 TAX-FREE      MUNICIPAL           MUNICIPAL              MUNICIPAL      MUNICIPAL
                                              INCOME FUND      BOND FUND           BOND FUND              BOND FUND      BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                          $  99,439      $ 444,450           $   7,923              $  13,451      $  18,865
                                                ---------      ---------           ---------              ---------      ---------
                                                ---------      ---------           ---------              ---------      ---------
  Investments, at Value                         $ 107,557      $ 505,900           $   8,358              $  14,166      $  20,007

  Cash                                                 --             --                  --                     --             --

  Receivables
    Investment Securities Sold                         --             --                  --                     --             --
    Trust Shares Sold                                 526          2,231                   7                     27             34
    Interest                                        1,775          8,034                 137                    210            297
    Deferred Organization Expense                      --             --                  --                     --             --
                                                ---------      ---------           ---------              ---------      ---------
      Total Assets                                109,858        516,165               8,502                 14,403         20,338

LIABILITIES
  Payables
    Investment Securities Purchased                    --             --                 291                     --             --
    Trust Shares Redeemed                              44            115                  --                      5             --
    Dividends                                         397          2,101                  29                     48             70
    Investment Advisory Fees                           48            175                   4                      6             11
    Notes Payable                                      --             --                  --                     --             61
    Organization Expense                               --             --                  --                     --             --
    Other                                              20             59                  10                     10             10
                                                ---------      ---------           ---------              ---------      ---------
      Total Liabilities                               509          2,450                 334                     69            152
                                                ---------      ---------           ---------              ---------      ---------
NET ASSETS                                      $ 109,349       $513,715           $   8,168              $  14,334      $  20,186
                                                ---------      ---------           ---------              ---------      ---------
                                                ---------      ---------           ---------              ---------      ---------

NO-LOAD CLASS:
  Net Assets                                    $ 107,815      $ 512,016           $   7,722              $  14,334      $  20,186
  Trust Shares Outstanding                          8,334         35,143                 703                  1,317          1,772
                                                ---------      ---------           ---------              ---------      ---------
  Net Asset Value, Offering Price, and
    Redemption Price Per Share                  $   12.94      $   14.57           $   10.99              $   10.88      $   11.39
                                                ---------      ---------           ---------              ---------      ---------
                                                ---------      ---------           ---------              ---------      ---------

CLASS A:
  Net Assets                                    $     686      $     879           $     203                     --             --
  Trust Shares Outstanding                             53             60                  18
                                                ---------      ---------           ---------
  Net Asset Value and Redemption
    Price Per Share                             $   12.95      $   14.58           $   11.00
                                                ---------      ---------           ---------
                                                ---------      ---------           ---------
  Maximum Offering Price Per Share
    (Net Asset Value Plus Sales
    Charge of 4.5%)                             $   13.56      $   15.27           $   11.52
                                                ---------      ---------           ---------
                                                ---------      ---------           ---------

CLASS B:
  Net Assets                                    $     848      $     820           $     243                     --             --
  Trust Shares Outstanding                             66             56                  22
                                                ---------      ---------           ---------
  Net Asset Value and Offering
    Price Per Share*                            $   12.94      $   14.55           $   11.01
                                                ---------      ---------           ---------
                                                ---------      ---------           ---------
----------------------------------------------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         STATEMENTS OF ASSETS AND LIABILITIES
                           As of June 30, 1998 (Unaudited)


                                                                          SAFECO
                                                           SAFECO       TAX-FREE
(In Thousands, Except                                MONEY MARKET   MONEY MARKET
Per-Share Amounts)                                           FUND           FUND
--------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                                  $ 186,201      $  77,113
                                                        ---------      ---------
                                                        ---------      ---------
  Investments, at Value                                 $ 186,201      $  77,113
  Cash                                                         --              4

  Receivables
    Investment Securities Sold                                 --             --
    Trust Shares Sold                                       1,514            390
    Interest                                                2,026            478
    Deferred Organization Expense                              --             --
                                                        ---------      ---------
      Total Assets                                        189,741         77,985

LIABILITIES
  Payables
    Investment Securities Purchased                            --          1,500
    Trust Shares Redeemed                                   9,203            332
    Dividends                                                 724            199
    Investment Advisory Fees                                   78             32
    Notes Payable                                              --            186
    Organization Expense                                       --             --
    Other                                                      81             15
                                                        ---------      ---------
      Total Liabilities                                    10,086          2,264
                                                        ---------      ---------
NET ASSETS                                              $ 179,655      $  75,721
                                                        ---------      ---------
                                                        ---------      ---------

NO-LOAD CLASS:
  Net Assets                                            $ 178,492      $  75,721
  Trust Shares Outstanding                                178,492         75,721
                                                        ---------      ---------
  Net Asset Value, Offering Price, and
    Redemption Price Per Share                          $    1.00      $    1.00
                                                        ---------      ---------
                                                        ---------      ---------

CLASS A:
  Net Assets                                            $     840             --
  Trust Shares Outstanding                                    840
                                                        ---------
  Net Asset Value and Redemption
    Price Per Share                                     $    1.00
                                                        ---------
                                                        ---------

CLASS B:
  Net Assets                                            $     323             --
  Trust Shares Outstanding                                    323
                                                        ---------
  Net Asset Value and Offering
    Price Per Share*                                    $    1.00
                                                        ---------
                                                        ---------
--------------------------------------------------------------------------------

* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              STATEMENTS OF OPERATIONS
              For the Six-Month Period Ended June 30, 1998 (Unaudited)



                                                 SAFECO                                       SAFECO
                                      INTERMEDIATE-TERM         SAFECO         SAFECO        MANAGED
                                          U.S. TREASURY           GNMA     HIGH-YIELD           BOND
(In Thousands)                                     FUND           FUND      BOND FUND           FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                    $     545      $   1,324      $   3,517      $     156
  Dividends                                          --             --             45             --
                                              ---------      ---------      ---------      ---------
    Total Investment Income                         545          1,324          3,562            156

EXPENSES
  Investment Advisory                                46            124            254             13
  Transfer Agent                                     23             33             60              1
  Shareholder Services-Class A                       --             --              1             --
                      -Class B                        1             --             --             --
  Distribution-Class B                                2             --              2              1
  Legal and Auditing                                  7              8              8              7
  Custodian                                           1              1              3              1
  Reports to Shareholders                             3              5              9              1
  Trustees                                            3              3              3              3
  Interest                                           --              1              7             --
  Amortization of
    Organization Expenses                            --             --             --              3
  Other                                               1              9             13              2
                                              ---------      ---------      ---------      ---------

    Total Expenses                                   87            184            360             32
                                              ---------      ---------      ---------      ---------

NET INVESTMENT INCOME                               458          1,140          3,202            124

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain
    on Investments                                    4            948            468             46
  Net Change in Unrealized
    Appreciation                                    118           (835)          (443)            35
                                              ---------      ---------      ---------      ---------

NET GAIN (LOSS) ON INVESTMENTS                      122            113             25             81
                                              ---------      ---------      ---------      ---------

NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $     580      $   1,253      $   3,227      $     205
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------
----------------------------------------------------------------------------------------------------



                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              STATEMENTS OF OPERATIONS
              For the Six-Month Period Ended June 30, 1998 (Unaudited)



                                                 SAFECO                             SAFECO
                                             CALIFORNIA         SAFECO    WASHINGTON STATE
                                               TAX-FREE      MUNICIPAL           MUNICIPAL
(In Thousands)                              INCOME FUND      BOND FUND           BOND FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                    $   2,710      $  14,065           $     222
  Dividends                                          --             --                  --
                                              ---------      ---------           ---------
    Total Investment Income                       2,710         14,065                 222

EXPENSES
  Investment Advisory                               271          1,051                  25
  Transfer Agent                                     36            159                   1
  Shareholder Services-Class A                       --              1                  --
                      -Class B                        1              1                  --
  Distribution-Class B                                2              2                   1
  Legal and Auditing                                  9             12                   8
  Custodian                                           5             12                   1
  Reports to Shareholders                             4             17                   1
  Trustees                                            3              4                   3
  Interest                                           --             --                  --
  Amortization of
    Organization Expenses                            --             --                  --
  Other                                               9             39                   2
                                              ---------      ---------           ---------

    Total Expenses                                  340          1,298                  42
                                              ---------      ---------           ---------

NET INVESTMENT INCOME                             2,370         12,767                 180

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain
    on Investments                                2,640          7,955                 203
  Net Change in Unrealized
    Appreciation                                 (2,620)        (6,163)               (174)
                                              ---------      ---------           ---------

NET GAIN (LOSS) ON INVESTMENTS                       20          1,792                  29
                                              ---------      ---------           ---------

NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $   2,390      $  14,559           $     209
                                              ---------      ---------           ---------
                                              ---------      ---------           ---------
------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS




                                                 SAFECO         SAFECO                        SAFECO
                                      INTERMEDIATE-TERM        INSURED         SAFECO       TAX-FREE
                                              MUNICIPAL      MUNICIPAL   MONEY MARKET   MONEY MARKET
(In Thousands)                                BOND FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                    $     355      $     476      $   5,031      $   1,422
  Dividends                                          --             --             --             --
                                              ---------      ---------      ---------      ---------
      Total Investment Income                       355            476          5,031          1,422

EXPENSES
  Investment Advisory                                38             59            443            192
  Transfer Agent                                      5              7            227             31
  Shareholder Services-Class A                       --             --             --             --
                      -Class B                       --             --             --             --
  Distribution-Class B                               --             --             --             --
  Legal and Auditing                                  7              7              9              8
  Custodian                                           1              1              7              2
  Reports to Shareholders                             1              1             13              3
  Trustees                                            3              3              3              3
  Interest                                            1             --             --             --
  Amortization of
    Organization Expenses                             1              1             --             --
  Other                                               2              3              6              2
                                              ---------      ---------      ---------      ---------

    Total Expenses                                   59             82            708            241
                                              ---------      ---------      ---------      ---------

NET INVESTMENT INCOME                               296            394          4,323          1,181

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain
    on Investments                                   11            428             --             --
  Net Change in Unrealized
    Appreciation                                    (56)          (355)            --             --
                                              ---------      ---------      ---------      ---------

NET GAIN (LOSS) ON INVESTMENTS                      (45)            73             --             --
                                              ---------      ---------      ---------      ---------

NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $     251      $     467      $   4,323      $   1,181
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------
----------------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        STATEMENTS OF CHANGES IN NET ASSETS
                                    (Unaudited)




                                              SAFECO INTERMEDIATE-TERM
                                                    U.S. TREASURY FUND              SAFECO GNMA FUND
                                           ---------------------------      ------------------------
                                              SIX-MONTH        FOR THE      SIX-MONTH        FOR THE
                                           PERIOD ENDED     YEAR ENDED          ENDED     YEAR ENDED
                                                JUNE 30        DEC. 31        JUNE 30        DEC. 31
(In Thousands)                                     1998           1997           1998           1997
----------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                       $     458      $     886      $   1,140      $   2,425
  Net Realized Gain (Loss) on
    Investments                                       4            (57)           948            411
  Net Change in Unrealized
    Appreciation                                    118            416           (835)           437
                                              ---------      ---------      ---------      ---------
  Net Change in Net Assets
    Resulting from Operations                       580          1,245          1,253          3,273

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income
     No-Load Class                                 (436)          (844)        (1,140)        (2,425)
     Class A                                        (10)           (30)            --             --
     Class B                                        (12)           (12)            --             --

  Net Realized Gain on Investments
     No-Load Class                                   --             --             --             --
     Class A                                         --             --             --             --
     Class B                                         --             --             --             --
                                              ---------      ---------      ---------      ---------
  TOTAL                                            (458)          (886)        (1,140)        (2,425)

NET TRUST SHARE TRANSACTIONS

     No-Load Class                                  457            674            640         (2,219)
     Class A                                         57           (346)            --             --
     Class B                                        187            202             --             --
                                              ---------      ---------      ---------      ---------

  Total                                             701            530            640         (2,219)
                                              ---------      ---------      ---------      ---------

TOTAL CHANGE IN NET ASSETS                          823            889            753         (1,371)

NET ASSETS AT BEGINNING OF PERIOD                16,495         15,606         38,172         39,543
                                              ---------      ---------      ---------      ---------
NET ASSETS AT END OF PERIOD                   $  17,318      $  16,495      $  38,925      $  38,172
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

----------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND TRUST SHARES AND AMOUNTS

SHARES:
  Sales                                             330          1,062            588            872
  Reinvestments                                      23             43             85            181
  Redemptions                                      (286)        (1,054)          (606)        (1,290)
                                              ---------      ---------      ---------      ---------

  NET CHANGE                                         67             51             67           (237)
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

AMOUNTS:
  Sales                                       $   3,428      $  10,738      $   5,641      $   8,219
  Reinvestments                                     239            434            819          1,705
  Redemptions                                    (2,966)       (10,642)        (5,820)       (12,143)
                                              ---------      ---------      ---------      ---------
  NET CHANGE                                  $     701      $     530      $     640      $  (2,219)
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------
----------------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


                                                                SAFECO                        SAFECO
                                                            HIGH-YIELD                       MANAGED
                                                             BOND FUND                     BOND FUND
                                           ---------------------------      ------------------------
                                              SIX-MONTH        FOR THE      SIX-MONTH        FOR THE
                                           PERIOD ENDED     YEAR ENDED          ENDED     YEAR ENDED
                                                JUNE 30        DEC. 31        JUNE 30        DEC. 31
(In Thousands)                                     1998           1997           1998           1997
----------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                       $   3,202     $    5,097       $    124      $     227
  Net Realized Gain (Loss) on
    Investments                                     468            954             46            (21)
  Net Change in Unrealized
    Appreciation                                   (443)         1,194             35            163
                                              ---------      ---------      ---------      ---------
  Net Change in Net Assets
    Resulting from Operations                     3,227          7,245            205            369

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income
     No-Load Class                               (3,166)        (5,073)          (118)          (216)
     Class A                                        (20)           (11)            (4)            (7)
     Class B                                        (16)           (13)            (2)            (4)

  Net Realized Gain on Investments
     No-Load Class                                   --             --             --             --
     Class A                                         --             --             --             --
     Class B                                         --             --             --             --
                                              ---------      ---------      ---------      ---------
  TOTAL                                          (3,202)        (5,097)          (124)          (227)

NET TRUST SHARE TRANSACTIONS
     No-Load Class                                6,258         18,821            521            280
     Class A                                      1,084            155             66              2
     Class B                                        232            250             57             14
                                              ---------      ---------      ---------      ---------
  Total                                           7,574         19,226            644            296
                                              ---------      ---------      ---------      ---------
TOTAL CHANGE IN NET ASSETS                        7,599         21,374            725            438

NET ASSETS AT BEGINNING OF PERIOD                71,672         50,298          4,893          4,455
                                              ---------      ---------      ---------      ---------
NET ASSETS AT END OF PERIOD                   $  79,271     $   71,672      $   5,618       $  4,893
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

----------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND TRUST SHARES AND AMOUNTS

SHARES:
  Sales                                           5,009         12,626             85            439
  Reinvestments                                     238            362              3             18
  Redemptions                                    (4,433)       (10,838)           (14)          (422)
                                              ---------      ---------      ---------      ---------
  NET CHANGE                                        814          2,150             74             35
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

AMOUNTS:
  Sales                                       $  46,224     $  112,308      $     735       $  3,703
  Reinvestments                                   2,197          3,238             30            152
  Redemptions                                   (40,847)       (96,320)          (121)        (3,559)
                                              ---------      ---------      ---------      ---------
  NET CHANGE                                  $   7,574     $   19,226      $     644       $    296
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------




                                                                SAFECO
                                                            CALIFORNIA                        SAFECO
                                                              TAX-FREE                     MUNICIPAL
                                                           INCOME FUND                     BOND FUND
                                              -------------------------     ------------------------
                                              SIX-MONTH        FOR THE      SIX-MONTH        FOR THE
                                                  ENDED     YEAR ENDED          ENDED     YEAR ENDED
                                                JUNE 30        DEC. 31        JUNE 30        DEC. 31
(In Thousands)                                     1998           1997           1998           1997
----------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                      $    2,370     $    3,764     $   12,767     $   25,677
  Net Realized Gain (Loss) on
    Investments                              $    2,640            367          7,955          6,632
  Net Change in Unrealized
    Appreciation                                 (2,620)         4,618         (6,163)        17,239
                                             ----------     ----------     ----------     ----------
  Net Change in Net Assets
    Resulting from Operations                     2,390          8,749         14,559         49,548

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income
     No-Load Class                               (2,347)        (3,744)       (12,744)       (25,652)
     Class A                                        (12)            (9)           (13)           (17)
     Class B                                        (11)           (11)           (10)            (8)

  Net Realized Gain on Investments
     No-Load Class                                   --           (360)            --         (5,345)
     Class A                                         --             (2)            --             (4)
     Class B                                         --             (2)            --             (4)
                                             ----------     ----------     ----------     ----------
  TOTAL                                         (2,370)        (4,128)       (12,767)       (31,030)

NET TRUST SHARE TRANSACTIONS
     No-Load Class                               19,417         11,712          7,288          3,479
     Class A                                        227            326            482             66
     Class B                                        345            374            315            382
                                             ----------     ----------     ----------     ----------
  Total                                          19,898         12,412          8,085          3,927
                                             ----------     ----------     ----------     ----------
TOTAL CHANGE IN NET ASSETS                       20,009         17,033          9,877         22,445

NET ASSETS AT BEGINNING OF PERIOD                89,340         72,307        503,838        481,393
                                             ----------     ----------     ----------     ----------
NET ASSETS AT END OF PERIOD                  $  109,349     $   89,340     $  513,715     $  503,838
                                             ----------     ----------     ----------     ----------
                                             ----------     ----------     ----------     ----------

----------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND TRUST SHARES AND AMOUNTS

SHARES:
  Sales                                           2,294          2,534          3,086          6,156
  Reinvestments                                     114            231            549          1,401
  Redemptions                                      (862)        (1,773)        (3,079)        (7,286)
                                             ----------     ----------     ----------     ----------
  NET CHANGE                                      1,546            992            556           (271)
                                             ----------     ----------     ----------     ----------
                                             ----------     ----------     ----------     ----------

AMOUNTS:
  Sales                                      $   29,665     $   31,480     $   44,826     $   86,878
  Reinvestments                                   1,474          2,867          7,961         19,903
  Redemptions                                   (11,150)       (21,935)       (44,702)      (102,854)
                                             ----------     ----------     ----------     ----------
  NET CHANGE                                 $   19,989     $   12,412     $    8,085     $    3,927
                                             ----------     ----------     ----------     ----------
                                             ----------     ----------     ----------     ----------

----------------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         STATEMENTS OF CHANGES IN NET ASSETS
                                    (Unaudited)





                                               SAFECO WASHINGTON STATE           SAFECO INTERMEDIATE-TERM
                                                   MUNICIPAL BOND FUND                MUNICIPAL BOND FUND
                                           ---------------------------           ------------------------
                                              SIX-MONTH        FOR THE           SIX-MONTH        FOR THE
                                           PERIOD ENDED     YEAR ENDED        PERIOD ENDED     YEAR ENDED
                                                JUNE 30        DEC. 31             JUNE 30        DEC. 31
(In Thousands)                                     1998           1997                1998           1997
---------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                      $      180     $      349          $      296      $     609
  Net Realized Gain (Loss) on
    Investments                                     203             (9)                 11             15
  Net Change in Unrealized
    Appreciation                                   (174)           321                 (56)           388
                                             ----------     ----------          ----------      ---------
  Net Change in Net Assets
    Resulting from Operations                       209            661                 251          1,012

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income
     No-Load Class                                 (170)          (326)               (296)          (609)
     Class A                                         (6)           (15)                 --             --
     Class B                                         (4)            (8)                 --             --

  Net Realized Gain on Investments
     No-Load Class                                   --             --                  --             --
     Class A                                         --             --                  --             --
     Class B                                         --             --                  --             --
                                             ----------     ----------          ----------      ---------
  TOTAL                                            (180)          (349)               (296)          (609)

NET TRUST SHARE TRANSACTIONS

     No-Load Class                                  407            440                 599           (795)
     Class A                                       (159)            11                  --             --
     Class B                                          4             19                  --             --
                                             ----------     ----------          ----------      ---------
  Total                                             252            470                 599           (795)
                                             ----------     ----------          ----------      ---------
TOTAL CHANGE IN NET ASSETS                          281            782                 554           (392)

NET ASSETS AT BEGINNING OF PERIOD                 7,887          7,105              13,780         14,172
                                             ----------     ----------          ----------      ---------
NET ASSETS AT END OF PERIOD                  $    8,168     $    7,887          $   14,334      $  13,780
                                             ----------     ----------          ----------      ---------
                                             ----------     ----------          ----------      ---------
---------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND TRUST SHARES AND AMOUNTS

SHARES:
  Sales                                             115            601                 155            204
  Reinvestments                                       4              7                  15             29
  Redemptions                                       (96)          (563)               (115)          (307)
                                             ----------     ----------          ----------      ---------
  NET CHANGE                                         23             45                  55            (74)
                                             ----------     ----------          ----------      ---------
                                             ----------     ----------          ----------      ---------

AMOUNTS:
  Sales                                      $    1,258     $    6,413          $    1,692      $   2,179
  Reinvestments                                      42             78                 159            312
  Redemptions                                    (1,048)        (6,021)             (1,252)        (3,286)
                                             ----------     ----------          ----------      ---------
  NET CHANGE                                 $      252     $      470          $      599      $    (795)
                                             ----------     ----------          ----------      ---------
                                             ----------     ----------          ----------      ---------

---------------------------------------------------------------------------------------------------------




                          SEE NOTES TO FINANCIAL STATEMENTS




                                                        SAFECO INSURED                             SAFECO            SAFECO TAX-FREE
                                                   MUNICIPAL BOND FUND                  MONEY MARKET FUND     MONEY MARKET BOND FUND
                                           ---------------------------           ------------------------     ----------------------
                                              SIX-MONTH        FOR THE           SIX-MONTH        FOR THE      SIX-MONTH    FOR THE
                                           PERIOD ENDED     YEAR ENDED        PERIOD ENDED     YEAR ENDED   PERIOD ENDED YEAR ENDED
                                                JUNE 30        DEC. 31             JUNE 30        DEC. 31        JUNE 30    DEC. 31
(In Thousands)                                     1998           1997                1998           1997           1998       1997
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                      $      394     $      665            $  4,323       $  8,347      $   1,181   $  2,278
  Net Realized Gain (Loss) on
    Investments                                     428             70                  --             --             --         --
  Net Change in Unrealized
    Appreciation                                   (355)           766                  --             --             --         --
                                             ----------     ----------          ----------      ---------      ---------   --------
  Net Change in Net Assets
    Resulting from Operations                       467          1,501               4,323          8,347          1,181      2,278

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income
     No-Load Class                                 (394)          (665)             (4,297)        (8,324)        (1,181)    (2,278)
     Class A                                                                           (17)           (15)            --         --
     Class B                                                                            (9)            (8)            --         --

  Net Realized Gain on Investments
     No-Load Class                                   --             --                  --             --             --         --
     Class A                                         --             --                  --             --             --         --
     Class B                                         --             --                  --             --             --         --
                                             ----------     ----------          ----------      ---------      ---------   --------
  TOTAL                                            (394)          (665)             (4,323)        (8,347)        (1,181)    (2,278)

NET TRUST SHARE TRANSACTIONS

     No-Load Class                           $    3,597     $    2,493          $    1,869      $  15,267      $     284   $  2,273
     Class A                                         --             --                 303            243             --         --
     Class B                                         --             --                 (91)           307             --         --
                                             ----------     ----------          ----------      ---------      ---------   --------
  Total                                           3,597          2,493               2,081         15,817            284      2,273
                                             ----------     ----------          ----------      ---------      ---------   --------
TOTAL CHANGE IN NET ASSETS                        3,760          3,329               2,081         15,817            284      2,273

NET ASSETS AT BEGINNING OF PERIOD                16,516         13,187             177,574        161,757         75,437     73,164
                                             ----------     ----------          ----------      ---------      ---------   --------
NET ASSETS AT END OF PERIOD                  $   20,186     $   16,516          $  179,655      $ 177,574      $  75,721   $ 75,437
                                             ----------     ----------          ----------      ---------      ---------   --------
                                             ----------     ----------          ----------      ---------      ---------   --------
------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND TRUST SHARES AND AMOUNTS

SHARES:
  Sales                                             572          1,204             219,511        322,894         39,769     64,208
  Reinvestments                                      15             23               4,013          7,794          1,079      2,055
  Redemptions                                      (269)        (1,000)           (221,443)      (314,871)       (40,564)   (63,990)
                                             ----------     ----------          ----------      ---------      ---------   --------
  NET CHANGE                                        318            227               2,081         15,817            284      2,273
                                             ----------     ----------          ----------      ---------      ---------   --------
                                             ----------     ----------          ----------      ---------      ---------   --------

AMOUNTS:
  Sales                                      $    6,475     $   13,174          $  219,511      $ 322,894      $  39,769   $ 64,208
  Reinvestments                                     171            247               4,013          7,794          1,079      2,055
  Redemptions                                    (3,049)       (10,928)           (221,443)      (314,871)       (40,564)   (63,990)
                                             ----------     ----------          ----------      ---------      ---------   --------
  NET CHANGE                                 $    3,597     $    2,493          $    2,081      $  15,817      $     284   $  2,273
                                             ----------     ----------          ----------      ---------      ---------   --------
                                             ----------     ----------          ----------      ---------      ---------   --------

------------------------------------------------------------------------------------------------------------------------------------





                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

1.   GENERAL
     This financial report is on 11 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     SAFECO Taxable Bond Trust
          SAFECO Intermediate-Term U.S. Treasury Fund
          SAFECO GNMA Fund
          SAFECO High-Yield Bond Fund

     SAFECO Managed Bond Trust
          SAFECO Managed Bond Fund

     SAFECO Tax-Exempt Bond Trust
          SAFECO California Tax-Free Income Fund
          SAFECO Municipal Bond Fund
          SAFECO Washington State Municipal Bond Fund
          SAFECO Intermediate-Term Municipal Bond Fund
          SAFECO Insured Municipal Bond Fund

     SAFECO Money Market Trust
          SAFECO Money Market Fund
          SAFECO Tax-Free Money Market Fund

     Effective September 30, 1996, the Intermediate-Term U.S. Treasury, Managed Bond, California Tax-Free Income, Municipal Bond, Washington State Municipal Bond, and Money Market Funds began issuing two new classes of shares -- Class A and Class B shares (collectively, "Advisor Classes"). Effective January 31, 1997, the High-Yield Bond Fund also began issuing Advisor Classes. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales and distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.

     In connection with issuing the new Advisor Classes, all of the above-mentioned funds (except the Money Market Fund) adopted a Plan of Distribution ("the Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Corp., for selling its shares at the annual

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

     Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.   SIGNIFICANT
     ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

     SECURITY VALUATION. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Other temporary investments purchased at par are valued at cost.

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

     INCOME RECOGNITION. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust,

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition. Interest is accrued on bonds and temporary investments daily. The Managed Bond Fund has elected to amortize premiums on securities purchased above par value. The funds in the Taxable Bond Trust have not elected to amortize premiums on securities purchased above par value.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.

     FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the funds in the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

3.   INVESTMENT TRANSACTIONS
     Following is a summary of investment transactions during the period ended June 30, 1998.


(In Thousands)                                    PURCHASES*          SALES**
------------------------------------------------------------------------------
Intermediate-Term U.S. Treasury Fund           $        996    $        519
GNMA Fund                                            27,428          27,490
High-Yield Bond Fund                                 27,701          21,482
Managed Bond Fund                                     2,835           2,330
California Tax-Free Income Fund                      38,680          24,937
Municipal Bond Fund                                  90,455          84,148
Washington State Municipal Bond Fund                  3,472           3,326
Intermediate-Term Municipal Bond Fund                   303             601
Insured Municipal Bond Fund                           8,605           3,551


* Excludes short-term securities. Purchases include $996, $27,428, $0, and $1,043 of U.S. Government securities for Intermediate-Term U.S. Treasury, GNMA, High-Yield, and Managed Bond Funds, respectively.

** Excludes short-term securities. Sales include $519, $27,490, $0, and $1,013 of U.S. Government securities for Intermediate-Term U.S. Treasury, GNMA, High-Yield, and Managed Bond Funds, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

4.   COMPONENTS OF NET ASSETS
     At June 30, 1998, the components of net assets were as follows:


                                                      SAFECO
                                           INTERMEDIATE-TERM         SAFECO         SAFECO
                                               U.S. TREASURY           GNMA     HIGH-YIELD
(In Thousands)                                          FUND           FUND      BOND FUND
------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  on investments in which there is an
  excess of value over identified cost            $      566     $      559     $    2,312

Aggregate gross unrealized depreciation
  on investments in which there is an
  an excess of identified cost over value                (28)           (18)          (328)
                                                  ----------     ----------     ----------
Net unrealized appreciation                              538            541          1,984

Accumulated net realized gain (loss) on
  investment transactions                               (249)*       (1,623)*          129*

Paid-in capital (par value $.001,
  unlimited shares authorized)                        17,029         40,007         77,158
                                                  ----------     ----------     ----------

NET ASSETS AT JUNE 30, 1998                       $   17,318     $   38,925     $   79,271
                                                  ----------     ----------     ----------
                                                  ----------     ----------     ----------
------------------------------------------------------------------------------------------


                                                                     SAFECO
                                                      SAFECO     CALIFORNIA         SAFECO
                                                     MANAGED       TAX-FREE      MUNICIPAL
(In Thousands)                                     BOND FUND    INCOME FUND      BOND FUND
------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  on investments in which there is an
  excess of value over identified cost            $      194     $    8,351     $   61,628

Aggregate gross unrealized depreciation

on investments in which there is an
  an excess of identified cost over value                 --           (233)          (178)
                                                  ----------     ----------     ----------
Net unrealized appreciation                              194          8,118         61,450

Accumulated net realized gain (loss) on
  investment transactions                                25*          2,640          7,955

Paid-in capital (par value $.001,
  unlimited shares authorized)                         5,399         98,591        444,310
                                                  ----------     ----------     ----------

NET ASSETS AT JUNE 30, 1998                         $  5,618      $ 109,349     $  513,715
                                                  ----------     ----------     ----------
                                                  ----------     ----------     ----------
------------------------------------------------------------------------------------------


* At December 31, 1997, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                AMOUNTS       EXPIRATION DATES
                                                -------       ----------------
Intermediate-Term U.S. Treasury Fund           $    253       2001-2005
GNMA Fund                                         2,571       1999-2003
High-Yield Bond Fund                                339       1998-2000
Managed Bond Fund                                    21       2005


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS
                                    (Unaudited)


                                                        SAFECO              SAFECO
                                              WASHINGTON STATE   INTERMEDIATE-TERM              SAFECO
                                                     MUNICIPAL           MUNICIPAL   INSURED MUNICIPAL
(In Thousands)                                       BOND FUND           BOND FUND           BOND FUND
-------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  on investments in which there is an
  excess of value over identified cost              $      436          $      715          $    1,180

Aggregate gross unrealized depreciation
  on investments in which there is an
  an excess of identified cost over value                   (1)                 --                 (38)
                                                    ----------          ----------          ----------
Net unrealized appreciation                                435                 715               1,142

Accumulated net realized gain (loss) on
  investment transactions                                  203                  11                 428

Paid-in capital (par value $.001,
  unlimited shares authorized)                           7,530              13,608              18,616
                                                    ----------          ----------          ----------

NET ASSETS AT JUNE 30, 1998                         $    8,168          $   14,334          $   20,186
                                                    ----------          ----------          ----------
                                                    ----------          ----------          ----------
-------------------------------------------------------------------------------------------------------


                                                                                                SAFECO
                                                                            SAFECO            TAX-FREE
                                                                      MONEY MARKET        MONEY MARKET
(In Thousands)                                                                FUND                FUND
-------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  on investments in which there is an
  excess of value over identified cost                                  $       --          $       --

Aggregate gross unrealized depreciation
  on investments in which there is an
  an excess of identified cost over value                                       --                  --
                                                                        ----------          ----------
Net unrealized appreciation                                                     --                  --

Accumulated net realized gain (loss) on
  investment transactions                                                       --                  --

Paid-in capital (par value $.001,
  unlimited shares authorized)                                             179,655              75,721
                                                                        ----------          ----------
NET ASSETS AT JUNE 30, 1998                                             $  179,655          $   75,721
                                                                        ----------          ----------
                                                                        ----------          ----------
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS
                                    (Unaudited)

5.   INVESTMENT ADVISORY FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES
     INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:


INTERMEDIATE-TERM U.S. TREASURY FUND:       GNMA & HIGH-YIELD BOND FUNDS:
    First $250 million               .55%   First $250 million            .65%
    Next $250 million                .45    Next $250 million             .55
    Next $250 million                .35    Next $250 million             .45
    Over $750 million                .25    Over $750 million             .35

MANAGED BOND FUND:                          MUNICIPAL & CALIFORNIA FUNDS:
    First $100 million               .50%   First $100 million            .55%
    Next $150 million                .40    Next $150 million             .45
    Over $250 million                .35    Next $250 million             .35
                                            Over $500 million             .25

INTERMEDIATE MUNICIPAL FUND:                INSURED & WASHINGTON FUNDS:
    First $250 million               .55%   First $250 million            .65%
    Next $250 million                .45    Next $250 million             .55
    Next $250 million                .35    Next $250 million             .45
    Over $750 million                .25    Over $750 million             .35

MONEY MARKET FUND:                          TAX-FREE MONEY MARKET FUND:
    First $250 million               .50%   First $100 million            .50%
    Next $250 million                .40    Next $150 million             .40
    Next $250 million                .30    Next $250 million             .30
    Over $750 million                .25    Over $500 million             .20


     TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.

     NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At June 30, 1998, the Insured Municipal Bond Fund had a 0% note payable to SAFECO Services of $61,175 and the Tax-Free Money Market had a 5.52% note payable to SAFECO Services of $185,765. The notes were repaid on July 1, 1998 and July 2, 1998, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)


     LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.

     AFFILIATE OWNERSHIP. At June 30, 1998, SAFECO Insurance Company of America owned 500,000 shares (or 30%) of the Intermediate-Term U.S. Treasury Fund, 502,372 shares (or 68%) of the Washington Fund, 397,434 (or 30%) of the Intermediate Municipal Fund, and 605,644 (or 34%) of the Insured Fund. SAFECO Asset Management Company owned 452,103 shares (or 70%) of the Managed Bond Fund.

     DEFERRED ORGANIZATION EXPENSES. Costs related to the organization of the Managed Bond Fund have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the affiliates and are being reimbursed by the Fund over the same time period.

     DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the period ended June 30, 1998:

                                                          COMMISSIONS
                                                            RETAINED
--------------------------------------------------------------------------------
Intermediate-Term U.S. Treasury Fund                         $   295
High-Yield Bond Fund                                           4,118
Managed Bond Fund                                                396
California Tax-Free Income Fund                                1,275
Municipal Bond Fund                                            1,268
Washington State Municipal Bond Fund                               5
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS
                                    (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
     NO-LOAD CLASS


                                                                               THREE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                           FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                                 SEPTEMBER 30
                                                ----------------------------------------------------------------------------------
                                                   1998           1997           1996           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $  10.34       $  10.11       $  10.10       $  10.24       $   9.74       $  10.74

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.28           0.58           0.16           0.54           0.55           0.52
  Net Realized and Unrealized
    Gain (Loss) on Investments                     0.08           0.23           0.01          (0.14)          0.50          (1.00)
                                               --------       --------       --------       --------       --------       --------

    Total from Investment Operations               0.36           0.81           0.17           0.40           1.05          (0.48)

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.28)         (0.58)         (0.16)         (0.54)         (0.55)         (0.52)
                                               --------       --------       --------       --------       --------       --------

    Total Distributions                           (0.28)         (0.58)         (0.16)         (0.54)         (0.55)         (0.52)
                                               --------       --------       --------       --------       --------       --------


NET ASSET VALUE AT END OF PERIOD               $  10.42       $  10.34       $  10.11       $  10.10       $  10.24       $   9.74
                                               --------       --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------       --------

TOTAL RETURN                                      3.55%*         8.29%          1.68%*         4.00%         11.07%         (4.56%)

NET ASSETS AT END OF PERIOD (000's)            $ 16,271       $ 15,698       $ 14,679       $ 14,668       $ 13,774       $ 13,367
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              1.00%**        0.92%          0.85%**+       1.01%          0.96%          0.90%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              5.49%**        5.74%          6.30%**        5.30%          5.51%          5.08%
PORTFOLIO TURNOVER RATE                           6.43%**       82.36%        125.42%**      294.25%        124.90%         75.46%
----------------------------------------------------------------------------------------------------------------------------------


 *   Not annualized.
**   Annualized.
+ Net of reimbursements by advisor. Excluding the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996, would have been 1.07%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO GNMA FUND
     NO-LOAD CLASS


                                                                               THREE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                           FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                                 SEPTEMBER 30
                                                ----------------------------------------------------------------------------------
                                                   1998           1997           1996           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $   9.57       $   9.36       $   9.26       $   9.45       $   9.05       $  10.03

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.29           0.60           0.15           0.60           0.60           0.60
  Net Realized and Unrealized
    Gain (Loss) on Investments                     0.03           0.21           0.10          (0.19)          0.40          (0.98)
                                               --------       --------       --------       --------       --------       --------

    Total from Investment Operations               0.32           0.81           0.25           0.41           1.00          (0.38)

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.29)         (0.60)         (0.15)         (0.60)         (0.60)         (0.60)
                                               --------       --------       --------       --------       --------       --------

NET ASSET VALUE AT END OF PERIOD               $   9.60       $   9.57       $   9.36       $   9.26       $   9.45       $   9.05
                                               --------       --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------       --------

TOTAL RETURN                                      3.33%*         8.97%          2.71%*         4.48%         11.49%        (3.91%)

NET ASSETS AT END OF PERIOD (000's)            $ 38,925       $ 38,172       $ 39,543       $ 39,703       $ 44,055       $ 46,176
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.97%**        0.93%          1.01%**        1.03%          1.01%          0.95%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              6.00%**        6.40%          6.43%**        6.42%          6.55%          6.26%
PORTFOLIO TURNOVER RATE                         150.84%**       82.70%         51.06%**       47.45%        131.24%         55.12%
----------------------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO HIGH-YIELD BOND FUND
     NO-LOAD CLASS



                                                                               THREE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                           FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                                 SEPTEMBER 30
                                                ----------------------------------------------------------------------------------
                                                   1998           1997           1996           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                           $  9.13       $   8.82       $   8.79       $   8.68       $   8.55       $   9.22

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.37           0.77           0.19           0.78           0.79           0.82
  Net Realized and Unrealized
    Gain (Loss) on Investments                     0.02           0.31           0.03           0.11           0.13          (0.67)
                                               --------       --------       --------       --------       --------       --------

    Total from Investment Operations               0.39           1.08           0.22           0.89           0.92           0.15

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.37)         (0.77)         (0.19)         (0.78)         (0.79)         (0.82)
                                               --------       --------       --------       --------       --------       --------

NET ASSET VALUE AT END OF PERIOD               $   9.15       $   9.13       $   8.82       $   8.79       $   8.68       $   8.55
                                               --------       --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------       --------

TOTAL RETURN                                      4.37%*        12.79%          2.50%*        10.79%         11.43%          1.61%

NET ASSETS AT END OF PERIOD (000's)            $ 77,345       $ 71,058       $ 50,298       $ 47,880       $ 39,178       $ 27,212
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.91%**        0.91%          0.90%**        0.94%          1.01%          1.03%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              8.20%**        8.58%          8.56%**        8.99%          9.28%          9.26%
PORTFOLIO TURNOVER RATE                          56.72%**       85.06%         35.01%**       92.65%         38.03%         63.02%
----------------------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO MANAGED BOND FUND
     NO-LOAD CLASS





                                              SIX-MONTH
                                                 PERIOD
                                                  ENDED                                           FOR THE YEAR ENDED
                                                JUNE 30                                                 DECEMMBER 31
                                                --------------------------------------------------------------------
                                                   1998           1997           1996           1995           1994
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $   8.60        $  8.35       $   8.77       $   8.15       $   9.08

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.21           0.42           0.41           0.44           0.27
  Net Realized and Unrealized
    Gain (Loss) on Investments                     0.13           0.25          (0.42)          0.94          (0.93)
                                               --------       --------       --------       --------       --------

    Total from Investment Operations               0.34           0.67          (0.01)          1.38          (0.66)

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.21)         (0.42)         (0.41)         (0.44)         (0.27)
  Distributions from
    Realized Gains                                   --             --             --          (0.32)            --
                                               --------       --------       --------       --------       --------
    Total Distributions                           (0.21)         (0.42)         (0.41)         (0.76)         (0.27)
                                               --------       --------       --------       --------       --------

NET ASSET VALUE AT END OF PERIOD               $   8.73        $  8.60       $   8.35       $   8.77       $   8.15
                                               --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------

TOTAL RETURN                                      3.98%*         8.23%          0.02%         17.35%       (3.01%)#

NET ASSETS AT END OF PERIOD (000's)            $  5,224        $ 4,627       $  4,215       $  4,497       $  4,627
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              1.19%**        1.15%          1.27%          1.16%          1.37%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              4.85%**        4.98%          4.86%          5.14%          4.47%
PORTFOLIO TURNOVER RATE                          93.68%**      176.50%        136.29%         78.78%        129.56%
-------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.
# Total return from February 28, 1994 (initial public offering) to December 31, 1994; not annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO CALIFORNIA TAX-FREE INCOME FUND
     NO-LOAD CLASS



                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED             FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                       MARCH 31
                                                --------------------------------------------------------------------
                                                   1998           1997           1996            1996           1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $  12.93       $  12.22       $  11.86        $  11.54       $  11.51

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.31           0.60           0.47            0.62           0.63
  Net Realized and Unrealized
    Gain on Investments                            0.01           0.76           0.39            0.40           0.13
                                               --------       --------       --------        --------       --------

    Total from Investment Operations               0.32           1.36           0.86            1.02           0.76

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.31)         (0.60)         (0.47)          (0.62)         (0.63)
  Distributions from
    Realized Gains                                   --          (0.05)         (0.03)          (0.08)         (0.10)
                                               --------       --------       --------        --------       --------

    Total Distributions                           (0.31)         (0.65)         (0.50)          (0.70)         (0.73)
                                               --------       --------       --------        --------       --------

NET ASSET VALUE AT END OF PERIOD               $  12.94       $  12.93       $  12.22        $  11.86       $  11.54
                                               --------       --------       --------        --------       --------
                                               --------       --------       --------        --------       --------

TOTAL RETURN                                      2.49%*        11.55%          7.42%*          8.87%          7.01%

NET ASSETS AT END OF PERIOD (000's)            $107,815       $ 88,379       $ 72,084        $ 70,546       $ 64,058
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.68%**        0.68%          0.69%**         0.68%          0.70%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              4.79%**        4.88%          5.21%**         5.12%          5.65%
PORTFOLIO TURNOVER RATE                          52.97%**        9.83%         10.52%**        16.25%         44.10%
--------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO MUNICIPAL BOND FUND
     NO-LOAD CLASS



                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                 FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                           MARCH 31
                                                ------------------------------------------------------------------------
                                                   1998           1997           1996                1996           1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $  14.52       $  13.98       $  13.69            $  13.36       $  13.27

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.37           0.75           0.57                0.76           0.77
  Net Realized and Unrealized
    Gain on Investments                            0.05           0.70           0.29                0.33           0.12
                                               --------       --------       --------            --------       --------

    Total from Investment Operations               0.42           1.45           0.86                1.09           0.89

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.37)         (0.75)         (0.57)              (0.76)         (0.77)
  Distributions from
    Realized Gains                                   --          (0.16)            --                  --          (0.03)
                                               --------       --------       --------            --------       --------

    Total Distributions                           (0.37)         (0.91)         (0.57)              (0.76)         (0.80)
                                               --------       --------       --------            --------       --------

NET ASSET VALUE AT END OF PERIOD               $  14.57       $  14.52       $  13.98            $  13.69       $  13.36
                                               --------       --------       --------            --------       --------
                                               --------       --------       --------            --------       --------
TOTAL RETURN                                      2.90%*        10.68%          6.42%*              8.23%          7.10%

NET ASSETS AT END OF PERIOD (000's)          $  512,016       $502,946     $  480,970          $  480,643     $  472,569
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.51%**        0.51%          0.53%**             0.54%          0.56%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              5.07%**        5.31%          5.53%**             5.47%          5.96%
PORTFOLIO TURNOVER RATE                          33.99%**       13.52%          6.66%**            12.60%         26.96%
------------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
     NO-LOAD CLASS



                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                 FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                           MARCH 31
                                                ------------------------------------------------------------------------
                                                   1998           1997           1996                1996           1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $  10.95       $  10.53       $  10.34            $  10.10        $  9.91

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.25           0.50           0.37                0.50           0.49
  Net Realized and Unrealized
    Gain on Investments                            0.04           0.42           0.20                0.27           0.19
                                               --------       --------       --------            --------       --------

    Total from Investment Operations               0.29           0.92           0.57                0.77           0.68

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.25)         (0.50)         (0.37)              (0.50)         (0.49)
  Distributions from
    Realized Gains                                   --             --          (0.01)              (0.03)            --
                                               --------       --------       --------            --------       --------

    Total Distributions                           (0.25)         (0.50)         (0.38)              (0.53)         (0.49)
                                               --------       --------       --------            --------       --------

NET ASSET VALUE AT END OF PERIOD               $  10.99       $  10.95       $  10.53            $  10.34       $  10.10
                                               --------       --------       --------            --------       --------
                                               --------       --------       --------            --------       --------

TOTAL RETURN                                      2.69%*         8.94%          5.61%*              7.73%          7.13%

NET ASSETS AT END OF PERIOD (000's)            $  7,722       $  7,288       $  6,558            $  6,489       $  5,953
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              1.04%**        1.02%          1.10%**             1.07%          1.09%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              4.63%**        4.68%          4.78%**             4.78%          5.06%
PORTFOLIO TURNOVER RATE                          85.85%**       11.67%         15.96%**            20.86%          9.23%
------------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
     NO-LOAD CLASS


                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                 FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                           MARCH 31
                                                ------------------------------------------------------------------------
                                                   1998           1997           1996                1996           1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $  10.92       $  10.61       $  10.49            $  10.17       $  10.13

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.23           0.47           0.35                0.45           0.45
  Net Realized and Unrealized
    Gain (Loss) on Investments                    (0.04)          0.31           0.12                0.32           0.04
                                               --------       --------       --------            --------       --------

    Total from Investment Operations               0.19           0.78           0.47                0.77           0.49

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.23)         (0.47)         (0.35)              (0.45)         (0.45)
                                               --------       --------       --------            --------       --------

NET ASSET VALUE AT END OF PERIOD               $  10.88       $  10.92       $  10.61            $  10.49       $  10.17
                                               --------       --------       --------            --------       --------
                                               --------       --------       --------            --------       --------

TOTAL RETURN                                      1.76%*         7.50%          4.53%*              7.63%          4.97%

NET ASSETS AT END OF PERIOD (000's)            $ 14,334       $ 13,780       $ 14,172            $ 14,981       $ 13,762
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.85%**        0.83%          0.89%**             0.84%          0.85%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              4.26%**        4.37%          4.40%**             4.29%          4.46%
PORTFOLIO TURNOVER RATE                           4.43%**       10.52%         12.81%**             9.12%          4.27%
------------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO INSURED MUNICIPAL BOND FUND
     NO-LOAD CLASS



                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED                 FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                           MARCH 31
                                                ------------------------------------------------------------------------
                                                   1998           1997           1996                1996           1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $  11.36       $  10.74       $  10.46            $  10.05        $  9.73

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.24           0.50           0.37                0.48           0.48
  Net Realized and Unrealized
    Gain on Investments                            0.03           0.62           0.28                0.41           0.32
                                               --------       --------       --------            --------       --------

    Total from Investment Operations               0.27           1.12           0.65                0.89           0.80

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.24)         (0.50)         (0.37)              (0.48)         (0.48)
                                               --------       --------       --------            --------       --------

NET ASSET VALUE AT END OF PERIOD               $  11.39       $  11.36       $  10.74            $  10.46       $  10.05
                                               --------       --------       --------            --------       --------
                                               --------       --------       --------            --------       --------

TOTAL RETURN                                      2.44%*        10.70%          6.31%*              8.95%          8.58%

NET ASSETS AT END OF PERIOD (000's)           $  20,186        $16,516      $  13,187           $  11,758       $  8,163
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.90%**        0.92%          1.00%**             0.99%          1.08%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              4.33%**        4.56%          4.66%**             4.53%          5.11%
PORTFOLIO TURNOVER RATE                          41.46%**       13.02%         14.86%**             3.71%         14.76%
------------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO MONEY MARKET FUND
     NO-LOAD CLASS



                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED            FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                      MARCH 31
                                                -------------------------------------------------------------------
                                                   1998           1997           1996           1996           1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $   1.00       $   1.00       $   1.00       $   1.00       $   1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.02           0.05           0.03           0.05           0.04

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.02)         (0.05)         (0.03)         (0.05)         (0.04)
                                               --------       --------       --------       --------       --------

NET ASSET VALUE AT END OF PERIOD               $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------

TOTAL RETURN                                      2.44%*         4.93%          3.54%*         5.15%          4.20%

NET ASSETS AT END OF PERIOD (000's)            $178,492       $176,623       $161,356       $165,122       $171,958
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.80%**        0.78%          0.81%**        0.78%          0.78%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              4.88%**        4.82%          4.66%**        5.04%          4.21%
-------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO TAX-FREE MONEY MARKET FUND
     NO-LOAD CLASS



                                                                                NINE-
                                              SIX-MONTH        FOR THE          MONTH
                                                 PERIOD           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED            FOR THE YEAR ENDED
                                                JUNE 30        DEC. 31        DEC. 31                      MARCH 31
                                                -------------------------------------------------------------------
                                                   1998           1997           1996           1996           1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                          $   1.00       $   1.00       $   1.00       $   1.00        $  1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.02           0.03           0.02           0.03           0.03

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                             (0.02)         (0.03)         (0.02)         (0.03)         (0.03)
                                               --------       --------       --------       --------       --------

NET ASSET VALUE AT END OF PERIOD               $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------

TOTAL RETURN                                      1.54%*         3.12%          2.29%*         3.44%          2.84%

NET ASSETS AT END OF PERIOD (000's)            $ 75,721       $ 75,437       $ 73,164       $ 79,702       $ 77,320
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                              0.63%**        0.63%          0.65%**        0.65%          0.64%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              3.08%**        3.11%          3.03%**        3.40%          2.79%
-------------------------------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.

                         This page left blank intentionally.

                        This page left blank intentionally.

                        This page left blank intentionally.

                               SAFECO FAMILY OF FUNDS
STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund
     SAFECO U.S. Value Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO TAXABLE BOND FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.


FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391


MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 997 8/98

[LOGO] Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-TM- A trademark of SAFECO Corporation.